UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.3%
	AH Mortgage Advance Trust,
1,925	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,935
1,700	Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	1,698
	Ally Auto Receivables Trust,
635	Series 2010-1, Class A3, 1.450%, 05/15/14	641
1,385	Series 2010-3, Class A3, 1.110%, 10/15/14	1,388
670	Series 2010-3, Class A4, 1.550%, 08/17/15	667
392	Series 2010-4, Class A3, 0.910%, 11/17/14	390
	AmeriCredit Automobile
	Receivables Trust,
2,600	Series 2006-BG, Class A4, 5.210%, 09/06/13	2,641
570	Series 2008-AF, Class A4, 6.960%, 10/14/14	614
239	Series 2010-1, Class A2, 0.970%, 01/15/13	239
235	Series 2010-1, Class A3, 1.660%, 03/17/14	236
890	Series 2010-3, Class A3, 1.140%, 04/08/15	889
1,500	Series 2010-4, Class A2, 0.960%, 05/08/14	1,500
375	Series 2010-4, Class A3, 1.270%, 04/08/15	375
	Bank of America Auto Trust,
2,285	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	2,309
1,015	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	1,022
645	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	648
475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	485
932	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.623%, 04/25/36	640
685	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	690
600	Centex Home Equity, Series 2004- D, Class AF4, SUB, 4.680%, 06/25/32	604
2,304	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	2,202
1,500	Chrysler Financial Auto Securitization Trust, Series 2010- A, Class A3, 0.910%, 08/08/13	1,498
	Citibank Credit Card Issuance Trust,
3,380	Series 2002-C2, Class C2, 6.950%, 02/18/14	3,564
800	Series 2007-A3, Class A3, 6.150%, 06/15/39	993
658	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.633%, 12/25/33	571
	CNH Equipment Trust,
700	Series 2008-B, Class A4A, 5.600%, 11/17/14	724
380	Series 2009-C, Class A3, 1.850%, 12/16/13	383
1,280	Series 2010-A, Class A3, 1.540%, 07/15/14	1,291
1,500	Series 2010-C, Class A3, 1.170%, 05/15/15	1,500
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.853%, 10/25/34	557
400	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	276
1,015	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,126
300	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.353%, 12/25/36	280
	Ford Credit Auto Owner Trust,
77	Series 2006-B, Class A4, 5.250%, 09/15/11	78
124	Series 2007-B, Class A3A, 5.150%, 11/15/11	124
551	Series 2009-B, Class A3, 2.790%, 08/15/13	559
500	Series 2009-B, Class A4, 4.500%, 07/15/14	532
482	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	451
	Harley-Davidson Motorcycle Trust,
525	Series 2010-1, Class A2, 0.830%, 11/15/13	525
540	Series 2010-1, Class A3, 1.160%, 02/15/15	540
586	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.790%, 01/15/13	593
	HSBC Home Equity Loan Trust,
1,505	Series 2006-1, Class A1, VAR, 0.413%, 01/20/36	1,388
1,000	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	1,030
2,916	Series 2007-3, Class APT, VAR, 1.453%, 11/20/36	2,675
	Hyundai Auto Receivables Trust,
640	Series 2010-B, Class A3, 0.970%, 04/15/15	640

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
710	Series 2010-B, Class A4, 1.630%, 03/15/17	711
311	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.453%, 03/25/36	201
236	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	238
	Long Beach Mortgage Loan Trust,
514	Series 2006-8, Class 2A2, VAR, 0.343%, 09/25/36	196
903	Series 2006-WL2, Class 2A3, VAR, 0.453%, 01/25/36	747
1,874	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	1,976
550	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	555
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009- ADV1, Class A1, VAR, 3.253%, 12/26/22 (e)	9,975
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	1,007
	Nissan Auto Receivables Owner Trust,
750	Series 2010-A, Class A3, 0.870%, 07/15/14	748
450	Series 2010-A, Class A4, 1.310%, 09/15/16	450
788	PennyMac Loan Trust, Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	786
328	Real Estate Asset Trust, Series 2010-1A, Class A1, 6.250%, 09/25/40 (e) (f) (i)	328
300	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	161
	Santander Drive Auto Receivables Trust,
720	Series 2010-3, Class A2, 0.930%, 06/17/13	719
580	Series 2010-3, Class A3, 1.200%, 06/16/14	579
350	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.523%, 06/25/35	324
455	Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	465
1,540	Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	1,536
1,170	USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	1,178
1,370	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,402

	Total Asset-Backed Securities (Cost $67,563)	67,993

Collateralized Mortgage Obligations — 43.4%
	Agency CMO — 29.4%
	Federal Home Loan Bank System,
1,661	Series 2000-0606, Class Y, 5.270%, 12/28/12	1,775
3,102	Series 2000-1067, Class 1, 5.300%, 06/15/12	3,261
421	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	495
	Federal Home Loan Mortgage Corp. REMICS,
49	Series 11, Class D, 9.500%, 07/15/19	53
19	Series 22, Class C, 9.500%, 04/15/20	21
29	Series 23, Class F, 9.600%, 04/15/20	33
–(h)	Series 41, Class I, HB, 84.000%,
	05/15/20	1
2	Series 47, Class F, 10.000%, 06/15/20	3
10	Series 99, Class Z, 9.500%, 01/15/21	12
–(h)	Series 204, Class E, HB, IF,
	1,826.308%, 05/15/23	–	(h)
–(h)	Series 1045, Class G, HB,
	1,066.209%, 02/15/21	1
11	Series 1065, Class J, 9.000%, 04/15/21	13
3	Series 1079, Class S, HB, IF, 32.938%, 05/15/21	6
16	Series 1084, Class F, VAR, 1.262%, 05/15/21	16
11	Series 1084, Class S, HB, IF, 43.819%, 05/15/21	22
26	Series 1116, Class I, 5.500%, 08/15/21	28
20	Series 1144, Class KB, 8.500%, 09/15/21	25
–(h)	Series 1172, Class L, HB, VAR,
	1,181.250%, 11/15/21	2

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1	Series 1196, Class B, HB, IF, 1,161.253%, 01/15/22	16
28	Series 1250, Class J, 7.000%, 05/15/22	32
44	Series 1343, Class LA, 8.000%, 08/15/22	51
56	Series 1343, Class LB, 7.500%, 08/15/22	66
90	Series 1370, Class JA, VAR, 1.463%, 09/15/22	90
86	Series 1455, Class WB, IF, 4.519%, 12/15/22	77
432	Series 1466, Class PZ, 7.500%, 02/15/23	494
8	Series 1470, Class F, VAR, 2.663%, 02/15/23	8
486	Series 1498, Class I, VAR, 1.463%, 04/15/23	487
618	Series 1502, Class PX, 7.000%, 04/15/23	626
80	Series 1505, Class Q, 7.000%, 05/15/23	94
195	Series 1518, Class G, IF, 8.773%, 05/15/23	215
64	Series 1541, Class M, HB, IF, 20.944%, 07/15/23	96
176	Series 1541, Class O, VAR, 1.970%, 07/15/23	184
17	Series 1570, Class F, VAR, 3.163%, 08/15/23	18
661	Series 1573, Class PZ, 7.000%, 09/15/23	751
416	Series 1591, Class PV, 6.250%, 10/15/23	445
28	Series 1595, Class D, 7.000%, 10/15/13	29
86	Series 1596, Class D, 6.500%, 10/15/13	86
27	Series 1602, Class SA, HB, IF, 21.734%, 10/15/23	39
19	Series 1607, Class SA, IF, 18.767%, 10/15/13	22
1,791	Series 1608, Class L, 6.500%, 09/15/23	2,059
509	Series 1609, Class LG, IF, 16.656%, 11/15/23	620
856	Series 1638, Class H, 6.500%, 12/15/23	982
758	Series 1642, Class PJ, 6.000%, 11/15/23	803
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	18
18	Series 1686, Class SH, IF, 18.534%, 02/15/24	29
270	Series 1695, Class EB, 7.000%, 03/15/24	318
51	Series 1699, Class FC, VAR, 0.912%, 03/15/24	51
259	Series 1700, Class GA, PO, 02/15/24	227
739	Series 1706, Class K, 7.000%, 03/15/24	847
24	Series 1709, Class FA, VAR, 1.690%, 03/15/24	25
59	Series 1745, Class D, 7.500%, 08/15/24	69
1,979	Series 1760, Class ZD, VAR, 2.040%, 02/15/24	2,010
613	Series 1798, Class F, 5.000%, 05/15/23	649
9	Series 1807, Class G, 9.000%, 10/15/20	10
178	Series 1829, Class ZB, 6.500%, 03/15/26	197
20	Series 1844, Class E, 6.500%, 10/15/13	22
182	Series 1863, Class Z, 6.500%, 07/15/26	204
39	Series 1865, Class D, PO, 02/15/24	29
109	Series 1890, Class H, 7.500%, 09/15/26	127
343	Series 1899, Class ZE, 8.000%, 09/15/26	413
18	Series 1935, Class FL, VAR, 1.013%, 02/15/27	18
244	Series 1963, Class Z, 7.500%, 01/15/27	281
35	Series 1970, Class PG, 7.250%, 07/15/27	40
383	Series 1981, Class Z, 6.000%, 05/15/27	421
171	Series 1987, Class PE, 7.500%, 09/15/27	201
405	Series 2019, Class Z, 6.500%, 12/15/27	465
84	Series 2025, Class PE, 6.300%, 01/15/13	84
129	Series 2033, Class SN, HB, IF, 23.963%, 03/15/24	81
359	Series 2038, Class PN, IO, 7.000%, 03/15/28	72
656	Series 2040, Class PE, 7.500%, 03/15/28	772
126	Series 2043, Class CJ, 6.500%, 04/15/28	143

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
515	Series 2054, Class PV, 7.500%, 05/15/28	543
166	Series 2055, Class OE, 6.500%, 05/15/13	167
1,068	Series 2075, Class PH, 6.500%, 08/15/28	1,225
1,200	Series 2075, Class PM, 6.250%, 08/15/28	1,283
437	Series 2086, Class GB, 6.000%, 09/15/28	463
452	Series 2089, Class PJ, IO, 7.000%, 10/15/28	94
1,795	Series 2095, Class PE, 6.000%, 11/15/28	1,963
388	Series 2102, Class TC, 6.000%, 12/15/13	408
256	Series 2102, Class TU, 6.000%, 12/15/13	269
1,045	Series 2115, Class PE, 6.000%, 01/15/14	1,089
577	Series 2125, Class JZ, 6.000%, 02/15/29	620
113	Series 2132, Class SB, HB, IF, 29.449%, 03/15/29	182
80	Series 2134, Class PI, IO, 6.500%, 03/15/19	12
29	Series 2135, Class UK, IO, 6.500%, 03/15/14	2
549	Series 2136, Class PG, 6.000%, 03/15/29	615
60	Series 2141, Class IO, IO, 7.000%, 04/15/29	11
132	Series 2163, Class PC, IO, 7.500%, 06/15/29	30
1,507	Series 2169, Class TB, 7.000%, 06/15/29	1,772
757	Series 2172, Class QC, 7.000%, 07/15/29	866
755	Series 2176, Class OJ, 7.000%, 08/15/29	878
384	Series 2201, Class C, 8.000%, 11/15/29	463
293	Series 2209, Class TC, 8.000%, 01/15/30	348
479	Series 2210, Class Z, 8.000%, 01/15/30	577
131	Series 2224, Class CB, 8.000%, 03/15/30	157
305	Series 2230, Class Z, 8.000%, 04/15/30	367
256	Series 2234, Class PZ, 7.500%, 05/15/30	305
213	Series 2247, Class Z, 7.500%, 08/15/30	247
302	Series 2256, Class MC, 7.250%, 09/15/30	355
645	Series 2259, Class ZM, 7.000%, 10/15/30	758
24	Series 2261, Class ZY, 7.500%, 10/15/30	29
74	Series 2262, Class Z, 7.500%, 10/15/30	80
646	Series 2271, Class PC, 7.250%, 12/15/30	760
1,454	Series 2283, Class K, 6.500%, 12/15/23	1,578
368	Series 2296, Class PD, 7.000%, 03/15/31	428
115	Series 2306, Class K, PO, 05/15/24	103
271	Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	40
356	Series 2313, Class LA, 6.500%, 05/15/31	388
780	Series 2325, Class PM, 7.000%, 06/15/31	873
1,496	Series 2344, Class QG, 6.000%, 08/15/16	1,611
4,260	Series 2344, Class ZD, 6.500%, 08/15/31	4,712
377	Series 2344, Class ZJ, 6.500%, 08/15/31	417
364	Series 2345, Class NE, 6.500%, 08/15/31	392
432	Series 2345, Class PQ, 6.500%, 08/15/16	462
506	Series 2351, Class PZ, 6.500%, 08/15/31	550
4,024	Series 2353, Class AZ, 6.000%, 09/15/31	4,368
569	Series 2353, Class TD, 6.000%, 09/15/16	610
475	Series 2355, Class BP, 6.000%, 09/15/16	511
292	Series 2359, Class PM, 6.000%, 09/15/16	310
1,715	Series 2359, Class ZB, 8.500%, 06/15/31	1,980
883	Series 2360, Class PG, 6.000%, 09/15/16	956
203	Series 2363, Class PF, 6.000%, 09/15/16	219
378	Series 2366, Class MD, 6.000%, 10/15/16	404
653	Series 2367, Class ME, 6.500%, 10/15/31	720

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,392	Series 2391, Class QR, 5.500%, 12/15/16	1,509
291	Series 2391, Class VQ, 6.000%, 10/15/12	292
539	Series 2394, Class MC, 6.000%, 12/15/16	580
1,228	Series 2396, Class FM, VAR, 0.703%, 12/15/31	1,235
828	Series 2399, Class OH, 6.500%, 01/15/32	917
1,320	Series 2399, Class TH, 6.500%, 01/15/32	1,462
1,198	Series 2410, Class NG, 6.500%, 02/15/32	1,331
399	Series 2410, Class OE, 6.375%, 02/15/32	442
929	Series 2410, Class QS, IF, 18.841%, 02/15/32	1,257
361	Series 2410, Class QX, IF, IO, 8.397%, 02/15/32	75
1,054	Series 2412, Class SP, IF, 15.593%, 02/15/32	1,268
1,660	Series 2420, Class XK, 6.500%, 02/15/32	1,835
804	Series 2423, Class MC, 7.000%, 03/15/32	902
811	Series 2423, Class MT, 7.000%, 03/15/32	909
518	Series 2425, Class OB, 6.000%, 03/15/17	550
2,182	Series 2430, Class WF, 6.500%, 03/15/32	2,469
1,120	Series 2434, Class TC, 7.000%, 04/15/32	1,267
565	Series 2435, Class CJ, 6.500%, 04/15/32	656
1,796	Series 2435, Class VH, 6.000%, 07/15/19	1,837
1,009	Series 2436, Class MC, 7.000%, 04/15/32	1,136
705	Series 2444, Class ES, IF, IO, 7.697%, 03/15/32	123
458	Series 2450, Class GZ, 7.000%, 05/15/32	525
564	Series 2450, Class SW, IF, IO, 7.747%, 03/15/32	108
3,137	Series 2455, Class GK, 6.500%, 05/15/32	3,469
360	Series 2458, Class QE, 5.500%, 06/15/17	390
360	Series 2460, Class VZ, 6.000%, 11/15/29	361
980	Series 2462, Class JG, 6.500%, 06/15/32	1,124
2,835	Series 2464, Class SI, IF, IO, 7.747%, 02/15/32	477
873	Series 2466, Class PG, 6.500%, 04/15/32	926
942	Series 2466, Class PH, 6.500%, 06/15/32	1,087
1,008	Series 2474, Class NR, 6.500%, 07/15/32	1,128
99	Series 2480, Class PV, 6.000%, 07/15/11	101
1,393	Series 2484, Class LZ, 6.500%, 07/15/32	1,598
2,260	Series 2500, Class MC, 6.000%, 09/15/32	2,518
184	Series 2503, Class BH, 5.500%, 09/15/17	200
915	Series 2508, Class AQ, 5.500%, 10/15/17	998
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,262
204	Series 2513, Class TG, 6.000%, 02/15/32	209
310	Series 2513, Class YO, PO, 02/15/32	309
1,128	Series 2515, Class DE, 4.000%, 03/15/32	1,175
715	Series 2518, Class PX, 5.500%, 09/15/13	757
58	Series 2519, Class BT, 8.500%, 09/15/31	59
922	Series 2535, Class BK, 5.500%, 12/15/22	1,020
1,916	Series 2537, Class TE, 5.500%, 12/15/17	2,083
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,295
2,449	Series 2544, Class HC, 6.000%, 12/15/32	2,746
2,532	Series 2552, Class ME, 6.000%, 01/15/33	2,851
687	Series 2563, Class PK, IO, 5.500%, 03/15/31	2
183	Series 2565, Class MB, 6.000%, 05/15/30	186
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,685
1,690	Series 2568, Class KG, 5.500%, 02/15/23	1,896
270	Series 2571, Class SK, HB, IF, 33.407%, 09/15/23	477

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,280
889	Series 2586, Class WI, IO, 6.500%, 03/15/33	164
1,954	Series 2587, Class WX, 5.000%, 03/15/18	2,146
774	Series 2591, Class WI, IO, 5.500%, 02/15/30	13
2,119	Series 2594, Class VQ, 6.000%, 08/15/20	2,182
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,520
369	Series 2597, Class DS, IF, IO, 7.297%, 02/15/33	25
952	Series 2599, Class DS, IF, IO, 6.747%, 02/15/33	30
2,215	Series 2610, Class DS, IF, IO, 6.847%, 03/15/33	108
2,096	Series 2611, Class SH, IF, IO, 7.397%, 10/15/21	87
1,130	Series 2611, Class UH, 4.500%, 05/15/18	1,183
1,833	Series 2617, Class AK, 4.500%, 05/15/18	1,853
1,697	Series 2617, Class GR, 4.500%, 05/15/18	1,826
134	Series 2619, Class HR, 3.500%, 11/15/31	137
321	Series 2619, Class IM, IO, 5.000%, 10/15/21	9
4,871	Series 2626, Class NS, IF, IO, 6.297%, 06/15/23	467
726	Series 2628, Class WA, 4.000%, 07/15/28	738
2,260	Series 2631, Class LC, 4.500%, 06/15/18	2,430
1,190	Series 2636, Class Z, 4.500%, 06/15/18	1,267
1,271	Series 2637, Class SA, IF, IO, 5.847%, 06/15/18	124
169	Series 2638, Class DS, IF, 8.347%, 07/15/23	173
625	Series 2638, Class SA, IF, IO, 6.847%, 11/15/16	17
829	Series 2640, Class UG, IO, 5.000%, 01/15/32	64
2,945	Series 2640, Class UP, IO, 5.000%, 01/15/32	163
148	Series 2640, Class UR, IO, 4.500%, 08/15/17	2
97	Series 2643, Class HI, IO, 4.500%, 12/15/16	1
5,733	Series 2645, Class BI, IO, 4.500%, 02/15/18	354
1,039	Series 2650, Class PO, PO, 12/15/32	986
3,575	Series 2650, Class SO, PO, 12/15/32	3,393
2,026	Series 2651, Class VZ, 4.500%, 07/15/18	2,157
88	Series 2663, Class EO, PO, 08/15/33	87
2,063	Series 2668, Class SB, IF, 6.975%, 10/15/15	2,101
1,884	Series 2672, Class ME, 5.000%, 11/15/22	2,040
412	Series 2672, Class SJ, IF, 6.930%, 09/15/16	423
5,760	Series 2675, Class CK, 4.000%, 09/15/18	6,154
1,858	Series 2682, Class YS, IF, 8.619%, 10/15/33	1,808
32	Series 2683, Class VA, 5.500%, 02/15/21	32
16,600	Series 2684, Class PO, PO, 01/15/33	15,380
1,826	Series 2684, Class TO, PO, 10/15/33	1,528
390	Series 2686, Class GB, 5.000%, 05/15/20	398
1,068	Series 2686, Class NS, IF, IO, 7.347%, 10/15/21	50
580	Series 2690, Class SJ, IF, 8.770%, 10/15/33	570
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,651
1,213	Series 2691, Class WS, IF, 8.620%, 10/15/33	1,192
838	Series 2692, Class SC, IF, 12.780%, 07/15/33	886
1,892	Series 2695, Class DE, 4.000%, 01/15/17	1,945
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,290
492	Series 2695, Class OB, PO, 10/15/33	405
423	Series 2696, Class CO, PO, 10/15/18	406
85	Series 2696, Class SM, IF, 13.693%, 12/15/26	87
286	Series 2700, Class S, IF, 8.620%, 11/15/33	280
1,205	Series 2702, Class PC, 5.000%, 01/15/23	1,297

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
836	Series 2705, Class SC, IF, 8.620%, 11/15/33	819
1,578	Series 2705, Class SD, IF, 8.674%, 11/15/33	1,501
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,862
3,014	Series 2716, Class UN, 4.500%, 12/15/23	3,252
1,637	Series 2720, Class PC, 5.000%, 12/15/23	1,709
7,722	Series 2727, Class BS, IF, 8.695%, 01/15/34	7,539
135	Series 2727, Class PO, PO, 01/15/34	130
677	Series 2744, Class FE, VAR, 0.000%, 02/15/34	645
1,705	Series 2744, Class PE, 5.500%, 02/15/34	1,928
3,332	Series 2744, Class TU, 5.500%, 05/15/32	3,579
1,439	Series 2751, Class BA, 4.000%, 10/15/18	1,505
222	Series 2753, Class S, IF, 11.493%, 02/15/34	224
1,748	Series 2755, Class PA, PO, 02/15/29	1,726
1,490	Series 2755, Class SA, IF, 13.693%, 05/15/30	1,657
495	Series 2762, Class LO, PO, 03/15/34	480
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,091
285	Series 2766, Class SX, IF, 15.738%, 03/15/34	292
455	Series 2771, Class FG, VAR, 0.000%, 03/15/34	428
853	Series 2776, Class SK, IF, 8.695%, 04/15/34	846
1,506	Series 2777, Class OM, PO, 12/15/32	1,438
3	Series 2777, Class SX, IF, 11.810%, 04/15/34	3
44	Series 2778, Class BS, IF, 15.116%, 04/15/34	45
2,757	Series 2778, Class US, IF, IO, 6.947%, 06/15/33	152
450	Series 2780, Class JG, 4.500%, 04/15/19	470
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,375
1,212	Series 2809, Class UB, 4.000%, 09/15/17	1,243
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,916
1,141	Series 2812, Class NO, PO, 10/15/33	955
140	Series 2827, Class SQ, IF, 7.500%, 01/15/19	142
1,612	Series 2827, Class XO, PO, 01/15/23	1,564
280	Series 2835, Class QO, PO, 12/15/32	255
1,566	Series 2840, Class JO, PO, 06/15/23	1,524
1,326	Series 2850, Class SN, IF, IO, 6.897%, 09/15/18	108
613	Series 2870, Class KC, 4.250%, 05/15/18	630
3,000	Series 2872, Class JE, 4.500%, 02/15/18	3,124
277	Series 2890, Class DO, PO, 11/15/34	263
204	Series 2925, Class MW, VAR, 0.000%, 01/15/35	203
2,155	Series 2934, Class EC, PO, 02/15/20	2,050
312	Series 2934, Class EN, PO, 02/15/18	305
1,796	Series 2934, Class HI, IO, 5.000%, 02/15/20	216
1,771	Series 2934, Class KI, IO, 5.000%, 02/15/20	215
856	Series 2958, Class QD, 4.500%, 04/15/20	940
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,760
6,331	Series 2971, Class GB, 5.000%, 11/15/16	6,508
856	Series 2971, Class GC, 5.000%, 07/15/18	914
738	Series 2989, Class PO, PO, 06/15/23	718
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,545
295	Series 3007, Class AI, IO, 5.500%, 07/15/24	24
267	Series 3014, Class OD, PO, 08/15/35	187
38	Series 3022, Class OH, PO, 08/15/35	38
234	Series 3044, Class VO, PO, 10/15/35	200
3,557	Series 3047, Class OB, 5.500%, 12/15/33	3,836

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
944	Series 3047, Class OD, 5.500%, 10/15/35	1,080
1,529	Series 3049, Class XF, VAR, 0.603%, 05/15/33	1,532
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,477
1,735	Series 3064, Class OB, 5.500%, 07/15/29	1,809
672	Series 3068, Class AO, PO, 01/15/35	651
233	Series 3068, Class MO, PO, 01/15/23	219
1,732	Series 3068, Class QB, 4.500%, 06/15/20	1,844
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,393
1,479	Series 3100, Class MA, VAR, 2.826%, 12/15/35	1,425
2,489	Series 3102, Class FB, VAR, 0.553%, 01/15/36	2,489
563	Series 3102, Class HS, HB, IF, 23.637%, 01/15/36	828
2,499	Series 3117, Class EO, PO, 02/15/36	2,259
1,673	Series 3117, Class OK, PO, 02/15/36	1,479
120	Series 3122, Class ZB, 6.000%, 03/15/36	119
615	Series 3134, Class PO, PO, 03/15/36	513
3,013	Series 3138, Class PO, PO, 04/15/36	2,466
164	Series 3149, Class SO, PO, 05/15/36	147
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,284
1,283	Series 3152, Class MO, PO, 03/15/36	1,076
26	Series 3158, Class LX, VAR, 0.000%, 05/15/36	26
304	Series 3171, Class MO, PO, 06/15/36	265
3,377	Series 3179, Class OA, PO, 07/15/36	2,866
1,702	Series 3194, Class SA, IF, IO, 6.847%, 07/15/36	206
1,814	Series 3211, Class SO, PO, 09/15/36	1,639
911	Series 3218, Class AO, PO, 09/15/36	825
3,674	Series 3219, Class DI, IO, 6.000%, 04/15/36	572
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,632
2,531	Series 3232, Class ST, IF, IO, 6.447%, 10/15/36	343
1,154	Series 3233, Class OP, PO, 05/15/36	1,047
1,104	Series 3256, Class PO, PO, 12/15/36	981
2,716	Series 3260, Class CS, IF, IO, 5.887%, 01/15/37	369
1,214	Series 3261, Class OA, PO, 01/15/37	1,060
1,867	Series 3274, Class JO, PO, 02/15/37	1,657
857	Series 3275, Class FL, VAR, 0.693%, 02/15/37	857
3,498	Series 3290, Class SB, IF, IO, 6.197%, 03/15/37	435
2,466	Series 3315, Class HZ, 6.000%, 05/15/37	2,806
396	Series 3318, Class AO, PO, 05/15/37	357
2,085	Series 3331, Class PO, PO, 06/15/37	1,877
2,200	Series 3334, Class MC, 5.000%, 04/15/33	2,292
140	Series 3347, Class PO, PO, 07/15/37	138
3,193	Series 3385, Class SN, IF, IO, 5.747%, 11/15/37	331
2,379	Series 3387, Class SA, IF, IO, 6.167%, 11/15/37	333
3,385	Series 3404, Class SC, IF, IO, 5.747%, 01/15/38	422
11,617	Series 3422, Class AI, SUB, 1.860%, 01/15/38	118
2,856	Series 3424, Class PI, IF, IO, 6.547%, 04/15/38	386
8,024	Series 3430, Class AI, IO, 1.417%, 09/15/12	105
4,869	Series 3437, Class AI, IO, 1.335%, 09/15/11	36
3,211	Series 3481, Class SJ, IF, IO, 5.597%, 08/15/38	352
4,493	Series 3505, Class SA, IF, IO, 5.747%, 01/15/39	460
5,123	Series 3511, Class SA, IF, IO, 5.747%, 02/15/39	540
2,397	Series 3549, Class FA, VAR, 1.453%, 07/15/39	2,450
1,000	Series 3607, Class BO, PO, 04/15/36	747

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
755	Series 3611, Class PO, PO, 07/15/34	690
	Federal Home Loan Mortgage Corp. STRIPS,
5	Series 134, Class B, IO, 9.000%, 04/01/22	1
4,954	Series 233, Class 11, IO, 5.000%, 09/15/35	750
7,018	Series 233, Class 13, IO, 5.000%, 09/15/35	1,059
1,370	Series 243, Class 16, IO, 4.500%, 11/15/20	149
2,990	Series 243, Class 17, IO, 4.500%, 12/15/20	336
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
739	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	861
460	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	536
2,418	Series T-54, Class 2A, 6.500%, 02/25/43	2,775
806	Series T-54, Class 3A, 7.000%, 02/25/43	939
349	Series T-58, Class APO, PO, 09/25/43	255
811	Series T-59, Class 1AP, PO, 10/25/43	651
2,973	Series T-76, Class 2A, VAR, 4.781%, 10/25/37	3,081
	Federal National Mortgage Association Grantor Trust,
1,243	Series 2002-T19, Class A2, 7.000%, 07/25/42	1,467
1,183	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,364
	Federal National Mortgage Association REMICS,
12	Series 1988-7, Class Z, 9.250%, 04/25/18	14
26	Series 1989-70, Class G, 8.000%, 10/25/19	31
11	Series 1989-78, Class H, 9.400%, 11/25/19	13
16	Series 1989-83, Class H, 8.500%, 11/25/19	19
18	Series 1989-89, Class H, 9.000%, 11/25/19	22
17	Series 1990-1, Class D, 8.800%, 01/25/20	20
3	Series 1990-60, Class K, 5.500%, 06/25/20	3
6	Series 1990-63, Class H, 9.500%, 06/25/20	7
4	Series 1990-93, Class G, 5.500%, 08/25/20	5
–(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
–(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	3
31	Series 1990-102, Class J, 6.500%, 08/25/20	34
44	Series 1990-120, Class H, 9.000%, 10/25/20	51
4	Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	6
–(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
–(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
18	Series 1991-24, Class Z, 5.000%, 03/25/21	19
3	Series 1992-101, Class J, 7.500%, 06/25/22	4
86	Series 1992-136, Class PK, 6.000%, 08/25/22	96
73	Series 1992-143, Class MA, 5.500%, 09/25/22	82
195	Series 1992-163, Class M, 7.750%, 09/25/22	227
338	Series 1992-188, Class PZ, 7.500%, 10/25/22	386
139	Series 1993-21, Class KA, 7.700%, 03/25/23	162
207	Series 1993-25, Class J, 7.500%, 03/25/23	237
54	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	88
83	Series 1993-62, Class SA, IF, 16.653%, 04/25/23	113
43	Series 1993-165, Class SD, IF, 11.328%, 09/25/23	51
94	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	109
93	Series 1993-167, Class GA, 7.000%, 09/25/23	96
63	Series 1993-179, Class SB, HB, IF, 22.474%, 10/25/23	101
42	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	47
198	Series 1993-199, Class FA, VAR, 0.831%, 10/25/23	199
121	Series 1993-205, Class H, PO, 09/25/23	102

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
156	Series 1993-220, Class SG, IF, 15.437%, 11/25/13	178
180	Series 1993-225, Class UB, 6.500%, 12/25/23	196
56	Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	57
179	Series 1993-247, Class FE, VAR, 1.281%, 12/25/23	184
83	Series 1993-247, Class SU, IF, 11.287%, 12/25/23	100
289	Series 1993-250, Class Z, 7.000%, 12/25/23	310
738	Series 1993-257, Class C, PO, 06/25/23	718
715	Series 1994-37, Class L, 6.500%, 03/25/24	821
3,484	Series 1994-40, Class Z, 6.500%, 03/25/24	3,924
124	Series 1995-2, Class Z, 8.500%, 01/25/25	146
269	Series 1995-19, Class Z, 6.500%, 11/25/23	317
725	Series 1996-14, Class SE, IF, IO, 8.210%, 08/25/23	103
27	Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	27
70	Series 1996-59, Class J, 6.500%, 08/25/22	79
714	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	32
50	Series 1997-27, Class J, 7.500%, 04/18/27	55
80	Series 1997-29, Class J, 7.500%, 04/20/27	93
557	Series 1997-39, Class PD, 7.500%, 05/20/27	645
204	Series 1997-42, Class EN, 7.250%, 07/18/27	216
76	Series 1997-42, Class ZC, 6.500%, 07/18/27	86
–(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	–	(h)
1,140	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,310
217	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	42
32	Series 1998-4, Class C, PO, 04/25/23	29
740	Series 1998-36, Class ZB, 6.000%, 07/18/28	829
252	Series 1998-43, Class SA, IF, IO, 18.053%, 04/25/23	103
395	Series 1998-66, Class SB, IF, IO, 7.897%, 12/25/28	70
224	Series 1999-17, Class C, 6.350%, 04/25/29	253
1,574	Series 1999-18, Class Z, 5.500%, 04/18/29	1,750
429	Series 1999-38, Class SK, IF, IO, 7.797%, 08/25/23	67
117	Series 1999-52, Class NS, HB, IF, 22.670%, 10/25/23	174
300	Series 1999-62, Class PB, 7.500%, 12/18/29	345
957	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,099
481	Series 2000-20, Class SA, IF, IO, 8.847%, 07/25/30	116
71	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	17
384	Series 2001-4, Class PC, 7.000%, 03/25/21	422
188	Series 2001-5, Class OW, 6.000%, 03/25/16	197
273	Series 2001-7, Class PF, 7.000%, 03/25/31	312
1,008	Series 2001-7, Class PR, 6.000%, 03/25/16	1,063
1,036	Series 2001-10, Class PR, 6.000%, 04/25/16	1,090
747	Series 2001-30, Class PM, 7.000%, 07/25/31	856
241	Series 2001-31, Class VD, 6.000%, 05/25/31	244
1,193	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	226
691	Series 2001-36, Class DE, 7.000%, 08/25/31	790
1,570	Series 2001-44, Class MY, 7.000%, 09/25/31	1,798
311	Series 2001-44, Class PD, 7.000%, 09/25/31	357
330	Series 2001-44, Class PU, 7.000%, 09/25/31	377
2,901	Series 2001-48, Class Z, 6.500%, 09/25/21	3,273
290	Series 2001-49, Class Z, 6.500%, 09/25/31	328
220	Series 2001-52, Class KB, 6.500%, 10/25/31	250
780	Series 2001-52, Class XN, 6.500%, 11/25/15	845
2,494	Series 2001-61, Class Z, 7.000%, 11/25/31	2,857

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
324	Series 2001-71, Class MB, 6.000%, 12/25/16	351
754	Series 2001-71, Class QE, 6.000%, 12/25/16	814
185	Series 2001-72, Class SX, IF, 16.876%, 12/25/31	243
977	Series 2001-74, Class MB, 6.000%, 12/25/16	1,056
461	Series 2001-80, Class PE, 6.000%, 07/25/29	474
264	Series 2002-1, Class HC, 6.500%, 02/25/22	283
268	Series 2002-1, Class SA, HB, IF, 24.364%, 02/25/32	376
179	Series 2002-1, Class UD, HB, IF, 23.516%, 12/25/23	253
906	Series 2002-2, Class UC, 6.000%, 02/25/17	975
2,463	Series 2002-3, Class OG, 6.000%, 02/25/17	2,659
529	Series 2002-7, Class OG, 6.000%, 03/25/17	572
1,808	Series 2002-7, Class TG, 6.000%, 03/25/17	1,951
535	Series 2002-10, Class SB, IF, 18.592%, 03/25/17	684
799	Series 2002-11, Class QG, 5.500%, 03/25/17	864
2,307	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	109
38	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	43
3,183	Series 2002-18, Class PC, 5.500%, 04/25/17	3,361
570	Series 2002-19, Class PE, 6.000%, 04/25/17	615
108	Series 2002-21, Class LO, PO, 04/25/32	94
951	Series 2002-21, Class PE, 6.500%, 04/25/32	1,062
1,143	Series 2002-24, Class AJ, 6.000%, 04/25/17	1,253
377	Series 2002-25, Class SG, IF, 18.712%, 05/25/17	479
2,149	Series 2002-28, Class PK, 6.500%, 05/25/32	2,426
663	Series 2002-37, Class Z, 6.500%, 06/25/32	750
803	Series 2002-42, Class C, 6.000%, 07/25/17	877
3,200	Series 2002-48, Class GH, 6.500%, 11/25/32	3,568
518	Series 2002-55, Class QE, 5.500%, 09/25/17	568
5,803	Series 2002-56, Class UC, 5.500%, 09/25/17	6,319
1,451	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,591
583	Series 2002-63, Class KC, 5.000%, 10/25/17	622
788	Series 2002-77, Class S, IF, 14.019%, 12/25/32	888
1,784	Series 2002-81, Class JO, PO, 04/25/32	1,735
1,421	Series 2002-83, Class CS, 6.881%, 08/25/23	1,609
134	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	7
3,107	Series 2002-94, Class BK, 5.500%, 01/25/18	3,426
2,000	Series 2003-3, Class HJ, 5.000%, 02/25/18	2,114
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,689
626	Series 2003-27, Class DW, 4.500%, 04/25/17	643
3,079	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	590
1,758	Series 2003-34, Class AX, 6.000%, 05/25/33	1,983
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,762
140	Series 2003-35, Class UC, 3.750%, 05/25/33	148
426	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	76
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,480
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,140
735	Series 2003-42, Class GB, 4.000%, 05/25/33	782
1,776	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	63
828	Series 2003-47, Class PE, 5.750%, 06/25/33	934
691	Series 2003-52, Class SX, HB, IF, 22.190%, 10/25/31	1,049
5	Series 2003-54, Class KH, 4.500%, 06/25/33	5
85	Series 2003-60, Class NJ, 5.000%, 07/25/21	86
768	Series 2003-64, Class SX, IF, 13.115%, 07/25/33	840

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
180	Series 2003-67, Class VQ, 7.000%, 01/25/19	183
155	Series 2003-68, Class QP, 3.000%, 07/25/22	158
1,744	Series 2003-71, Class DS, IF, 7.128%, 08/25/33	1,738
1,657	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	182
3,495	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	597
2,200	Series 2003-73, Class GA, 3.500%, 05/25/31	2,280
422	Series 2003-74, Class SH, IF, 9.714%, 08/25/33	420
1,471	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,565
4,512	Series 2003-80, Class SY, IF, IO, 7.397%, 06/25/23	474
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,470
5,207	Series 2003-83, Class PG, 5.000%, 06/25/23	5,605
1,900	Series 2003-86, Class KR, 4.500%, 09/25/16	1,940
823	Series 2003-91, Class SD, IF, 12.078%, 09/25/33	908
181	Series 2003-92, Class SH, IF, 9.188%, 09/25/18	185
2,194	Series 2003-106, Class US, IF, 8.695%, 11/25/23	2,196
3,676	Series 2003-116, Class SB, IF, IO, 7.347%, 11/25/33	645
4,773	Series 2003-117, Class JB, 3.500%, 06/25/33	5,014
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,638
768	Series 2003-128, Class KE, 4.500%, 01/25/14	798
856	Series 2003-128, Class NG, 4.000%, 01/25/19	921
575	Series 2003-130, Class SX, IF, 11.140%, 01/25/34	616
479	Series 2003-132, Class OA, PO, 08/25/33	425
3,139	Series 2004-4, Class QI, IF, IO, 6.847%, 06/25/33	488
297	Series 2004-4, Class QM, IF, 13.693%, 06/25/33	341
1,632	Series 2004-10, Class SC, HB, IF, 27.586%, 02/25/34	2,386
1,476	Series 2004-14, Class SD, IF, 8.695%, 03/25/34	1,449
1,417	Series 2004-21, Class CO, PO, 04/25/34	1,159
407	Series 2004-22, Class A, 4.000%, 04/25/19	415
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,282
2,826	Series 2004-25, Class SA, IF, 18.828%, 04/25/34	3,655
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,252
753	Series 2004-36, Class PC, 5.500%, 02/25/34	857
2,715	Series 2004-36, Class SA, IF, 18.828%, 05/25/34	3,554
1,205	Series 2004-36, Class SN, IF, 13.693%, 07/25/33	1,364
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,586
3,533	Series 2004-46, Class HS, IF, IO, 5.747%, 05/25/30	209
1,183	Series 2004-46, Class QB, HB, IF, 22.986%, 05/25/34	1,587
4,142	Series 2004-46, Class SK, IF, 15.803%, 05/25/34	4,878
931	Series 2004-51, Class SY, IF, 13.733%, 07/25/34	1,083
942	Series 2004-53, Class NC, 5.500%, 07/25/24	1,007
1,782	Series 2004-59, Class BG, PO, 12/25/32	1,590
238	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	254
1,313	Series 2004-70, Class JA, 4.500%, 10/25/19	1,344
793	Series 2004-76, Class CL, 4.000%, 10/25/19	847
1,299	Series 2004-79, Class SP, IF, 19.103%, 11/25/34	1,678
377	Series 2004-81, Class AC, 4.000%, 11/25/19	403
377	Series 2004-92, Class JO, PO, 12/25/34	376
519	Series 2005-28, Class JA, 5.000%, 04/25/35	523
169	Series 2005-47, Class AN, 5.000%, 12/25/16	170
755	Series 2005-52, Class PA, 6.500%, 06/25/35	829
3,908	Series 2005-56, Class S, IF, IO, 6.457%, 07/25/35	686
1,755	Series 2005-59, Class PC, 5.500%, 03/25/31	1,864

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
675	Series 2005-66, Class SG, IF, 16.741%, 07/25/35	843
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,470
3,365	Series 2005-68, Class PG, 5.500%, 08/25/35	3,775
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	2,122
1,470	Series 2005-74, Class CS, IF, 19.323%, 05/25/35	1,932
15,299	Series 2005-84, Class XM, 5.750%, 10/25/35	17,188
358	Series 2005-98, Class GO, PO, 11/25/35	347
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,983
12,349	Series 2005-110, Class GJ, 5.500%, 11/25/30	13,045
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	16,239
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,861
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,373
2,304	Series 2005-116, Class PB, 6.000%, 04/25/34	2,526
3,000	Series 2005-118, Class PN, 6.000%, 01/25/32	3,309
64	Series 2005-123, Class LO, PO, 01/25/36	62
981	Series 2006-15, Class OT, PO, 01/25/36	907
1,205	Series 2006-16, Class OA, PO, 03/25/36	1,095
1,270	Series 2006-22, Class AO, PO, 04/25/36	1,132
541	Series 2006-23, Class KO, PO, 04/25/36	473
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,524
451	Series 2006-42, Class CF, VAR, 0.703%, 06/25/36	454
3,266	Series 2006-44, Class GO, PO, 06/25/36	2,818
9,287	Series 2006-44, Class P, PO, 12/25/33	8,252
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,239
6,793	Series 2006-53, Class US, IF, IO, 6.327%, 06/25/36	960
2,095	Series 2006-56, Class PO, PO, 07/25/36	1,843
3,696	Series 2006-58, Class AP, PO, 07/25/36	3,148
398	Series 2006-58, Class FL, VAR, 0.713%, 07/25/36	401
1,468	Series 2006-58, Class PO, PO, 07/25/36	1,254
3,664	Series 2006-59, Class QO, PO, 01/25/33	3,479
2,663	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,166
2,259	Series 2006-65, Class QO, PO, 07/25/36	1,954
1,760	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	148
639	Series 2006-72, Class TO, PO, 08/25/36	543
6,305	Series 2006-77, Class PC, 6.500%, 08/25/36	7,133
1,837	Series 2006-79, Class DO, PO, 08/25/36	1,596
1,122	Series 2006-90, Class AO, PO, 09/25/36	1,018
512	Series 2006-109, Class PO, PO, 11/25/36	462
6,511	Series 2006-110, Class PO, PO, 11/25/36	5,760
500	Series 2006-111, Class EO, PO, 11/25/36	427
1,810	Series 2006-118, Class A2, VAR, 0.313%, 12/25/36	1,789
1,221	Series 2006-119, Class PO, PO, 12/25/36	1,108
10,000	Series 2006-124, Class HB, VAR, 5.988%, 11/25/36	10,967
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,142
2,647	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	487
8,497	Series 2007-7, Class SG, IF, IO, 6.247%, 08/25/36	1,025
9,902	Series 2007-14, Class ES, IF, IO, 6.187%, 03/25/37	1,341
644	Series 2007-15, Class NO, PO, 03/25/22	593
4,323	Series 2007-16, Class FC, VAR, 1.003%, 03/25/37	4,318
1,062	Series 2007-42, Class AO, PO, 05/25/37	962
1,183	Series 2007-48, Class PO, PO, 05/25/37	1,024
4,974	Series 2007-54, Class FA, VAR, 0.653%, 06/25/37	4,997

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
14,087	Series 2007-60, Class AX, IF, IO, 6.897%, 07/25/37	2,298
1,022	Series 2007-77, Class FG, VAR, 0.753%, 03/25/37	1,030
2,000	Series 2007-79, Class PB, 5.000%, 04/25/29	2,087
2,100	Series 2007-79, Class PC, 5.000%, 01/25/32	2,254
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,147
2,000	Series 2007-84, Class PD, 6.000%, 08/25/32	2,121
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,669
7,213	Series 2007-88, Class VI, IF, IO, 6.287%, 09/25/37	1,101
5,262	Series 2007-91, Class ES, IF, IO, 6.207%, 10/25/37	708
3,871	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	785
481	Series 2007-97, Class MS, IF, 14.202%, 12/25/31	515
7,557	Series 2007-101, Class A2, VAR, 0.503%, 06/27/36	7,505
2,078	Series 2007-106, Class A7, VAR, 6.037%, 10/25/37	2,222
3,000	Series 2007-114, Class A6, VAR, 0.453%, 10/27/37	2,995
4,568	Series 2007-116, Class HI, IO, VAR, 6.348%, 01/25/38	280
415	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	47
5,375	Series 2008-1, Class BI, IF, IO, 5.657%, 02/25/38	628
3,312	Series 2008-10, Class XI, IF, IO, 5.977%, 03/25/38	377
3,214	Series 2008-16, Class IS, IF, IO, 5.947%, 03/25/38	357
2,994	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	320
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,105
1,955	Series 2008-27, Class SN, IF, IO, 6.647%, 04/25/38	261
9,453	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	27
2,045	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	163
1,263	Series 2008-42, Class AO, PO, 09/25/36	1,116
275	Series 2008-44, Class PO, PO, 05/25/38	244
3,281	Series 2008-47, Class SI, IF, IO, 6.247%, 06/25/23	406
3,164	Series 2008-53, Class CI, IF, IO, 6.947%, 07/25/38	458
764	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	48
1,671	Series 2008-76, Class GF, VAR, 0.903%, 09/25/23	1,685
6,757	Series 2008-80, Class SA, IF, IO, 5.597%, 09/25/38	696
3,915	Series 2008-81, Class SB, IF, IO, 5.597%, 09/25/38	425
6,021	Series 2009-6, Class GS, IF, IO, 6.297%, 02/25/39	840
2,958	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	339
2,528	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	186
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	771
4,920	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	365
3,930	Series 2009-99, Class SC, IF, IO, 5.927%, 12/25/39	426
2,640	Series 2009-103, Class MB, 4.000%, 12/25/39	2,787
2,879	Series 2010-49, Class SC, IF, 12.153%, 03/25/40	3,416
2,143	Series 2010-64, Class DM, 5.000%, 06/25/40	2,346
4,459	Series 2010-133, Class A, 5.500%, 05/25/38	4,894
1	Series G-17, Class S, HB, VAR, 1,051.957%, 06/25/21	19
61	Series G-28, Class S, IF, 14.819%, 09/25/21	79
50	Series G-35, Class M, 8.750%, 10/25/21	58
19	Series G-51, Class SA, HB, IF, 24.490%, 12/25/21	29
23	Series G92-15, Class Z, 7.000%, 01/25/22	24
– (h)	Series G92-27, Class SQ, HB, IF, 1,698.030%, 05/25/22	3
257	Series G92-35, Class E, 7.500%, 07/25/22	294
– (h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	7
31	Series G92-42, Class Z, 7.000%, 07/25/22	35
1,168	Series G92-44, Class ZQ, 8.000%, 07/25/22	1,414

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
40	Series G92-52, Class FD, VAR, 0.302%, 09/25/22	39
337	Series G92-54, Class ZQ, 7.500%, 09/25/22	389
41	Series G92-59, Class F, VAR, 2.363%, 10/25/22	43
81	Series G92-61, Class Z, 7.000%, 10/25/22	92
61	Series G92-62, Class B, PO, 10/25/22	55
276	Series G93-1, Class KA, 7.900%, 01/25/23	324
61	Series G93-5, Class Z, 6.500%, 02/25/23	70
82	Series G93-14, Class J, 6.500%, 03/25/23	93
188	Series G93-17, Class SI, IF, 6.000%, 04/25/23	190
180	Series G93-27, Class FD, VAR, 1.161%, 08/25/23	184
45	Series G93-37, Class H, PO, 09/25/23	37
64	Series G95-1, Class C, 8.800%, 01/25/25	76
	Federal National Mortgage Association STRIPS,
6	Series 23, Class 2, IO, 10.000%, 09/01/17	1
1	Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
29	Series 218, Class 2, IO, 7.500%, 04/01/23	6
25	Series 265, Class 2, 9.000%, 03/01/24	30
604	Series 329, Class 1, PO, 01/01/33	547
1,805	Series 339, Class 18, IO, 4.500%, 07/01/18	172
2,658	Series 339, Class 21, IO, 4.500%, 07/01/18	260
1,131	Series 339, Class 28, IO, 5.500%, 07/01/18	127
1,037	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	160
2,267	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	346
1,391	Series 355, Class 11, IO, 6.000%, 07/01/34	246
934	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	97
3,861	Series 365, Class 8, IO, 5.500%, 05/01/36	576
565	Series 368, Class 3, IO, 4.500%, 11/01/20	58
2,113	Series 374, Class 5, IO, 5.500%, 08/01/36	313
1,327	Series 383, Class 32, IO, 6.000%, 01/01/38	150
3,482	Series 383, Class 33, IO, 6.000%, 01/01/38	394
749	Series 393, Class 6, IO, 5.500%, 04/25/37	69
	Federal National Mortgage Association Whole Loan,
37	Series 2002-W5, Class A10, IF, IO, 7.847%, 11/25/30	–	(h)
1,371	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,572
501	Series 2003-W1, Class 2A, VAR, 7.500%, 12/25/42	581
232	Series 2003-W4, Class 2A, 6.500%, 10/25/42	266
429	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	492
1,449	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,711
2,082	Series 2004-W15, Class 2AF, VAR, 0.503%, 08/25/44	2,070
2,044	Series 2005-W3, Class 2AF, VAR, 0.473%, 03/25/45	2,042
1,980	Series 2006-W2, Class 1AF1, VAR, 0.473%, 02/25/36	1,959
286	Series 2007-W7, Class 1A4, HB, IF, 37.659%, 07/25/37	484
4,810	Series 2009-W1, Class A, 6.000%, 12/25/49	5,306
	Government National Mortgage Association,
962	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,046
564	Series 1994-4, Class KQ, 7.988%, 07/16/24	678
3,020	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,490
470	Series 1996-16, Class E, 7.500%, 08/16/26	549
713	Series 1997-8, Class PN, 7.500%, 05/16/27	831
168	Series 1997-11, Class D, 7.500%, 07/20/27	199
363	Series 1998-26, Class K, 7.500%, 09/17/25	431
2,011	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,219
1,823	Series 1999-10, Class ZC, 6.500%, 04/20/29	2,035

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9	Series 1999-15, Class E, 6.500%, 01/16/29	9
294	Series 1999-30, Class S, IF, IO, 8.347%, 08/16/29	43
23	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	26
378	Series 1999-40, Class ZW, 7.500%, 11/20/29	430
522	Series 1999-41, Class Z, 8.000%, 11/16/29	624
173	Series 1999-44, Class PC, 7.500%, 12/20/29	204
3,539	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,309
590	Series 1999-44, Class ZG, 8.000%, 12/20/29	705
434	Series 2000-6, Class Z, 7.500%, 02/20/30	501
221	Series 2000-9, Class Z, 8.000%, 06/20/30	266
2,312	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,815
404	Series 2000-12, Class ST, HB, IF, 38.230%, 02/16/30	790
505	Series 2000-14, Class PD, 7.000%, 02/16/30	557
137	Series 2000-16, Class ZN, 7.500%, 02/16/30	152
3,184	Series 2000-21, Class Z, 9.000%, 03/16/30	3,876
536	Series 2000-26, Class TZ, 8.500%, 09/20/30	652
151	Series 2000-26, Class Z, 7.750%, 09/20/30	182
29	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	38
448	Series 2000-31, Class Z, 9.000%, 10/20/30	546
129	Series 2000-34, Class SG, IF, IO, 8.277%, 10/20/30	31
256	Series 2000-35, Class ZA, 9.000%, 11/20/30	295
38	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	10
185	Series 2000-37, Class B, 8.000%, 12/20/30	223
101	Series 2000-38, Class AH, 7.150%, 12/20/30	119
243	Series 2001-4, Class SJ, IF, IO, 7.897%, 01/19/30	60
230	Series 2001-6, Class SD, IF, IO, 8.297%, 03/16/31	42
447	Series 2001-7, Class PK, 6.500%, 03/20/31	478
1,255	Series 2001-8, Class Z, 6.500%, 03/20/31	1,401
21	Series 2001-32, Class WA, IF, 19.491%, 07/20/31	33
341	Series 2001-35, Class SA, IF, IO, 7.997%, 08/16/31	71
272	Series 2001-36, Class S, IF, IO, 7.797%, 08/16/31	62
1,480	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,584
318	Series 2002-3, Class SP, IF, IO, 7.137%, 01/16/32	62
520	Series 2002-7, Class PG, 6.500%, 01/20/32	601
1,437	Series 2002-24, Class AG, IF, IO, 7.697%, 04/16/32	327
134	Series 2002-24, Class SB, IF, 11.545%, 04/16/32	146
3,466	Series 2002-31, Class SE, IF, IO, 7.247%, 04/16/30	627
1,045	Series 2002-40, Class UK, 6.500%, 06/20/32	1,208
58	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	64
3,960	Series 2002-45, Class QE, 6.500%, 06/20/32	4,487
1,388	Series 2002-47, Class PG, 6.500%, 07/16/32	1,604
2,520	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,786
73	Series 2002-51, Class SG, HB, IF, 31.402%, 04/20/31	128
2,156	Series 2002-52, Class GH, 6.500%, 07/20/32	2,388
631	Series 2002-54, Class GB, 6.500%, 08/20/32	699
518	Series 2002-70, Class AV, 6.000%, 03/20/12	530
1,842	Series 2002-70, Class PS, IF, IO, 7.447%, 08/20/32	236
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,101
515	Series 2002-80, Class EZ, 7.000%, 01/20/32	521
218	Series 2002-88, Class VA, 6.000%, 12/20/17	219
620	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	39
514	Series 2003-4, Class NY, 5.500%, 12/20/13	552

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,702	Series 2003-11, Class SK, IF, IO, 7.447%, 02/16/33	334
717	Series 2003-12, Class SP, IF, IO, 7.447%, 02/20/33	145
168	Series 2003-24, Class PO, PO, 03/16/33	144
1,319	Series 2003-40, Class TC, 7.500%, 03/20/33	1,405
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,542
753	Series 2003-46, Class MG, 6.500%, 05/20/33	875
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,604
608	Series 2003-52, Class AP, PO, 06/16/33	522
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,484
1,305	Series 2003-76, Class LS, IF, IO, 6.947%, 09/20/31	112
195	Series 2003-90, Class PO, PO, 10/20/33	168
166	Series 2003-98, Class PC, 5.000%, 02/20/29	167
2,432	Series 2003-112, Class SA, IF, IO, 6.297%, 12/16/33	406
3,000	Series 2003-112, Class TS, IF, IO, 6.697%, 10/20/32	467
7,626	Series 2004-11, Class SW, IF, IO, 5.247%, 02/20/34	1,047
960	Series 2004-15, Class SA, IF, 18.966%, 12/20/32	1,134
733	Series 2004-28, Class S, IF, 18.966%, 04/16/34	954
702	Series 2004-68, Class PO, PO, 05/20/31	686
328	Series 2004-73, Class AE, IF, 14.332%, 08/17/34	387
4,225	Series 2004-90, Class SI, IF, IO, 5.847%, 10/20/34	516
3,278	Series 2005-3, Class SB, IF, IO, 5.847%, 01/20/35	408
7,923	Series 2005-17, Class SL, IF, IO, 6.447%, 07/20/34	1,402
640	Series 2005-35, Class FL, VAR, 0.603%, 03/20/32	639
446	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	48
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	719
770	Series 2005-68, Class DP, IF, 15.823%, 06/17/35	991
11,038	Series 2005-68, Class KI, IF, IO, 6.047%, 09/20/35	1,319
1,347	Series 2005-69, Class SY, IF, IO, 6.497%, 11/20/33	241
1,616	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	255
859	Series 2006-16, Class OP, PO, 03/20/36	771
894	Series 2006-28, Class GO, PO, 03/20/35	864
3,023	Series 2006-38, Class SW, IF, IO, 6.247%, 06/20/36	357
2,516	Series 2006-59, Class SD, IF, IO, 6.447%, 10/20/36	342
5,491	Series 2006-65, Class SA, IF, IO, 6.547%, 11/20/36	716
2,899	Series 2007-9, Class DI, IF, IO, 6.257%, 03/20/37	387
6,088	Series 2007-17, Class JI, IF, IO, 6.557%, 04/16/37	864
653	Series 2007-17, Class JO, PO, 04/16/37	585
4,640	Series 2007-19, Class SD, IF, IO, 5.947%, 04/20/37	556
4,784	Series 2007-26, Class SC, IF, IO, 5.947%, 05/20/37	551
2,711	Series 2007-27, Class SA, IF, IO, 5.947%, 05/20/37	324
1,162	Series 2007-28, Class BO, PO, 05/20/37	1,056
423	Series 2007-35, Class TO, PO, 04/20/35	397
2,678	Series 2007-36, Class SE, IF, IO, 6.217%, 06/16/37	355
7,180	Series 2007-40, Class SB, IF, IO, 6.497%, 07/20/37	915
4,253	Series 2007-42, Class SB, IF, IO, 6.497%, 07/20/37	563
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,931
1,736	Series 2007-49, Class NO, PO, 12/20/35	1,693
3,977	Series 2007-50, Class AI, IF, IO, 6.522%, 08/20/37	575
569	Series 2007-53, Class SW, IF, 19.445%, 09/20/37	728
1,815	Series 2007-57, Class PO, PO, 03/20/37	1,634
2,811	Series 2007-57, Class QA, IF, IO, 6.247%, 10/20/37	345
4,021	Series 2007-71, Class SB, IF, IO, 6.447%, 07/20/36	441

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,727	Series 2007-72, Class US, IF, IO, 6.297%, 11/20/37	337
2,767	Series 2007-73, Class MI, IF, IO, 5.747%, 11/20/37	293
5,457	Series 2007-76, Class SA, IF, IO, 6.277%, 11/20/37	671
2,731	Series 2007-79, Class SY, IF, IO, 6.297%, 12/20/37	334
1,683	Series 2007-81, Class SP, IF, IO, 6.397%, 12/20/37	210
3,022	Series 2007-82, Class SA, IF, IO, 6.277%, 12/20/37	368
1,246	Series 2008-2, Class MS, IF, IO, 6.907%, 01/16/38	140
4,985	Series 2008-2, Class NS, IF, IO, 6.287%, 01/16/38	679
2,810	Series 2008-10, Class S, IF, IO, 5.577%, 02/20/38	295
1,227	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	124
1,996	Series 2008-25, Class SB, IF, IO, 6.647%, 03/20/38	243
1,787	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	246
3,759	Series 2008-36, Class SH, IF, IO, 6.047%, 04/20/38	345
13,131	Series 2008-40, Class SA, IF, IO, 6.147%, 05/16/38	1,896
4,121	Series 2008-41, Class SA, IF, IO, 6.087%, 05/20/38	471
2,722	Series 2008-55, Class SA, IF, IO, 5.947%, 06/20/38	301
1,111	Series 2008-60, Class PO, PO, 01/20/38	1,051
1,686	Series 2008-71, Class SC, IF, IO, 5.747%, 08/20/38	184
2,711	Series 2008-93, Class AS, IF, IO, 5.447%, 12/20/38	270
4,582	Series 2009-6, Class SA, IF, IO, 5.847%, 02/16/39	441
2,917	Series 2009-10, Class SL, IF, IO, 6.247%, 03/16/34	371
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	750
3,005	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	377
2,595	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	326
7,443	Series 2009-22, Class SA, IF, IO, 6.017%, 04/20/39	702
2,290	Series 2009-25, Class SE, IF, IO, 7.347%, 09/20/38	302
2,526	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	374
1,976	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	296
2,394	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	191
3,794	Series 2009-43, Class SA, IF, IO, 5.697%, 06/20/39	399
2,987	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	384
1,228	Series 2009-79, Class OK, PO, 11/16/37	1,111
700	Series 2010-14, Class CO, PO, 08/20/35	583
1,471	Series 2010-130, Class CP, 7.000%, 10/16/40	1,672
8,830	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	8,789
	Vendee Mortgage Trust,
754	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	821
1,341	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,549
1,106	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,279
790	Series 1996-2, Class 1Z, 6.750%, 06/15/26	926
1,517	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,801
1,867	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,176
3,393	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,921

		870,752

	Non-Agency CMO — 14.0%
2,570	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	2,452
	American General Mortgage Loan Trust,
252	Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	252
4,200	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,356
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,895
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,477
1,866	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,941

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.159%, 09/25/35	3,203
	ASG Resecuritization Trust,
1,965	Series 2009-1, Class A60, VAR, 5.434%, 06/26/37 (e)	1,995
3,719	Series 2009-2, Class A55, VAR, 5.510%, 05/24/36 (e)	3,775
7,898	Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	7,948
9,230	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	9,392
2,167	Series 2010-2, Class A60, VAR, 5.159%, 01/28/37 (e)	2,167
2,653	Series 2010-3, Class 2A22, VAR, 0.421%, 10/28/36 (e)	2,613
	Banc of America Alternative Loan Trust,
387	Series 2003-2, Class PO, PO, 04/25/33	341
1,062	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,086
543	Series 2003-11, Class PO, PO, 01/25/34	401
385	Series 2004-6, Class 15PO, PO, 07/25/19	292
2,116	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,677
7,109	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	1,504
1,764	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,098
	Banc of America Funding Corp.,
361	Series 2003-3, Class 1A33, 5.500%, 10/25/33	365
811	Series 2004-1, Class PO, PO, 03/25/34	600
2,056	Series 2004-2, Class 30PO, PO, 09/20/34	1,179
875	Series 2004-3, Class 1A7, 5.500%, 10/25/34	890
1,202	Series 2004-C, Class 1A1, VAR, 5.024%, 12/20/34	1,244
1,973	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,844
1,626	Series 2005-7, Class 30PO, PO, 11/25/35	876
1,088	Series 2005-8, Class 30PO, PO, 01/25/36	564
2,769	Series 2005-E, Class 4A1, VAR, 2.859%, 03/20/35	2,681
1,047	Series 2006-A, Class 3A2, VAR, 4.915%, 02/20/36	627
	Banc of America Mortgage Securities, Inc.,
478	Series 2003-3, Class 2A1, VAR, 0.803%, 05/25/18	462
658	Series 2003-6, Class 2A1, VAR, 0.703%, 08/25/18	645
221	Series 2003-7, Class A2, 4.750%, 09/25/18	228
471	Series 2003-8, Class APO, PO, 11/25/33	347
5,073	Series 2004-3, Class 15IO, IO, VAR, 0.230%, 04/25/19	9
228	Series 2004-4, Class APO, PO, 05/25/34	176
3,424	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,185
856	Series 2004-6, Class 2A5, PO, 07/25/34	666
1,105	Series 2004-6, Class APO, PO, 07/25/34	810
86	Series 2004-8, Class 5PO, PO, 05/25/32	70
111	Series 2004-8, Class XPO, PO, 10/25/34	88
525	Series 2004-A, Class 2A2, VAR, 3.513%, 02/25/34	472
1,886	Series 2004-J, Class 3A1, VAR, 5.097%, 11/25/34	1,748
1,975	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,898
491	Series 2005-A, Class 2A1, VAR, 3.180%, 02/25/35	430
	BCAP LLC Trust,
1,032	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	1,027
1,722	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,756
791	Series 2010-RR4, Class 2A1, VAR, 1.003%, 06/26/37 (e)	767
1,915	Series 2010-RR6, Class 22A3, VAR, 5.640%, 06/26/36 (e)	1,915
1,432	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	1,440
2,292	Series 2010-RR7, Class 15A1, VAR, 1.056%, 01/26/36 (e)	2,119
1,795	Series 2010-RR7, Class 16A1, VAR, 1.042%, 02/26/47 (e)	1,678
2,068	Series 2010-RR7, Class 1A5, VAR, 5.024%, 04/26/35 (e)	2,084
5,593	Series 2010-RR7, Class 2A1, VAR, 4.952%, 07/26/45 (e)	5,649

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,332	Series 2010-RR8, Class 3A3, VAR, 5.121%, 05/26/35 (e)	1,366
	Bear Stearns Adjustable Rate Mortgage Trust,
403	Series 2003-7, Class 3A, VAR, 2.818%, 10/25/33	395
1,187	Series 2004-1, Class 12A1, VAR, 3.126%, 04/25/34	1,092
781	Series 2004-2, Class 14A, VAR, 5.153%, 05/25/34	804
3,569	Series 2005-5, Class A1, VAR, 2.340%, 08/25/35	3,415
6,740	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	5,992
	Citicorp Mortgage Securities, Inc.,
159	Series 1993-14, Class A3, VAR, 1.453%, 11/25/23	153
2,931	Series 2004-1, Class 3A1, 4.750%, 01/25/34	3,007
2,007	Series 2004-5, Class 2A5, 4.500%, 08/25/34	2,060
591	Series 2005-5, Class APO, PO, 08/25/35	405
727	Series 2005-8, Class APO, PO, 11/25/35	403
	Citigroup Mortgage Loan Trust, Inc.,
1,337	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,378
472	Series 2003-1, Class 2A6, PO, 10/25/33	302
489	Series 2003-1, Class PO2, PO, 10/25/33	332
429	Series 2003-1, Class PO3, PO, 09/25/33	293
304	Series 2003-UP3, Class A3, 7.000%, 09/25/33	308
1,873	Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,947
604	Series 2003-UST1, Class PO1, PO, 12/25/18	503
238	Series 2003-UST1, Class PO3, PO, 12/25/18	208
867	Series 2004-UST1, Class A6, VAR, 5.081%, 08/25/34	897
579	Series 2005-1, Class 2A1A, VAR, 3.101%, 04/25/35	349
738	Series 2005-5, Class 1A2, VAR, 2.650%, 08/25/35	428
2,866	Series 2008-AR4, Class 1A1A, VAR, 5.415%, 11/25/38	2,894
1,321	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,325
	Countrywide Alternative Loan Trust,
720	Series 2002-8, Class A4, 6.500%, 07/25/32	708
5	Series 2002-17, Class A7, 2.500%, 01/25/33	5
11,024	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,885
3,347	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	3,347
5,040	Series 2005-1CB, Class 1A6, IF, IO, 6.847%, 03/25/35	716
911	Series 2005-5R, Class A1, 5.250%, 12/25/18	938
7,266	Series 2005-20CB, Class 3A8, IF, IO, 4.497%, 07/25/35	824
16,679	Series 2005-22T1, Class A2, IF, IO, 4.817%, 06/25/35	2,007
853	Series 2005-26CB, Class A10, IF, 12.591%, 07/25/35	878
6,778	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,716
350	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	287
11,993	Series 2005-37T1, Class A2, IF, IO, 4.797%, 09/25/35	1,863
6,084	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,085
16,814	Series 2005-54CB, Class 1A2, IF, IO, 4.597%, 11/25/35	2,097
4,103	Series 2005-57CB, Class 3A2, IF, IO, 4.847%, 12/25/35	646
2,263	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,441
14,213	Series 2005-J1, Class 1A4, IF, IO, 4.847%, 02/25/35	1,939
5,801	Series 2006-26CB, Class A9, 6.500%, 09/25/36	4,219
3,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	725
	Countrywide Home Loan Mortgage Pass-Through Trust,
394	Series 2003-8, Class A4, 4.500%, 05/25/18	395
2,514	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,385
337	Series 2003-34, Class A11, 5.250%, 09/25/33	345
753	Series 2003-44, Class A9, PO, 10/25/33	541
1,403	Series 2003-J7, Class 4A3, IF, 9.446%, 08/25/18	1,389

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
885	Series 2004-7, Class 2A1, VAR, 2.425%, 06/25/34	830
1,500	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,529
351	Series 2004-HYB1, Class 2A, VAR, 3.210%, 05/20/34	306
1,245	Series 2004-HYB3, Class 2A, VAR, 2.674%, 06/20/34	1,107
1,081	Series 2004-HYB6, Class A3, VAR, 3.091%, 11/20/34	945
1,258	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,299
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,493
5,279	Series 2005-22, Class 2A1, VAR, 3.105%, 11/25/35	4,114
	Credit Suisse Mortgage Capital Certificates,
1,536	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	1,545
4,666	Series 2010-11R, Class A1, VAR, 1.255%, 06/28/47 (e)	4,683
906	Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	913
250	Series 2010-15R, Class 7A2, VAR, 5.340%, 10/26/37 (e)	228
627	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	585
	CS First Boston Mortgage Securities Corp.,
900	Series 2003-1, Class DB1, 6.564%, 02/25/33	793
581	Series 2003-17, Class 2A1, 5.000%, 07/25/18	596
2,117	Series 2003-25, Class 1P, PO, 10/25/33	1,577
294	Series 2004-5, Class 5P, PO, 08/25/19	253
1,744	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,510
1,807	Series 2005-4, Class 3A22, 5.500%, 06/25/35	779
1,941	Series 2005-4, Class 3A23, 5.500%, 06/25/35	854
	Deutsche Mortgage Securities, Inc.,
1,497	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	1,503
2,084	Series 2010-RS2, Class A1, VAR, 1.503%, 06/28/47 (e)	2,084
22	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	22
	First Horizon Alternative Mortgage Securities,
1,472	Series 2004-AA4, Class A1, VAR, 2.551%, 10/25/34	1,291
2,273	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,834
4,244	Series 2007-FA4, Class 1A2, IF, IO, 5.397%, 08/25/37	780
	First Horizon Asset Securities, Inc.,
346	Series 2003-3, Class 1A4, 3.900%, 05/25/33	346
2,964	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,778
1,429	Series 2004-AR2, Class 2A1, VAR, 2.884%, 05/25/34	1,369
1,118	Series 2004-AR7, Class 2A1, VAR, 2.861%, 02/25/35	1,101
2,505	Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	2,410
	GMAC Mortgage Corp. Loan Trust,
1,424	Series 2003-AR1, Class A4, VAR, 3.408%, 10/19/33	1,425
823	Series 2004-J5, Class A7, 6.500%, 01/25/35	842
547	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	563
1,137	Series 2005-AR3, Class 3A3, VAR, 3.224%, 06/19/35	1,102
5,565	Series 2005-AR3, Class 3A4, VAR, 3.224%, 06/19/35	4,498
3,352	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	3,322
1,338	GSMPS Mortgage Loan Trust, Series 2001-2, Class A, VAR,
6,541	7.500%, 06/19/32 (e) Series 2006-RP2, Class 1AS2, IF,	1,135
	IO, 5.452%, 04/25/36 (e) GSR Mortgage Loan Trust,	1,182
1,575	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,620
18	Series 2004-10F, Class 1A1, 4.500%, 08/25/19	18
149	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	153
524	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	355
1,003	Series 2005-4F, Class AP, PO, 05/25/35	821
5,427	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,832

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,466	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,294
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,531
25,999	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.334%, 08/25/35	228
	JP Morgan Mortgage Trust,
3,488	Series 2006-A2, Class 4A1, VAR, 2.930%, 08/25/34	3,484
928	Series 2006-A3, Class 6A1, VAR, 2.991%, 08/25/34 Lehman Mortgage Trust,	865
1,618	Series 2006-2, Class 1A1, VAR, 6.423%, 04/25/36	1,501
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,571
1,646	LVII Resecuritization Trust, Series
	2009-2, Class A3, VAR, 3.000%, 09/27/37 (e)	1,642
171	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 2A1, VAR, 2.867%, 05/25/34	99
1,939	Series 2004-13, Class 2A1, VAR, 2.834%, 04/21/34	1,873
7,339	Series 2004-13, Class 3A6, VAR, 2.899%, 11/21/34	7,369
2,800	Series 2004-13, Class 3A7, VAR, 2.899%, 11/21/34	2,600
470	Series 2004-15, Class 3A1, VAR, 3.344%, 12/25/34	385
	MASTR Alternative Loans Trust,
403	Series 2003-3, Class 1A1, 6.500%, 05/25/33	417
1,311	Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,270
1,266	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,292
2,794	Series 2004-4, Class 10A1, 5.000%, 05/25/24	2,838
885	Series 2004-6, Class 30PO, PO, 07/25/34	557
1,226	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,235
630	Series 2004-7, Class 30PO, PO, 08/25/34	408
2,942	Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,018
669	Series 2004-10, Class 1A1, 4.500%, 09/25/19	676
	MASTR Asset Securitization Trust,
343	Series 2003-2, Class 2A1, 4.500%, 03/25/18	350
224	Series 2003-3, Class 4A1, 5.000%, 04/25/18	231
476	Series 2003-4, Class 3A2, 5.000%, 05/25/18	488
489	Series 2003-12, Class 30PO, PO, 12/25/33	303
310	Series 2004-1, Class 30PO, PO, 02/25/34	208
298	Series 2004-4, Class 3A1, 4.500%, 04/25/19	310
250	Series 2004-6, Class 15PO, PO, 05/25/19	210
645	Series 2004-8, Class 1A1, 4.750%, 08/25/19	663
227	Series 2004-8, Class PO, PO, 08/25/19	187
76	Series 2004-10, Class 5A1, VAR, 0.653%, 11/25/34	74
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	815
4,493	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.603%, 05/25/35 (e)	3,671
4,813	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	3,080
110	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	125
923	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.573%, 02/25/35	685
695	Nomura Asset Acceptance Corp., Series 2003-A1, Class A1, 5.500%, 05/25/33	711
308	Series 2003-A1, Class A2, 6.000%, 05/25/33	319
66	Series 2003-A1, Class A5, 7.000%, 04/25/33	68
46	Series 2003-A1, Class A7, 5.000%, 04/25/18	47
775	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	786
5	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	6
22	Series P, Class 4, 8.500%, 08/01/19	25
36	RAAC Series, Series 2005-SP1, Class 2A10, 5.250%, 09/25/34 RBSSP Resecuritization Trust,	36

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,108	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	2,151
1,547	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,601
1,103	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,136
2,497	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,597
1,593	Series 2010-9, Class 1A1, VAR, 0.440%, 07/26/37 (e) (f) (i)	1,412
1,800	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,782
	Residential Accredit Loans, Inc.,
1,223	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,239
384	Series 2002-QS16, Class A3, IF, 16.093%, 10/25/17	428
5,117	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,514
852	Series 2003-QS3, Class A2, IF, 15.942%, 02/25/18	946
819	Series 2003-QS3, Class A8, IF, IO, 7.347%, 02/25/18	101
2,231	Series 2003-QS9, Class A3, IF, IO, 7.297%, 05/25/18	345
2,122	Series 2003-QS12, Class A2A, IF, IO, 7.347%, 06/25/18	307
646	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	75
4,353	Series 2003-QS14, Class A1, 5.000%, 07/25/18	4,410
1,306	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,327
2,710	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,771
3,221	Series 2004-QA6, Class NB2, VAR, 3.308%, 12/26/34	2,519
511	Series 2004-QS8, Class A2, 5.000%, 06/25/34	508
	Residential Asset Securitization Trust,
1,383	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,175
133	Series 2003-A14, Class A1, 4.750%, 02/25/19	136
4,588	Series 2005-A2, Class A4, IF, IO, 4.797%, 03/25/35	529
1,578	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,013
	Residential Funding Mortgage Securities I,
149	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	149
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,089
542	Series 2003-S14, Class A4, PO, 07/25/18	523
453	Series 2003-S7, Class A17, 4.000%, 05/25/33	453
1,061	Series 2004-S3, Class A1, 4.750%, 03/25/19	1,093
1,948	Series 2004-S6, Class 2A6, PO, 06/25/34	1,442
466	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	470
1,183	Series 2005-SA4, Class 1A1, VAR, 3.249%, 09/25/35	948
140	Series 2007-S2, Class A11, 5.750%, 02/25/37	139
105	Residential Funding Securities LLC, Series 2003-RM2, Class AP- 3, PO, 05/25/33	78
	Salomon Brothers Mortgage Securities VII, Inc.,
770	Series 2003-HYB1, Class A, VAR, 3.202%, 09/25/33	778
182	Series 2003-UP2, Class PO1, PO, 12/25/18	143
5,500	Station Place Securitization Trust,
	Series 2009-1, Class A, VAR, 1.753%, 01/25/40 (e)	5,498
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004- 6, Class 5A4, VAR, 4.934%, 06/25/34	2,783
	Structured Asset Securities Corp.,
93	Series 2002-10H, Class 1AP, PO, 05/25/32	69
345	Series 2003-8, Class 1A2, 5.000%, 04/25/18	354
505	Series 2003-31A, Class B1, VAR, 2.725%, 10/25/33	197
1,962	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,947
3,000	Series 2004-5H, Class A4, 5.540%, 12/25/33	3,054
2,039	Series 2004-20, Class 1A3, 5.250%, 11/25/34	2,086
734	Series 2005-6, Class 4A1, 5.000%, 05/25/35	717
156	Series 2005-6, Class 5A8, IF, 13.393%, 05/25/35	157
1,000	Series 2005-10, Class 5A9, 5.250%, 12/25/34	831
	WaMu Mortgage Pass-Through Certificates,

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
249	Series 2003-AR8, Class A, VAR, 2.716%, 08/25/33	252
5,863	Series 2003-AR9, Class 1A6, VAR, 2.707%, 09/25/33	5,660
762	Series 2003-AR9, Class 2A, VAR, 2.775%, 09/25/33	768
1,166	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,212
3,275	Series 2003-S9, Class A8, 5.250%, 10/25/33	3,227
503	Series 2003-S9, Class P, PO, 10/25/33	269
3,260	Series 2003-S10, Class A5, 5.000%, 10/25/18	3,316
358	Series 2003-S10, Class A6, PO, 10/25/18	356
767	Series 2003-S11, Class 2A5, IF, 16.353%, 11/25/33	864
480	Series 2004-AR3, Class A1, VAR, 2.705%, 06/25/34	461
274	Series 2004-AR3, Class A2, VAR, 2.705%, 06/25/34	263
2,378	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,418
698	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	384
418	Series 2006-AR12, Class 2P, VAR, 0.000%, 10/25/36	230
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
15,643	Series 2005-2, Class 1A4, IF, IO, 4.797%, 04/25/35	2,393
3,662	Series 2005-2, Class 2A3, IF, IO, 4.747%, 04/25/35	530
4,055	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	770
4,167	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,513
3,944	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	707
1,339	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,180
5,260	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,821
80	Washington Mutual MSC Mortgage Pass-Through
	Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	84
	Wells Fargo Mortgage-Backed Securities Trust,
244	Series 2002-18, Class 2A5, 6.000%, 12/25/32	244
694	Series 2003-8, Class A9, 4.500%, 08/25/18	722
2,040	Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,057
437	Series 2003-11, Class 1APO, PO, 10/25/18	377
1,318	Series 2003-13, Class A7, 4.500%, 11/25/18	1,370
1,632	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,691
323	Series 2003-15, Class APO, PO, 12/25/18	274
1,399	Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,435
718	Series 2003-16, Class 2A3, 4.500%, 12/25/18	731
1,014	Series 2003-K, Class 1A1, VAR, 4.465%, 11/25/33	1,010
1,918	Series 2003-K, Class 1A2, VAR, 4.465%, 11/25/33	1,989
481	Series 2004-2, Class APO, PO, 01/25/19	411
862	Series 2004-7, Class 2A1, 4.500%, 07/25/19	893
839	Series 2004-7, Class 2A2, 5.000%, 07/25/19	873
1,866	Series 2004-BB, Class A4, VAR, 2.832%, 01/25/35	1,849
1,288	Series 2004-EE, Class 2A1, VAR, 2.857%, 12/25/34	1,258
1,357	Series 2004-EE, Class 3A1, VAR, 2.979%, 12/25/34	1,341
2,670	Series 2004-P, Class 2A1, VAR, 2.911%, 09/25/34	2,655
1,325	Series 2004-V, Class 1A1, VAR, 2.892%, 10/25/34	1,317
1,337	Series 2005-1, Class 2A1, 5.000%, 01/25/20	1,361
366	Series 2005-13, Class APO, PO, 11/25/20	306
1,029	Series 2005-16, Class APO, PO, 01/25/36	594
703	Series 2005-AR8, Class 2A1, VAR, 2.897%, 06/25/35	687
726	Series 2005-AR16, Class 2A1, VAR, 2.898%, 10/25/35	698
1,626	Series 2006-2, Class APO, PO, 03/25/36	717
1,114	Series 2006-4, Class 1APO, PO, 04/25/36	627
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,300

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
798	Series 2007-11, Class A14, 6.000%, 08/25/37	771

		414,173

	Total Collateralized Mortgage Obligations (Cost $1,195,670)	1,284,925

Commercial Mortgage-Backed Securities — 1.7%
	Banc of America Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	416
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,559
4,421	Series 2005-6, Class ASB, VAR, 5.369%, 09/10/47	4,709
265	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	289
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,403
250	Series 2006-5, Class A4, 5.414%, 09/10/47	263
	Bear Stearns Commercial Mortgage Securities,
61	Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35	62
2,087	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,168
3,148	Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	3,431
1,172	Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,190
	Citigroup Commercial Mortgage Trust,
1,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,234
932	Series 2006-C4, Class A1, VAR, 5.919%, 03/15/49	940
1,100	Commercial Mortgage Pass Through Certificates, Series 2005- LP5, Class A4, VAR, 4.982%, 05/10/43	1,188
4,025	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,321
500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	497
	GS Mortgage Securities Corp. II,
770	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	823
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	965
1,000	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,073
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,382
3,168	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	3,316
3,207	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.594%, 02/12/39	3,499
231	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.682%, 08/12/41	233
3,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 0.000%, 04/16/40 (e)	3,216
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.049%, 08/15/39	6,108
3,375	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	3,394

	Total Commercial Mortgage- Backed Securities (Cost $45,935)	50,679

Corporate Bonds — 17.7%
Consumer Discretionary — 1.2%
	Automobiles — 0.0% (g)
1,000	Daimler Finance North America LLC, 6.500%, 11/15/13	1,142

	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	431

	Household Durables — 0.0% (g)
500	Newell Rubbermaid, Inc., 4.700%, 08/15/20	512

	Media — 1.0% CBS Corp.,
252	5.750%, 04/15/20	273
700	7.875%, 07/30/30	817
190	8.875%, 05/15/19	244
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	353
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	707
2,790	Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,054
	Comcast Corp.,
1,000	5.300%, 01/15/14	1,103
1,484	5.500%, 03/15/11	1,504
1,845	5.900%, 03/15/16	2,115

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
740	Comcast Holdings Corp., 10.625%, 07/15/12	844
505	Cox Communications, Inc., 5.450%, 12/15/14	565
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	517
	DirecTV Holdings LLC/DirecTV
	Financing Co., Inc.,
1,000	4.600%, 02/15/21	1,004
2,000	6.000%, 08/15/40	1,985
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,583
800	NBC Universal, Inc., 5.950%, 04/01/41 (e)	817
	News America Holdings, Inc.,
500	8.000%, 10/17/16	631
355	8.875%, 04/26/23	481
	News America, Inc.,
100	6.200%, 12/15/34	105
250	6.900%, 08/15/39	286
1,000	7.300%, 04/30/28	1,149
	Thomson Reuters Corp., (Canada),
315	4.700%, 10/15/19	343
493	5.950%, 07/15/13	554
	Time Warner Cable, Inc.,
2,127	5.850%, 05/01/17	2,430
800	8.250%, 04/01/19	1,018
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	156
1,100	8.375%, 07/15/33	1,393
872	10.150%, 05/01/12	976
	Time Warner, Inc.,
150	6.200%, 03/15/40	160
200	7.625%, 04/15/31	242
171	7.700%, 05/01/32	209
995	Viacom, Inc., 6.250%, 04/30/16	1,162

		28,780

	Multiline Retail — 0.1%
275	Kohl’s Corp., 6.250%, 12/15/17	325
	Target Corp.,
200	6.000%, 01/15/18	237
800	7.000%, 01/15/38	1,008

		1,570

	Specialty Retail — 0.1%
1,625	Home Depot, Inc., 5.400%, 03/01/16	1,856
750	Lowe’s Cos., Inc., 7.110%,
	05/15/37	916
590	Staples, Inc., 9.750%, 01/15/14	724

		3,496

	Total Consumer Discretionary	35,931

Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
600	5.500%, 01/15/18	674
905	5.750%, 04/01/36	967
515	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	662
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	536
410	4.875%, 03/15/19	465
300	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	327
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	559
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	911
500	5.500%, 04/01/13	549
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	973
54	PepsiCo, Inc., 7.900%, 11/01/18	71
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	298

		6,992

	Food & Staples Retailing — 0.2%
250	CVS Caremark Corp., 6.125%, 09/15/39	272
	Kroger Co. (The),
850	7.500%, 01/15/14	999
1,460	7.500%, 04/01/31	1,806
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	457
752	5.250%, 09/01/35	775
215	6.200%, 04/15/38	249
350	7.550%, 02/15/30	454

		5,012

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	178
875	8.500%, 06/15/19	1,046
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	202
	Cargill, Inc.,
400	5.200%, 01/22/13 (e)	431
100	6.375%, 06/01/12 (e)	107
850	7.350%, 03/06/19 (e)	1,055
232	General Mills, Inc., 6.000%, 02/15/12	246
	Kellogg Co.,
462	4.250%, 03/06/13	493
1,200	5.125%, 12/03/12	1,292
	Kraft Foods, Inc.,
1,450	6.125%, 02/01/18	1,708
1,135	6.500%, 08/11/17	1,355

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
345	6.750%, 02/19/14	400
600	6.875%, 02/01/38	715
500	6.875%, 01/26/39	598
350	7.000%, 08/11/37	423

		10,249

	Household Products — 0.1%
66	Kimberly-Clark Corp., 7.500%, 11/01/18	85
998	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,285
110	Procter & Gamble Co., 5.500%, 02/01/34	121

		1,491

	Total Consumer Staples	23,744

Energy — 0.9%
	Energy Equipment & Services — 0.1%
1,555	Halliburton Co., 7.450%, 09/15/39	1,990
900	Transocean, Inc., (Switzerland), 6.500%, 11/15/20	980

		2,970

	Oil, Gas & Consumable Fuels — 0.8%
150	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	178
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	134
2,000	7.625%, 03/15/14	2,259
265	8.700%, 03/15/19	324
1,000	Canadian Natural Resources Ltd.,
	(Canada), 6.750%, 02/01/39	1,210
1,000	Chevron Corp., 4.950%, 03/03/19	1,154
405	Conoco Funding Co., (Canada),
	7.250%, 10/15/31	509
	ConocoPhillips,
200	5.200%, 05/15/18	229
450	5.750%, 02/01/19	531
150	6.000%, 01/15/20	181
200	6.500%, 02/01/39	243
105	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	110
645	EnCana Corp., (Canada), 6.500%, 05/15/19	778
925	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	927
600	EOG Resources, Inc., 4.100%, 02/01/21	600
200	Kerr-McGee Corp., 6.950%, 07/01/24	219
410	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	449
	Marathon Oil Corp.,
900	5.900%, 03/15/18	1,037
1,535	6.000%, 10/01/17	1,772
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	374
1,045	6.800%, 05/15/38	1,195
	Shell International Finance B.V., (Netherlands),
270	1.875%, 03/25/13	275
275	4.000%, 03/21/14	296
1,000	4.300%, 09/22/19	1,075
1,005	4.375%, 03/25/20	1,088
1,230	6.375%, 12/15/38	1,462
467	Statoil ASA, (Norway), 3.125%, 08/17/17	478
250	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	292
125	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	158
400	Tosco Corp., 8.125%, 02/15/30	529
1,400	Total Capital S.A., (France), 2.300%, 03/15/16	1,392
	XTO Energy, Inc.,
300	4.625%, 06/15/13	328
2,000	5.750%, 12/15/13	2,288

		24,074

	Total Energy	27,044

Financials — 9.7%
	Capital Markets — 2.2%
	Bank of New York Mellon Corp. (The),
900	2.950%, 06/18/15	931
750	4.600%, 01/15/20	812
310	5.125%, 08/27/13	343
	BlackRock, Inc.,
540	3.500%, 12/10/14	564
652	5.000%, 12/10/19	699
350	6.250%, 09/15/17	404
1,500	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,491
250	Charles Schwab Corp. (The), 4.950%, 06/01/14	277
	Credit Suisse USA, Inc.,
500	5.125%, 08/15/15	556
5,022	6.125%, 11/15/11	5,279
500	FMR LLC, 6.450%, 11/15/39 (e)	491
	Goldman Sachs Group, Inc. (The),
892	3.700%, 08/01/15	911
1,041	4.750%, 07/15/13	1,111
2,660	5.150%, 01/15/14	2,883
1,032	5.250%, 10/15/13	1,118
840	5.375%, 03/15/20	862
750	5.500%, 11/15/14	820
4,100	5.950%, 01/18/18	4,449
94	6.000%, 06/15/20	101
305	6.250%, 09/01/17	341
1,606	6.600%, 01/15/12	1,702

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
485	6.750%, 10/01/37	487
3,612	6.875%, 01/15/11 (c)	3,640
1,025	7.500%, 02/15/19	1,196
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	445
1,005	5.500%, 03/15/16	1,058
1,000	6.450%, 06/08/27	965
550	8.500%, 07/15/19	640
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d)	23
1,246	4.800%, 03/13/14 (d)	269
1,000	5.500%, 04/04/16 (d)	216
1,200	5.750%, 05/17/13 (d)	260
1,850	6.000%, 07/19/12 (d)	400
1,670	6.625%, 01/18/12 (d)	361
152	7.875%, 11/01/09 (d)	33
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,358
920	5.700%, 05/02/17	927
1,702	6.150%, 04/25/13	1,825
2,496	6.400%, 08/28/17	2,676
1,249	6.875%, 04/25/18	1,372
	Morgan Stanley,
1,317	3.000%, 07/17/56	1,316
625	4.000%, 07/24/15	634
893	4.200%, 11/20/14	924
2,029	4.750%, 04/01/14	2,108
4,225	5.300%, 03/01/13	4,536
1,021	5.500%, 07/24/20	1,045
665	5.625%, 09/23/19	676
900	5.750%, 08/31/12	959
1,200	6.000%, 05/13/14	1,308
400	6.625%, 04/01/18	437
1,330	6.750%, 04/15/11	1,359
370	6.750%, 10/15/13	407
	Nomura Holdings, Inc., (Japan),
150	5.000%, 03/04/15	158
1,150	6.700%, 03/04/20	1,263
226	Northern Trust Corp., 5.500%, 08/15/13 UBS AG, (Switzerland),	252
414	2.250%, 08/12/13	420
2,300	3.875%, 01/15/15	2,414
365	4.875%, 08/04/20	379
500	5.750%, 04/25/18	554
425	5.875%, 12/20/17	475

		66,920

	Commercial Banks — 2.4%
550	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12
	(e) Bank of Nova Scotia, (Canada),	560
1,034	1.650%, 10/29/15 (e)	1,016
737	3.400%, 01/22/15	781
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	721
	Barclays Bank plc, (United Kingdom),
2,650	2.500%, 01/23/13	2,697
800	2.500%, 09/21/15 (e)	786
935	3.900%, 04/07/15	976
175	5.000%, 09/22/16	188
700	5.200%, 07/10/14	765
1,000	6.050%, 12/04/17 (e)	1,052
	BB&T Corp.,
865	3.375%, 09/25/13	909
1,450	3.850%, 07/27/12	1,513
750	3.950%, 04/29/16	782
740	4.900%, 06/30/17	773
245	6.850%, 04/30/19	291
695	Branch Banking & Trust Co., 5.625%, 09/15/16	776
5,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	5,159
260	Comerica, Inc., 3.000%, 09/16/15 Credit Suisse, (Switzerland),	261
500	3.450%, 07/02/12	519
451	4.375%, 08/05/20	447
942	5.000%, 05/15/13	1,018
160	5.300%, 08/13/19	172
970	Deutsche Bank AG, (Germany), 3.875%, 08/18/14	1,031
1,211	DnB NOR Boligkreditt, (Norway), 2.100%, 10/14/15 (e)	1,200
720	Fifth Third Bancorp, 5.450%, 01/15/17	751
666	HSBC Bank plc, (United Kingdom), 4.125%, 08/12/20 (e)	659
2,400	KeyBank N.A., 5.500%, 09/17/12	2,542
480	KeyCorp, 6.500%, 05/14/13	525
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,398
1,845	Marshall & Ilsley Corp., 5.350%, 04/01/11 National Australia Bank Ltd., (Australia),	1,851
3,000	2.500%, 01/08/13 (e)	3,077
750	2.750%, 09/28/15 (e)	753
795	3.750%, 03/02/15 (e)	837
250	National City Bank, 5.800%, 06/07/17	277
600	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	601
400	PNC Bank N.A., 6.875%, 04/01/18 PNC Funding Corp.,	466

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
567	4.375%, 08/11/20	577
940	5.250%, 11/15/15	1,029
950	5.625%, 02/01/17	1,031
315	6.700%, 06/10/19	370
	Rabobank Nederland N.V., (Netherlands),
140	2.125%, 10/13/15	138
2,400	3.200%, 03/11/15 (e)	2,486
625	Regions Financial Corp., 7.375%, 12/10/37 SunTrust Banks, Inc.,	536
2,010	5.250%, 11/05/12	2,118
820	6.000%, 09/11/17	876
880	6.375%, 04/01/11	896
1,140	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e) U.S. Bancorp,	1,154
645	2.000%, 06/14/13	659
1,107	7.500%, 06/01/26 Wachovia Bank N.A.,	1,274
1,000	5.600%, 03/15/16	1,108
250	6.000%, 11/15/17	279
1,125	6.600%, 01/15/38 Wachovia Corp.,	1,229
685	4.875%, 02/15/14	731
2,000	5.500%, 05/01/13	2,189
4,480	5.750%, 02/01/18 Wells Fargo & Co.,	5,024
1,000	3.750%, 10/01/14	1,055
2,135	5.625%, 12/11/17 Wells Fargo Bank N.A.,	2,394
915	4.750%, 02/09/15	977
250	5.750%, 05/16/16 Westpac Banking Corp., (Australia),	278
900	4.200%, 02/27/15	963
2,105	4.875%, 11/19/19	2,255

		70,756

	Consumer Finance — 0.8%
	American Express Credit Corp.,
2,140	5.875%, 05/02/13	2,334
400	7.300%, 08/20/13	453
1,083	American General Finance Corp., 5.375%, 10/01/12	999
405	American Honda Finance Corp., 2.375%, 03/18/13 (e)	414
500	Capital One Bank USA N.A., 8.800%, 07/15/19 Capital One Financial Corp.,	622
850	5.700%, 09/15/11	880
1,900	6.250%, 11/15/13	2,102
665	6.750%, 09/15/17	780
240	7.375%, 05/23/14	277
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,059
1,748	5.000%, 06/30/15	1,892
2,200	5.250%, 01/15/14	2,383
512	6.375%, 10/15/11	535
188	6.375%, 11/27/12	204
1,665	7.000%, 05/15/12	1,790
207	7.350%, 11/27/32	208
	John Deere Capital Corp.,
265	4.500%, 04/03/13	286
1,000	5.250%, 10/01/12	1,082
1,023	SLM Corp., 5.375%, 01/15/13	1,038
962	Toyota Motor Credit Corp.,
	3.200%, 06/17/15	1,023
331	Volkswagen International Finance
	N.V., (Netherlands), 1.625%,
	08/12/13 (e)	333
1,845	Washington Mutual Finance Corp.,
	6.875%, 05/15/11	1,892

		22,586

	Diversified Financial Services — 2.5%
1,400	Associates Corp. of North America, 6.950%, 11/01/18	1,558
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e) Bank of America Corp.,	2,309
300	4.900%, 05/01/13	316
2,520	5.625%, 10/14/16	2,639
145	5.650%, 05/01/18	148
1,510	5.750%, 08/15/16	1,553
420	5.750%, 12/01/17	435
1,023	7.400%, 01/15/11	1,031
1,455	Bank of America N.A., 5.300%, 03/15/17 BP Capital Markets plc, (United Kingdom),	1,473
700	3.125%, 03/10/12	716
2,122	5.250%, 11/07/13 Caterpillar Financial Services Corp.,	2,307
800	4.850%, 12/07/12	862
665	4.900%, 08/15/13	731
560	5.500%, 03/15/16	649
1,300	6.200%, 09/30/13	1,478
305	7.050%, 10/01/18	381
510	7.150%, 02/15/19 Citigroup, Inc.,	649
856	4.700%, 05/29/15	891
222	4.750%, 05/19/15	232
1,015	5.000%, 09/15/14	1,044
2,025	5.125%, 05/05/14	2,169
536	5.375%, 08/09/20	548
600	5.500%, 04/11/13	643

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
2,112	5.625%, 08/27/12	2,228
300	6.000%, 12/13/13	328
2,150	6.000%, 08/15/17	2,324
605	6.010%, 01/15/15	660
350	6.125%, 11/21/17	382
510	6.375%, 08/12/14	565
400	8.125%, 07/15/39	486
230	8.500%, 05/22/19	282
	CME Group, Inc.,
3,176	5.400%, 08/01/13	3,524
100	5.750%, 02/15/14	113
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,221
200	Diageo Investment Corp., 9.000%, 08/15/11	212
	General Electric Capital Corp.,
5,825	5.250%, 10/19/12	6,250
2,500	5.400%, 02/15/17	2,733
5,055	5.625%, 05/01/18	5,512
1,000	5.650%, 06/09/14	1,111
10,450	5.875%, 02/15/12	11,031
310	5.875%, 01/14/38	303
6,912	6.000%, 06/15/12	7,411
2,094	6.750%, 03/15/32	2,284
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	232
635	4.750%, 03/01/14	699
200	10.375%, 11/01/18	281
640	Textron Financial Corp., 5.400%, 04/28/13	668

		75,602

	Insurance — 1.4%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	452
350	5.600%, 05/15/15	392
317	Aflac, Inc., 6.450%, 08/15/40	321
1,012	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,109
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,529
2,960	5.450%, 05/18/17	2,930
	AON Corp.,
336	3.500%, 09/30/15	341
306	6.250%, 09/30/40	311
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,278
	Berkshire Hathaway Finance Corp.,
1,250	4.000%, 04/15/12	1,305
1,000	4.600%, 05/15/13	1,079
605	5.000%, 08/15/13	667
1,205	5.400%, 05/15/18	1,340
100	Chubb Corp. (The), 5.750%, 05/15/18	114
	CNA Financial Corp.,
750	5.850%, 12/15/14	804
781	5.875%, 08/15/20	792
	Jackson National Life Global Funding,
820	5.375%, 05/08/13 (e)	885
1,695	6.125%, 05/30/12 (e)	1,802
	MassMutual Global Funding II,
540	2.300%, 09/28/15 (e)	540
338	2.875%, 04/21/14 (e)	355
500	3.625%, 07/16/12 (e)	520
430	MetLife, Inc., 6.817%, 08/15/18	509
	Metropolitan Life Global Funding I,
1,250	2.875%, 09/17/12 (e)	1,285
300	5.125%, 04/10/13 (e)	325
1,093	5.200%, 09/18/13 (e)	1,194
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	270
467	Nationwide Financial Services, 6.250%, 11/15/11	484
	New York Life Global Funding,
725	4.650%, 05/09/13 (e)	781
2,637	5.375%, 09/15/13 (e)	2,921
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	684
410	5.150%, 04/15/13 (e)	441
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,338
	Principal Life Global Funding I,
500	5.050%, 03/15/15 (e)	541
4,549	6.250%, 02/15/12 (e)	4,768
	Principal Life Income Funding Trusts,
290	5.150%, 06/17/11	295
215	5.300%, 12/14/12	233
2,365	Protective Life Secured Trusts, 4.000%, 04/01/11	2,392
210	Travelers Cos, Inc. (The), 5.800%, 05/15/18	239
1,120	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	1,237
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	326

		41,129

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
600	5.875%, 09/15/20	595
1,325	6.650%, 01/15/18	1,419

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
	Simon Property Group LP,
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	205
705	5.625%, 08/15/14	795
665	6.100%, 05/01/16	765
320	6.125%, 05/30/18	369
330	6.750%, 05/15/14	378
1,236	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,426

		5,986

	Thrifts & Mortgage Finance — 0.2%
400	Countrywide Financial Corp., 6.250%, 05/15/16	417
2,865	Countrywide Home Loans, Inc., 4.000%, 03/22/11	2,894
1,463	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	1,469

		4,780

	Total Financials	287,759

Health Care — 0.3%
	Biotechnology — 0.1%
	Amgen, Inc.,
237	4.500%, 03/15/20	256
500	4.950%, 10/01/41	478
570	5.700%, 02/01/19	669
720	5.750%, 03/15/40	778

		2,181

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	411
215	4.625%, 03/15/15	239
100	Becton Dickinson and Co., 5.000%, 05/15/19	112

		762

	Health Care Providers & Services — 0.0% (g)
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	374
	WellPoint, Inc.,
168	5.875%, 06/15/17	191
113	7.000%, 02/15/19	137

		702

	Pharmaceuticals — 0.2%
250	Abbott Laboratories, 6.150%, 11/30/37	291
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	732
450	Eli Lilly & Co., 3.550%, 03/06/12	465
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	493
750	4.850%, 05/15/13	820
530	6.375%, 05/15/38	636
650	Merck & Co., Inc., 6.000%, 09/15/17	779

		4,216

	Total Health Care	7,861

Industrials — 0.6%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.300%, 03/01/18	344
1,144	Lockheed Martin Corp., 5.720%, 06/01/40 (e)	1,216
1,059	Northrop Grumman Systems Corp., 7.125%, 02/15/11	1,073
194	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	207

		2,840

	Airlines — 0.0% (g)
282	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	307
655	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	658

		965

	Building Products — 0.0% (g)
205	Masco Corp., 5.850%, 03/15/17	201

	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	804
	Pitney Bowes, Inc.,
565	4.875%, 08/15/14	606
1,020	5.000%, 03/15/15	1,094
200	5.600%, 03/15/18	211
	Waste Management, Inc.,
214	4.750%, 06/30/20	229

455	7.375%, 03/11/19	568

		3,512
	Industrial Conglomerates — 0.0% (g)
130	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	159
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	353
500	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	655

		1,167

	Machinery — 0.1%
500	Eaton Corp., 5.600%, 05/15/18	571
290	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	319
125	PACCAR, Inc., 6.375%, 02/15/12	133

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — Continued
135	Parker Hannifin Corp., 5.500%, 05/15/18	155

		1,178

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	125
500	5.650%, 05/01/17	571
250	5.750%, 03/15/18	287
250	6.700%, 08/01/28	287
200	6.750%, 07/15/11	208
450	7.000%, 02/01/14	524
999	7.125%, 12/15/10	1,001
	CSX Corp.,
145	6.250%, 04/01/15	168
250	6.300%, 03/15/12	267
205	7.375%, 02/01/19	256
350	Erac USA Finance Co., 6.375%,
	10/15/17 (e)	400
	Norfolk Southern Corp.,
505	6.750%, 02/15/11	511
355	7.700%, 05/15/17	443
420	Ryder System, Inc., 3.600%,
	03/01/16	426
	Union Pacific Corp.,
235	4.875%, 01/15/15	258
1,100	5.650%, 05/01/17	1,252
600	5.700%, 08/15/18	691
	United Parcel Service of America, Inc.,
340	8.375%, 04/01/20	467
60	SUB, 8.375%, 04/01/30	79

		8,221

	Total Industrials	18,084

Information Technology — 0.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,025
755	5.900%, 02/15/39	841

		1,866

	Computers & Peripherals — 0.4%
	Dell, Inc.,
1,280	2.300%, 09/10/15	1,262
300	7.100%, 04/15/28	340
	Hewlett-Packard Co.,
275	2.950%, 08/15/12	285
600	4.750%, 06/02/14	665
1,345	5.400%, 03/01/17	1,545
1,230	6.125%, 03/01/14	1,405
	International Business Machines Corp.,
2,600	5.700%, 09/14/17	3,057
690	6.220%, 08/01/27	816
1,075	7.625%, 10/15/18	1,412

		10,787

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
170	3.375%, 11/01/15	168
165	6.000%, 04/01/20	174
1,080	6.875%, 07/01/13	1,196

		1,538

	IT Services — 0.0% (g)
1,020	Electronic Data Systems LLC,
	6.000%, 08/01/13	1,150

	Office Electronics — 0.0% (g)
	Xerox Corp.,
550	6.750%, 02/01/17	650
100	8.250%, 05/15/14	119

		769

	Software — 0.2%
160	Intuit, Inc., 5.750%, 03/15/17	178
	Microsoft Corp.,
720	1.625%, 09/25/15	714
117	4.500%, 10/01/40	112
	Oracle Corp.,
500	5.000%, 07/08/19	559
1,412	5.250%, 01/15/16	1,623
698	5.750%, 04/15/18	812
465	6.500%, 04/15/38	557

		4,555

	Total Information Technology	20,665

Materials — 0.4%
	Chemicals — 0.4%
249	Air Products & Chemicals, Inc.,
	4.150%, 02/01/13	263
	Dow Chemical Co. (The),
203	4.250%, 11/15/20	198
1,250	6.000%, 10/01/12	1,344
402	6.125%, 02/01/11	405
370	7.375%, 11/01/29	441
	EI Du Pont de Nemours & Co.,
635	1.950%, 01/15/16	629
350	4.900%, 01/15/41	346
1,610	6.000%, 07/15/18	1,901
1,430	Monsanto Co., 7.375%, 08/15/12	1,584
875	Potash Corp. of Saskatchewan,
	Inc., (Canada), 4.875%, 03/01/13	933
	PPG Industries, Inc.,
114	5.500%, 11/15/40	114
415	5.750%, 03/15/13	453
350	9.000%, 05/01/21	475
	Praxair, Inc.,
662	4.625%, 03/30/15	734
885	5.250%, 11/15/14	1,004

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
		10,824

	Metals & Mining — 0.0% (g)
	BHP Billiton Finance USA Ltd., (Australia),
410	5.400%, 03/29/17	466
400	5.500%, 04/01/14	448
550	6.500%, 04/01/19	671
115	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	112

		1,697

	Total Materials	12,521

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
6	AT&T Corp., 8.000%, 11/15/31	8
	AT&T, Inc.,
3,417	4.950%, 01/15/13	3,680
386	5.100%, 09/15/14	428
170	5.350%, 09/01/40 (e)	161
250	5.500%, 02/01/18	286
2,700	6.300%, 01/15/38	2,878
478	BellSouth Corp., 5.200%, 09/15/14	531
	BellSouth Telecommunications, Inc.,
1,163	6.300%, 12/15/15	1,265
300	7.000%, 10/01/25	338
	British Telecommunications plc, (United Kingdom),
2,500	5.150%, 01/15/13	2,668
3,170	9.375%, 12/15/10	3,180
	Deutsche Telekom International Finance B.V., (Netherlands),
1,150	4.875%, 07/08/14	1,257
400	6.000%, 07/08/19	466
105	8.750%, 06/15/30	143
2,100	GTE Corp., 6.840%, 04/15/18	2,463
	Telecom Italia Capital S.A., (Luxembourg),
1,400	4.950%, 09/30/14	1,464
1,616	5.250%, 11/15/13	1,708
750	6.999%, 06/04/18	835
	Telefonica Emisiones S.A.U., (Spain),
880	5.855%, 02/04/13	945
515	5.877%, 07/15/19	550
404	TELUS Corp., (Canada), 8.000%, 06/01/11	417
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	739
443	5.550%, 02/15/16	512
100	5.850%, 09/15/35	105
1,250	7.350%, 04/01/39	1,543
1,312	Verizon Florida LLC, 6.125%, 01/15/13	1,439
350	Verizon Global Funding Corp., 7.750%, 12/01/30	445
554	Verizon Maryland, Inc., 6.125%, 03/01/12	587
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,635
962	Verizon Virginia, Inc., 4.625%, 03/15/13	1,025

		33,701

	Wireless Telecommunication Services — 0.1%
500	Cellco Partnership/Verizon
	Wireless Capital LLC, 5.550%, 02/01/14	558
	New Cingular Wireless Services, Inc.,
1,042	7.875%, 03/01/11	1,061
895	8.125%, 05/01/12	984
1,130	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,253

		3,856

	Total Telecommunication Services	37,557

Utilities — 1.8%
	Electric Utilities — 1.3%
	Alabama Power Co.,
272	4.700%, 12/01/10	272
110	6.125%, 05/15/38 Carolina Power & Light Co.,	125
888	5.125%, 09/15/13	984
305	5.300%, 01/15/19	350
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,594
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,235
310	Columbus Southern Power Co., 6.050%, 05/01/18	358
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	213
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	640
	Duke Energy Carolinas LLC,
650	5.100%, 04/15/18	735
745	5.625%, 11/30/12	812
728	6.250%, 01/15/12	773
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,540
800	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	825
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	996
229	5.750%, 10/01/41	222
	Florida Power & Light Co.,

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
410	5.950%, 10/01/33	459
335	5.950%, 02/01/38	379
	Florida Power Corp.,
280	5.650%, 06/15/18	327
220	6.400%, 06/15/38	258
	FPL Group Capital, Inc.,
255	5.350%, 06/15/13	279
670	6.000%, 03/01/19	769
265	7.875%, 12/15/15	327
	Georgia Power Co.,
112	4.750%, 09/01/40	106
200	5.950%, 02/01/39	224
225	6.000%, 11/01/13	255
100	Indiana Michigan Power Co., 7.000%, 03/15/19	122
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	122
113	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	117
105	MidAmerican Energy Co., 5.300%, 03/15/18	119
	Nevada Power Co.,
55	5.375%, 09/15/40	54
510	6.500%, 08/01/18	609
300	Niagara Mohawk Power Corp.,	324
1,460	Nisource Finance Corp., 10.750%, 03/15/16	1,930
500	Northern States Power Co., 6.250%, 06/01/36	585
320	Ohio Power Co., 5.750%, 09/01/13	353
	Oncor Electric Delivery Co. LLC,
200	5.950%, 09/01/13	224
540	6.800%, 09/01/18	652
	Pacific Gas & Electric Co.,
780	5.625%, 11/30/17	897
160	8.250%, 10/15/18	212
	PacifiCorp,
175	5.500%, 01/15/19	203
150	5.650%, 07/15/18	176
100	Peco Energy Co., 5.350%, 03/01/18	114
1,050	Potomac Electric Power Co., 6.500%, 11/15/37	1,237
300	Progress Energy, Inc., 6.050%, 03/15/14	338
772	PSEG Power LLC, 5.125%, 04/15/20	830
	Public Service Co. of Colorado,
90	3.200%, 11/15/20	88
125	5.800%, 08/01/18	148
2,450	Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,722
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	234
277	5.375%, 11/01/39	292
2,000	6.330%, 11/01/13	2,271
	Southern California Edison Co.,
160	4.150%, 09/15/14	175
765	5.500%, 08/15/18	890
391	5.750%, 03/15/14	443
200	5.950%, 02/01/38	225
1,140	6.050%, 03/15/39	1,306
250	Southern Co., 4.150%, 05/15/14	268
200	Southwestern Public Service Co., 8.750%, 12/01/18	257
	Spectra Energy Capital LLC,
1,605	5.500%, 03/01/14	1,764
500	6.200%, 04/15/18	572
400	8.000%, 10/01/19	501
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,086
1,320	5.400%, 04/30/18	1,520
615	5.950%, 09/15/17	724

		39,761

	Gas Utilities — 0.2%
345	AGL Capital Corp., 4.450%, 04/15/13	365
	Atmos Energy Corp.,
105	5.125%, 01/15/13	112
250	8.500%, 03/15/19	323
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	373
	TransCanada Pipelines Ltd., (Canada),
975	4.000%, 06/15/13	1,043
550	6.200%, 10/15/37	610
250	6.500%, 08/15/18	305
1,100	7.250%, 08/15/38	1,371

		4,502

	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
782	6.250%, 06/30/12	846
300	7.000%, 06/15/38	370
600	8.875%, 01/15/19	799
1,005	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,149
375	PG&E Corp., 5.750%, 04/01/14	417
	Sempra Energy,
1,145	6.150%, 06/15/18	1,345

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
150	6.500%, 06/01/16	178
850	8.900%, 11/15/13	1,010
395	9.800%, 02/15/19	548
	Wisconsin Electric Power Co.,
450	6.000%, 04/01/14	515
265	6.250%, 12/01/15	317

		7,494

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,266

	Total Utilities	53,023

	Total Corporate Bonds (Cost $492,364)	524,189

Foreign Government Securities — 0.3%
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	619
	Province of Ontario, (Canada),
700	2.700%, 06/16/15	726
2,200	2.950%, 02/05/15	2,312
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	518
	United Mexican States, (Mexico),
1,432	6.375%, 01/16/13	1,579
856	6.625%, 03/03/15	997
3,328	7.500%, 04/08/33	4,185

	Total Foreign Government Securities (Cost $10,026)	10,936

Mortgage Pass-Through Securities — 6.0%
	Federal Home Loan Mortgage Corp.,
76	ARM, 2.305%, 07/01/19	78
64	ARM, 2.568%, 04/01/30	67
943	ARM, 2.605%, 12/01/33	972
1,707	ARM, 2.637%, 04/01/34	1,781
824	ARM, 2.934%, 12/01/34	861
639	ARM, 4.009%, 02/01/36	664
794	ARM, 4.202%, 11/01/36	836
611	ARM, 5.522%, 05/01/36	653
1,111	ARM, 5.818%, 10/01/36	1,176
303	ARM, 5.829%, 02/01/37	322
600	ARM, 6.172%, 12/01/36	637
1,900	ARM, 6.219%, 03/01/37	2,017
432	ARM, 6.329%, 10/01/36	459
780	ARM, 6.666%, 10/01/36	828
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
4,671	4.000%, 06/01/13 - 05/01/19	4,855
370	4.500%, 08/01/18	394
1,323	5.000%, 12/01/18	1,418
92	5.500%, 06/01/17	100
140	6.000%, 04/01/18	153
1,311	6.500%, 08/01/16 - 02/01/19	1,432
273	7.000%, 01/01/17 - 04/01/17	289
36	7.500%, 04/01/11 - 11/01/15	38
28	8.500%, 11/01/15	32
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
313	6.000%, 12/01/22	345
812	6.500%, 11/01/22	901
1,567	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,868
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,653	4.000%, 10/01/33 - 09/01/35	5,776
6,046	5.000%, 09/01/34 - 08/01/40	6,420
4,985	5.500%, 10/01/33 - 07/01/35	5,382
812	6.000%, 12/01/33 - 01/01/34	898
5,550	6.500%, 11/01/34 - 11/01/36	6,227
1,153	7.000%, 07/01/32 - 10/01/36	1,310
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
989	5.500%, 10/01/33 - 01/01/34	1,053
175	7.000%, 07/01/29	193
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
12	12.000%, 08/01/15 - 07/01/19	14
	Federal National Mortgage Association,
1,574	ARM, 1.982%, 01/01/33	1,616
690	ARM, 2.038%, 11/01/34	716
2,313	ARM, 2.041%, 01/01/35	2,401
275	ARM, 2.063%, 09/01/34	285
26	ARM, 2.114%, 03/01/19	27
2,405	ARM, 2.226%, 09/01/35	2,504
1,402	ARM, 2.244%, 05/01/35	1,450
1,167	ARM, 2.245%, 01/01/35	1,208
703	ARM, 2.277%, 01/01/36	724
403	ARM, 2.402%, 11/01/33	417
424	ARM, 2.407%, 07/01/34	444
287	ARM, 2.477%, 05/01/35	301
1,790	ARM, 2.499%, 06/01/35	1,872
1,260	ARM, 2.553%, 11/01/34	1,317
110	ARM, 2.562%, 04/01/34	115
899	ARM, 2.585%, 05/01/34	940
185	ARM, 2.605%, 07/01/33	194
386	ARM, 2.607%, 02/01/35	404
1,324	ARM, 2.620%, 07/01/33	1,382
354	ARM, 2.625%, 09/01/35	371
622	ARM, 2.637%, 06/01/36	652
1,255	ARM, 2.661%, 10/01/34	1,312
3,205	ARM, 2.664%, 04/01/35	3,349

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
891	ARM, 2.676%, 10/01/34	932
641	ARM, 2.746%, 08/01/34	671
486	ARM, 2.779%, 09/01/34	509
341	ARM, 2.806%, 01/01/34	356
12	ARM, 3.043%, 01/01/19	12
972	ARM, 3.060%, 09/01/33	1,019
218	ARM, 3.331%, 02/01/34	228
903	ARM, 3.391%, 04/01/35	949
145	ARM, 3.432%, 09/01/27	147
1,285	ARM, 3.786%, 08/01/34	1,350
152	ARM, 3.876%, 01/01/36	158
141	ARM, 4.020%, 03/01/29	144
601	ARM, 4.205%, 04/01/34	627
1,793	ARM, 4.935%, 07/01/33	1,897
668	ARM, 5.117%, 10/01/34	702
1,303	ARM, 5.282%, 01/01/38	1,383
1,882	ARM, 5.696%, 01/01/23	2,020
1,031	ARM, 5.861%, 10/01/36	1,092
1,156	ARM, 5.990%, 07/01/36	1,228
	Federal National Mortgage Association, 15 Year, Single Family,
2,120	3.500%, 09/01/18 - 07/01/19	2,176
22,972	4.000%, 07/01/18 - 12/01/18	24,198
12,622	4.500%, 06/01/18 - 12/01/19	13,451
1,505	5.000%, 12/01/16 - 10/01/19	1,616
3,024	5.500%, 03/01/20 - 07/01/20	3,293
4,614	6.000%, 06/01/16 - 01/01/24	5,051
519	6.500%, 03/01/17 - 08/01/20	569
645	7.000%, 03/01/17 - 09/01/17	707
43	7.500%, 03/01/17	48
44	8.000%, 11/01/12 - 11/01/15	46
	Federal National Mortgage Association, 20 Year, Single Family,
568	4.500%, 04/01/24	603
53	6.000%, 02/01/14	58
2,911	6.500%, 05/01/22 - 04/01/25	3,216
	Federal National Mortgage Association, 30 Year FHA/VA,
137	6.000%, 09/01/33	151
259	6.500%, 03/01/29	297
55	7.000%, 02/01/33	63
82	8.000%, 06/01/28	96
74	9.000%, 05/01/18 - 12/01/25	85
	Federal National Mortgage Association, 30 Year, Single Family,
1,804	4.500%, 11/01/33 - 02/01/35	1,890
4,356	5.000%, 07/01/33 - 09/01/35	4,647
2,435	5.500%, 12/01/33 - 03/01/34	2,639
2,437	6.000%, 12/01/28 - 09/01/33	2,689
2,959	6.500%, 11/01/29 - 08/01/31	3,318
2,879	7.000%, 04/01/17 - 01/01/39	3,274
1,430	7.500%, 08/01/36 - 11/01/37	1,617
1,047	8.000%, 03/01/27 - 11/01/28	1,232
3	9.000%, 04/01/26	3
30	9.500%, 07/01/28	36
16	12.500%, 01/01/16	17
	Federal National Mortgage Association, Other,
2,926	4.000%, 09/01/13 - 11/01/33	2,958
955	4.500%, 11/01/14	1,010
922	5.500%, 03/01/17 - 09/01/33	974
1,270	6.500%, 01/01/36 - 07/01/36	1,410
180	7.000%, 10/01/46	201
159	10.890%, 04/15/19	181
	Government National Mortgage Association II, 30 Year, Single Family,
733	4.500%, 08/20/33	782
106	7.500%, 02/20/28 - 09/20/28	122
154	8.000%, 12/20/25 - 09/20/28	182
50	8.500%, 05/20/25	59
	Government National Mortgage Association, 15 Year, Single Family,
179	6.500%, 06/15/17 - 12/15/17	196
240	8.000%, 01/15/16	260
	Government National Mortgage Association, 30 Year, Single Family,
556	6.500%, 03/15/28 - 04/15/33	636
355	7.000%, 02/15/33 - 06/15/33	411
97	7.500%, 11/15/22 - 11/15/31	112
29	8.000%, 09/15/22 - 08/15/28	34
6	9.000%, 12/15/16	7
1,664	9.500%, 10/15/24	2,039

	Total Mortgage Pass-Through Securities (Cost $167,140)	178,534

Municipal Bonds — 0.1%
	Illinois — 0.0% (g)
140	State of Illinois, Taxable Pension,
	GO, 5.100%, 06/01/33	109

	New York — 0.1%
350	New York State Dormitory Authority, Build America Bonds, Rev., 5.600%, 03/15/40	347
1,815	Port Authority of New York &
	New Jersey, Rev., 5.647%,
	11/01/40	1,765

		2,112

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Total Municipal Bonds (Cost $2,284)	2,221

Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $400)	432

U.S. Government Agency Securities — 0.6%
1,000	Federal Farm Credit Bank, 5.125%, 11/15/18	1,170
6,924	Federal Home Loan Bank System, 4.720%, 09/20/12	7,320
	Federal National Mortgage Association,
1,000	5.000%, 05/11/17	1,161
3,604	6.250%, 02/01/11	3,637
	Financing Corp. Fico,
2,000	Zero Coupon, 04/05/19	1,564
1,000	Zero Coupon, 09/26/19	761
	Tennessee Valley Authority
2,000	STRIP, Zero Coupon, 05/01/19	1,511
300	4.625%, 09/15/60	296

	Total U.S. Government Agency Securities (Cost $16,819)	17,420

U.S. Treasury Obligations — 25.1%
	U.S. Treasury Bonds,
1,046	6.250%, 08/15/23	1,375
100	6.625%, 02/15/27	138
575	7.250%, 05/15/16	746
14,400	7.500%, 11/15/16	19,066
1,881	7.875%, 02/15/21	2,735
8,325	8.125%, 08/15/19	12,035
864	8.125%, 05/15/21	1,278
2,125	8.500%, 02/15/20	3,160
15,800	8.750%, 05/15/17	22,388
1,000	8.750%, 05/15/20	1,514
3,675	8.750%, 08/15/20	5,586
31,585	8.875%, 08/15/17	45,280
23,275	8.875%, 02/15/19	34,716
1,000	9.000%, 11/15/18	1,493
7,925	9.250%, 02/15/16	11,006
3,169	9.875%, 11/15/15	4,457
6,799	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	12,297
	U.S. Treasury Inflation Indexed Notes,
630	1.375%, 07/15/18	687
1,000	2.000%, 01/15/14	1,270
23,950	2.375%, 04/15/11	26,590
2,000	3.500%, 01/15/11	2,522
	U.S. Treasury Notes,
2,750	1.375%, 09/15/12	2,795

280	1.375%, 10/15/12	285
220	1.375%, 11/15/12	224
1,200	1.750%, 03/31/14	1,236
1,500	1.875%, 02/28/14	1,551
1,500	2.375%, 10/31/14	1,576
1,500	2.375%, 02/28/15	1,573
15,500	2.625%, 07/31/14	16,423
26,700	2.625%, 12/31/14	28,300
3,885	2.625%, 04/30/16	4,089
8,000	3.125%, 10/31/16	8,602
6,015	3.125%, 04/30/17	6,437
12,850	3.250%, 12/31/16	13,887
9,800	3.250%, 03/31/17	10,572
9,600	4.250%, 11/15/17	10,938
2,290	4.500%, 05/15/17	2,644
17,005	4.750%, 08/15/17	19,913
	U.S. Treasury STRIPS,
11,155	02/15/13	11,017
1,000	11/15/13	978
35,278	02/15/14 (m)	34,280
14,390	05/15/14 (m)	13,909
24,565	08/15/14 (m)	23,591
23,253	11/15/14 (m)	22,205
8,500	02/15/15	8,074
16,930	02/15/15 (m)	16,062
3,626	05/15/15	3,418
10,350	08/15/15	9,692
3,253	08/15/15	3,043
5,445	11/15/15	5,060
28,397	11/15/15	26,343
51,751	02/15/16	47,575
1,000	05/15/16	913
13,325	05/15/16	12,148
5,181	08/15/16	4,667
2,000	11/15/16	1,788
15,857	11/15/16	14,148
18,284	02/15/17	16,140
10,789	05/15/17	9,460
16,122	08/15/17	13,942
19,389	11/15/17	16,594
500	02/15/18	424
16,241	08/15/18	13,495
6,745	02/15/19	5,489
6,982	02/15/19	5,666
9,595	05/15/19	7,678
22,210	08/15/19	17,573
1,250	02/15/20	960
250	05/15/20	190
12,345	05/15/20	9,353
8,950	08/15/20	6,690
1,750	08/15/21	1,239
4,925	11/15/21	3,429
678	02/15/22	465
5,487	02/15/23	3,562

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
200	05/15/24	121
1,400	11/15/24	824
500	08/15/25	282
1,000	02/15/26	546
1,500	05/15/26	807
1,400	11/15/26	732
1,150	02/15/27	593
500	05/15/27	255
500	08/15/27	251
500	11/15/27	248
350	02/15/28	171
600	05/15/28	290
550	02/15/29	256
300	08/15/29	136
3,000	02/15/30	1,325
1,000	05/15/30	436
600	02/15/31	253
250	05/15/31	104
1,500	08/15/31	615
1,000	11/15/31	405
350	02/15/32	140
350	08/15/32	136
1,000	11/15/32	385
350	08/15/33	130
1,600	02/15/35	549
100	08/15/35	33

	Total U.S. Treasury Obligations (Cost $683,356)	742,667

SHARES
Short-Term Investment — 3.1%
Investment Company — 3.1%
91,099	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $91,099)	91,099

Investment of Cash Collateral for Securities on Loan —0.1%
	Investment Company — 0.1%
3,810	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $3,810)	3,810

Total Investments —100.4% (Cost $2,776,466)	2,974,905
Liabilities in Excess of Other Assets — (0.4)%	(13,220)

NET ASSETS — 100.0%	$2,961,685

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2010.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,465,000 which amounts to 0.1% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,721
Aggregate gross unrealized depreciation	(43,282)

Net unrealized appreciation/depreciation	$198,439

Federal income tax cost of investments	$2,776,466

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$67,665	$328	$67,993
Collateralized Mortgage Obligations
Agency CMO	—	870,752	—	870,752
Non-Agency CMO	—	412,036	2,137	414,173
Commercial Mortgage-Backed
Securities	—	50,679	—	50,679
Corporate Bonds
Consumer Discretionary	—	35,931	—	35,931
Consumer Staples	—	23,744	—	23,744
Energy	—	27,044	—	27,044
Financials	—	287,759	—	287,759
Health Care	—	7,861	—	7,861
Industrials	—	18,084	—	18,084
Information Technology	—	20,665	—	20,665
Materials	—	12,521	—	12,521
Telecommunication Services	—	37,557	—	37,557
Utilities	—	53,023	—	53,023

Total Corporate Bonds	—	524,189	—	524,189

Foreign Government Securities	—	10,936	—	10,936
Mortgage Pass-Through Securities	—	178,534	—	178,534
Municipal Bonds	—	2,221	—	2,221
Supranational	—	432	—	432
U.S. Government Agency
Securities	—	17,420	—	17,420
U.S. Treasury Obligations	—	742,667	—	742,667
Short-Term Investment
Investment Company	91,099	—	—	91,099
Investment of Cash Collateral for Securities on Loan
Investment Company	3,810	—	—	3,810

Total Investments in Securities	$94,909	$2,877,531	$2,465	$2,974,905

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Asset-Backed Security	$698	$—	$—	$—	$328	$—	$(698)	$328
Collateralized Mortgage Obligation	4,536	1	25	5	1,361	—	(3,791)	2,137

Total	$5,234	$1	$25	$5	$1,689	$—	$(4,489)	$2,465

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $25,000.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.7%

Consumer Discretionary — 10.7%
	Auto Components — 0.2%
6	Goodyear Tire & Rubber Co. (The) (a)	62
18	Johnson Controls, Inc.	648

		710

	Automobiles — 0.6%
91	Ford Motor Co. (a)	1,448
6	Harley-Davidson, Inc.	195

		1,643

	Distributors — 0.1%
4	Genuine Parts Co.	201

	Diversified Consumer Services — 0.1%
3	Apollo Group, Inc., Class A (a)	114
2	DeVry, Inc.	71
8	H&R Block, Inc.	103

		288

	Hotels, Restaurants & Leisure — 1.8%
11	Carnival Corp.	475
4	Darden Restaurants, Inc.	179
8	International Game Technology	122
8	Marriott International, Inc., Class A	297
28	McDonald’s Corp.	2,202
20	Starbucks Corp.	598
5	Starwood Hotels & Resorts
	Worldwide, Inc.	286
5	Wyndham Worldwide Corp.	136
2	Wynn Resorts Ltd.	201
12	Yum! Brands, Inc.	618

		5,114

	Household Durables — 0.4%
7	D.R. Horton, Inc.	74
4	Fortune Brands, Inc.	238
2	Harman International Industries, Inc. (a)	80
4	Leggett & Platt, Inc.	80
4	Lennar Corp., Class A	64
8	Newell Rubbermaid, Inc.	140
9	Pulte Group, Inc. (a)	56
4	Stanley Black & Decker, Inc.	261
2	Whirlpool Corp.	146

		1,139

	Internet & Catalog Retail — 0.8%
9	Amazon.com, Inc. (a)	1,640
5	Expedia, Inc.	144
1	priceline.com, Inc. (a)	504

		2,288

	Leisure Equipment & Products — 0.1%
7	Eastman Kodak Co. (a) (c)	33
4	Hasbro, Inc.	176
10	Mattel, Inc.	246

		455

	Media — 3.1%
18	CBS Corp. (Non-Voting), Class B	303
74	Comcast Corp., Class A	1,483
23	DIRECTV, Class A (a)	951
8	Discovery Communications, Inc.,
	Class A (a)	307
6	Gannett Co., Inc.	84
13	Interpublic Group of Cos., Inc. (The) (a)	137
8	McGraw-Hill Cos., Inc. (The)	282
1	Meredith Corp. (c)	32
3	New York Times Co. (The), Class A (a)	28
60	News Corp., Class A	822
8	Omnicom Group, Inc.	362
2	Scripps Networks Interactive, Inc.,
	Class A	121
9	Time Warner Cable, Inc.	578
30	Time Warner, Inc.	876
16	Viacom, Inc., Class B	608
51	Walt Disney Co. (The)	1,845
–(h)	Washington Post Co. (The), Class B (c)	60

		8,879

	Multiline Retail — 0.9%
2	Big Lots, Inc. (a)	61
4	Family Dollar Stores, Inc.	176
6	J.C. Penney Co., Inc.	208
8	Kohl’s Corp. (a)	459
11	Macy’s, Inc.	287
4	Nordstrom, Inc.	191
1	Sears Holdings Corp. (a) (c)	77
19	Target Corp.	1,085

		2,544

	Specialty Retail — 2.0%
2	Abercrombie & Fitch Co., Class A	117
2	AutoNation, Inc. (a) (c)	43
1	AutoZone, Inc. (a)	197
7	Bed Bath & Beyond, Inc. (a)	305
9	Best Buy Co., Inc.	391
6	CarMax, Inc. (a)	194
4	GameStop Corp., Class A (a)	79
12	Gap, Inc. (The)	248
44	Home Depot, Inc.	1,329
7	Limited Brands, Inc.	235
37	Lowe’s Cos., Inc.	842
7	Office Depot, Inc. (a)	32
4	O’Reilly Automotive, Inc. (a)	221
3	RadioShack Corp.	61
3	Ross Stores, Inc.	206
19	Staples, Inc.	425
3	Tiffany & Co.	207
11	TJX Cos., Inc.	483
3	Urban Outfitters, Inc. (a)	129

		5,744

	Textiles, Apparel & Luxury Goods — 0.6%
8	Coach, Inc.	444

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Textiles, Apparel & Luxury Goods — Continued
10	NIKE, Inc., Class B	880
2	Polo Ralph Lauren Corp.	188
2	V.F. Corp.	189

		1,701

	Total Consumer Discretionary	30,706

Consumer Staples — 10.9%

	Beverages — 2.6%
3	Brown-Forman Corp., Class B	179
61	Coca-Cola Co. (The)	3,855
9	Coca-Cola Enterprises, Inc.	212
5	Constellation Brands, Inc., Class A (a)	97
6	Dr. Pepper Snapple Group, Inc.	231
4	Molson Coors Brewing Co., Class B	199
42	PepsiCo, Inc.	2,717

		7,490

	Food & Staples Retailing — 2.4%
12	Costco Wholesale Corp.	784
36	CVS Caremark Corp.	1,113
17	Kroger Co. (The)	399
10	Safeway, Inc.	232
6	SUPERVALU, Inc.	51
16	Sysco Corp.	451
26	Walgreen Co.	896
53	Wal-Mart Stores, Inc.	2,859
4	Whole Foods Market, Inc. (a)	182

		6,967

	Food Products — 1.8%
17	Archer-Daniels-Midland Co.	490
5	Campbell Soup Co.	173
12	ConAgra Foods, Inc.	250
5	Dean Foods Co. (a)	35
17	General Mills, Inc.	599
8	H.J. Heinz Co.	406
4	Hershey Co. (The)	191
2	Hormel Foods Corp.	90
3	JM Smucker Co. (The)	200
7	Kellogg Co.	339
46	Kraft Foods, Inc., Class A	1,394
4	McCormick & Co., Inc. (Non-Voting)	155
5	Mead Johnson Nutrition Co.	322
17	Sara Lee Corp.	262
8	Tyson Foods, Inc., Class A	125

		5,031

	Household Products — 2.3%
4	Clorox Co.	227
13	Colgate-Palmolive Co.	983
11	Kimberly-Clark Corp.	669
75	Procter & Gamble Co. (The)	4,581

		6,460

	Personal Products — 0.2%
11	Avon Products, Inc.	324
3	Estee Lauder Cos., Inc. (The), Class A	226

		550

	Tobacco — 1.6%
55	Altria Group, Inc.	1,322
4	Lorillard, Inc.	319
48	Philip Morris International, Inc.	2,755
9	Reynolds American, Inc.	276

		4,672

	Total Consumer Staples	31,170

Energy — 11.6%

	Energy Equipment & Services — 2.1%
11	Baker Hughes, Inc.	594
6	Cameron International Corp. (a)	308
2	Diamond Offshore Drilling, Inc. (c)	119
3	FMC Technologies, Inc. (a)	267
24	Halliburton Co.	911
3	Helmerich & Payne, Inc.	127
8	Nabors Industries Ltd., (Bermuda) (a)	167
11	National Oilwell Varco, Inc.	679
3	Rowan Cos., Inc. (a)	91
36	Schlumberger Ltd.	2,792

		6,055

	Oil, Gas & Consumable Fuels — 9.5%
13	Anadarko Petroleum Corp.	839
10	Apache Corp.	1,086
3	Cabot Oil & Gas Corp.	96
17	Chesapeake Energy Corp.	365
53	Chevron Corp.	4,302
39	ConocoPhillips	2,358
6	Consol Energy, Inc.	250
11	Denbury Resources, Inc. (a)	192
11	Devon Energy Corp.	811
19	El Paso Corp.	251
7	EOG Resources, Inc.	596
4	EQT Corp.	159
135	Exxon Mobil Corp.	9,359
8	Hess Corp.	541
19	Marathon Oil Corp.	628
3	Massey Energy Co.	133
5	Murphy Oil Corp.	342
5	Noble Energy, Inc.	375
21	Occidental Petroleum Corp.	1,892
7	Peabody Energy Corp.	418
3	Pioneer Natural Resources Co.	246
5	QEP Resources, Inc.	163
4	Range Resources Corp.	178
9	Southwestern Energy Co. (a)	331
17	Spectra Energy Corp.	407
3	Sunoco, Inc.	128
4	Tesoro Corp. (a)	62
15	Valero Energy Corp.	291
15	Williams Cos., Inc. (The)	352

		27,151

	Total Energy	33,206

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Financials — 15.0%

	Capital Markets — 2.4%
7	Ameriprise Financial, Inc.	344
32	Bank of New York Mellon Corp. (The)	866
26	Charles Schwab Corp. (The)	394
5	E*Trade Financial Corp. (a)	77
2	Federated Investors, Inc., Class B (c)	57
4	Franklin Resources, Inc.	442
14	Goldman Sachs Group, Inc. (The)	2,127
12	Invesco Ltd.	269
5	Janus Capital Group, Inc.	51
4	Legg Mason, Inc.	133
40	Morgan Stanley	977
6	Northern Trust Corp.	322
13	State Street Corp.	573
7	T. Rowe Price Group, Inc.	395

		7,027

	Commercial Banks — 2.7%
18	BB&T Corp.	425
5	Comerica, Inc.	170
21	Fifth Third Bancorp	251
6	First Horizon National Corp. (a)	59
19	Huntington Bancshares, Inc.	110
23	KeyCorp (c)	175
3	M&T Bank Corp.	242
14	Marshall & Ilsley Corp.	67
14	PNC Financial Services Group, Inc.	747
33	Regions Financial Corp.	179
13	SunTrust Banks, Inc.	309
51	U.S. Bancorp	1,205
138	Wells Fargo & Co.	3,763
5	Zions Bancorp	89

		7,791

	Consumer Finance — 0.7%
28	American Express Co.	1,196
12	Capital One Financial Corp.	449
14	Discover Financial Services	263
13	SLM Corp. (a)	148

		2,056

	Diversified Financial Services — 3.8%
265	Bank of America Corp.	2,903
674	Citigroup, Inc. (a)	2,830
2	CME Group, Inc.	512
2	IntercontinentalExchange, Inc. (a)	221
105	JPMorgan Chase & Co. (q)	3,917
5	Leucadia National Corp. (a)	135
5	Moody’s Corp.	144
4	NASDAQ OMX Group, Inc. (The) (a)	82
7	NYSE Euronext	188

		10,932

	Insurance — 3.8%
9	ACE Ltd., (Switzerland)	524
12	Aflac, Inc.	641
14	Allstate Corp. (The)	414
4	American International Group, Inc. (a) (c)	147
9	AON Corp.	348
3	Assurant, Inc.	99
46	Berkshire Hathaway, Inc., Class B (a)	3,642
8	Chubb Corp.	474
4	Cincinnati Financial Corp.	130
13	Genworth Financial, Inc., Class A (a)	151
12	Hartford Financial Services Group, Inc.	261
8	Lincoln National Corp.	200
8	Loews Corp.	314
14	Marsh & McLennan Cos., Inc.	359
24	MetLife, Inc. (c)	914
8	Principal Financial Group, Inc. (c)	231
18	Progressive Corp. (The)	359
12	Prudential Financial, Inc.	625
2	Torchmark Corp.	123
12	Travelers Cos., Inc. (The)	670
9	Unum Group	186
9	XL Group plc, (Ireland)	178

		10,990

	Real Estate Investment Trusts (REITs) — 1.4%
3	Apartment Investment &
	Management Co., Class A (c)	75
2	AvalonBay Communities, Inc.	248
4	Boston Properties, Inc.	308
7	Equity Residential	374
8	HCP, Inc.	270
4	Health Care REIT, Inc.	162
17	Host Hotels & Resorts, Inc.	287
11	Kimco Realty Corp.	179
4	Plum Creek Timber Co., Inc.	154
15	ProLogis	191
4	Public Storage	356
8	Simon Property Group, Inc.	762
4	Ventas, Inc.	213
4	Vornado Realty Trust	350

		3,929

	Real Estate Management & Development — 0.1%
8	CB Richard Ellis Group, Inc., Class A (a)	147

	Thrifts & Mortgage Finance — 0.1%
14	Hudson City Bancorp, Inc.	158
10	People’s United Financial, Inc.	121

		279

	Total Financials	43,151

Health Care — 11.0%

	Biotechnology — 1.3%
25	Amgen, Inc. (a)	1,334
6	Biogen Idec, Inc. (a)	409
12	Celgene Corp. (a)	721
2	Cephalon, Inc. (a)	126
7	Genzyme Corp. (a)	480

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Biotechnology — Continued
22	Gilead Sciences, Inc. (a)	809

		3,879

	Health Care Equipment & Supplies — 1.6%
15	Baxter International, Inc.	750
6	Becton, Dickinson & Co.	478
40	Boston Scientific Corp. (a)	257
2	C.R. Bard, Inc.	210
6	CareFusion Corp. (a)	134
4	DENTSPLY International, Inc.	117
4	Hospira, Inc. (a)	249
1	Intuitive Surgical, Inc. (a)	271
29	Medtronic, Inc.	957
9	St. Jude Medical, Inc. (a)	352
9	Stryker Corp.	452
3	Varian Medical Systems, Inc. (a)	211
5	Zimmer Holdings, Inc. (a)	261

		4,699

	Health Care Providers & Services — 2.0%
11	Aetna, Inc.	327
7	AmerisourceBergen Corp.	227
9	Cardinal Health, Inc.	330
7	CIGNA Corp.	265
4	Coventry Health Care, Inc. (a)	99
3	DaVita, Inc. (a)	197
14	Express Scripts, Inc. (a)	747
4	Humana, Inc. (a)	250
3	Laboratory Corp. of America Holdings (a)	223
7	McKesson Corp.	441
11	Medco Health Solutions, Inc. (a)	703
3	Patterson Cos., Inc.	76
4	Quest Diagnostics, Inc.	192
13	Tenet Healthcare Corp. (a)	52
30	UnitedHealth Group, Inc.	1,085
11	WellPoint, Inc. (a)	589

		5,803

	Health Care Technology — 0.1%
2	Cerner Corp. (a)	165

	Life Sciences Tools & Services — 0.4%
5	Life Technologies Corp. (a)	241
3	PerkinElmer, Inc.	73
11	Thermo Fisher Scientific, Inc. (a)	547
2	Waters Corp. (a)	187

		1,048

	Pharmaceuticals — 5.6%
41	Abbott Laboratories	1,898
8	Allergan, Inc.	538
45	Bristol-Myers Squibb Co.	1,144
27	Eli Lilly & Co.	902
8	Forest Laboratories, Inc. (a)	241
73	Johnson & Johnson	4,480
7	King Pharmaceuticals, Inc. (a)	101
81	Merck & Co., Inc.	2,803
11	Mylan, Inc. (a)	225
212	Pfizer, Inc.	3,460
3	Watson Pharmaceuticals, Inc. (a)	161

		15,953

	Total Health Care	31,547

Industrials — 10.7%

	Aerospace & Defense — 2.7%
19	Boeing Co. (The)	1,233
10	General Dynamics Corp.	664
3	Goodrich Corp.	284
20	Honeywell International, Inc.	1,014
5	ITT Corp.	223
3	L-3 Communications Holdings, Inc.	213
8	Lockheed Martin Corp.	534
8	Northrop Grumman Corp.	480
4	Precision Castparts Corp.	519
10	Raytheon Co.	457
4	Rockwell Collins, Inc.	233
25	United Technologies Corp.	1,848

		7,702

	Air Freight & Logistics — 1.1%
4	C.H. Robinson Worldwide, Inc.	323
6	Expeditors International of
	Washington, Inc.	297
8	FedEx Corp.	757
26	United Parcel Service, Inc., Class B	1,836

		3,213

	Airlines — 0.1%
20	Southwest Airlines Co.	263

	Building Products — 0.0% (g)
9	Masco Corp.	103

	Commercial Services & Supplies — 0.5%
3	Avery Dennison Corp.	109
4	Cintas Corp.	94
5	Iron Mountain, Inc.	118
5	Pitney Bowes, Inc.	120
5	R.R. Donnelley & Sons Co.	86
8	Republic Services, Inc.	228
2	Stericycle, Inc. (a)	166
13	Waste Management, Inc.	432

		1,353

	Construction & Engineering — 0.2%
5	Fluor Corp.	273
3	Jacobs Engineering Group, Inc. (a)	128
6	Quanta Services, Inc. (a)	98

		499

	Electrical Equipment — 0.5%
20	Emerson Electric Co.	1,095
4	Rockwell Automation, Inc.	248
2	Roper Industries, Inc.	180

		1,523

	Industrial Conglomerates — 2.3%
19	3M Co.	1,583
283	General Electric Co. (c)	4,472
7	Textron, Inc.	162

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Industrial Conglomerates — Continued
13	Tyco International Ltd., (Switzerland)	498

		6,715

	Machinery — 2.2%
17	Caterpillar, Inc.	1,409
5	Cummins, Inc.	510
14	Danaher Corp.	612
11	Deere & Co.	837
5	Dover Corp.	270
4	Eaton Corp.	427
1	Flowserve Corp.	156
13	Illinois Tool Works, Inc.	634
9	Ingersoll-Rand plc, (Ireland)	349
10	PACCAR, Inc.	519
3	Pall Corp.	139
4	Parker Hannifin Corp.	342
2	Snap-On, Inc.	81

		6,285

	Professional Services — 0.1%
1	Dun & Bradstreet Corp.	100
3	Equifax, Inc.	114
4	Robert Half International, Inc.	108

		322

	Road & Rail — 0.9%
10	CSX Corp.	610
10	Norfolk Southern Corp.	586
1	Ryder System, Inc.	60
13	Union Pacific Corp.	1,185

		2,441

	Trading Companies & Distributors — 0.1%
4	Fastenal Co. (c)	208
2	W.W. Grainger, Inc.	197

		405

	Total Industrials	30,824

Information Technology — 18.7%

	Communications Equipment — 2.1%
151	Cisco Systems, Inc. (a)	2,891
3	Harris Corp.	151
6	JDS Uniphase Corp. (a)	70
14	Juniper Networks, Inc. (a)	467
62	Motorola, Inc. (a)	472
42	QUALCOMM, Inc.	1,983
10	Tellabs, Inc.	64

		6,098

	Computers & Peripherals — 4.5%
24	Apple, Inc. (a)	7,511
45	Dell, Inc. (a)	591
54	EMC Corp. (a)	1,166
60	Hewlett-Packard Co.	2,513
2	Lexmark International, Inc., Class A (a)	75
9	NetApp, Inc. (a)	480
3	QLogic Corp. (a)	52
6	SanDisk Corp. (a)	275
6	Western Digital Corp. (a)	203

		12,866

	Electronic Equipment, Instruments & Components — 0.5%	320
9	Agilent Technologies, Inc. (a)
5	Amphenol Corp., Class A	230
41	Corning, Inc.	729
4	FLIR Systems, Inc. (a)	112
5	Jabil Circuit, Inc.	78
4	Molex, Inc. (c)	76

		1,545

	Internet Software & Services — 2.0%
5	Akamai Technologies, Inc. (a)	250
31	eBay, Inc. (a)	889
7	Google, Inc., Class A (a)	3,650
3	Monster Worldwide, Inc. (a)	78
5	VeriSign, Inc. (a)	158
36	Yahoo!, Inc. (a)	562

		5,587

	IT Services — 3.1%
13	Automatic Data Processing, Inc.	579
8	Cognizant Technology Solutions
	Corp., Class A (a)	517
4	Computer Sciences Corp.	182
7	Fidelity National Information
	Services, Inc.	187
4	Fiserv, Inc. (a)	219
33	International Business Machines Corp.	4,714
3	MasterCard, Inc., Class A	606
9	Paychex, Inc.	243
8	SAIC, Inc. (a)	119
4	Teradata Corp. (a)	182
4	Total System Services, Inc.	66
13	Visa, Inc., Class A	970
17	Western Union Co. (The)	308

		8,892

	Office Electronics — 0.1%
37	Xerox Corp.	419

	Semiconductors & Semiconductor Equipment — 2.6%	109
15	Advanced Micro Devices, Inc. (a)
8	Altera Corp.	285
8	Analog Devices, Inc.	280
35	Applied Materials, Inc.	439
12	Broadcom Corp., Class A	527
1	First Solar, Inc. (a) (c)	175
147	Intel Corp.	3,107
4	KLA-Tencor Corp.	163
6	Linear Technology Corp.	193
17	LSI Corp. (a)	97
6	MEMC Electronic Materials, Inc. (a)	70
5	Microchip Technology, Inc. (c)	165
23	Micron Technology, Inc. (a)	164
6	National Semiconductor Corp.	85

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — Continued
2	Novellus Systems, Inc. (a)	73
15	NVIDIA Corp. (a)	206
5	Teradyne, Inc. (a)	57
32	Texas Instruments, Inc.	1,004
7	Xilinx, Inc.	185

		7,384

	Software — 3.8%
14	Adobe Systems, Inc. (a)	385
6	Autodesk, Inc. (a)	212
5	BMC Software, Inc. (a)	210
10	CA, Inc.	234
5	Citrix Systems, Inc. (a)	328
6	Compuware Corp. (a)	61
9	Electronic Arts, Inc. (a)	130
7	Intuit, Inc. (a)	335
4	McAfee, Inc. (a)	188
201	Microsoft Corp.	5,073
9	Novell, Inc. (a)	55
102	Oracle Corp.	2,765
5	Red Hat, Inc. (a)	217
3	Salesforce.com, Inc. (a)	430
21	Symantec Corp. (a)	351

		10,974

	Total Information Technology	53,765

Materials — 3.7%

	Chemicals — 2.1%
6	Air Products & Chemicals, Inc.	484
2	Airgas, Inc.	120
2	CF Industries Holdings, Inc.	227
31	Dow Chemical Co. (The)	956
24	E.l. du Pont de Nemours & Co.	1,125
2	Eastman Chemical Co.	148
6	Ecolab, Inc.	295
2	FMC Corp.	149
2	International Flavors & Fragrances, Inc.	111
14	Monsanto Co.	856
4	PPG Industries, Inc.	340
8	Praxair, Inc.	744
2	Sherwin-Williams Co. (The)	177
3	Sigma-Aldrich Corp.	203

		5,935

	Construction Materials — 0.0% (g)
3	Vulcan Materials Co. (c)	136

	Containers & Packaging — 0.2%
2	Ball Corp.	159
3	Bemis Co., Inc.	91
4	Owens-Illinois, Inc. (a)	116
4	Sealed Air Corp.	98

		464

	Metals & Mining — 1.2%
3	AK Steel Holding Corp.	39
27	Alcoa, Inc.	354
3	Allegheny Technologies, Inc.	135
4	Cliffs Natural Resources, Inc.	245
12	Freeport-McMoRan Copper & Gold, Inc.	1,259
13	Newmont Mining Corp.	765
8	Nucor Corp.	315
2	Titanium Metals Corp. (a)	41
4	United States Steel Corp. (c)	184

		3,337

	Paper & Forest Products — 0.2%
12	International Paper Co.	289
5	MeadWestvaco Corp.	112
14	Weyerhaeuser Co.	236

		637

	Total Materials	10,509

Telecommunication Services — 3.0%

	Diversified Telecommunication Services — 2.7%
156	AT&T, Inc.	4,339
8	CenturyLink, Inc.	342
26	Frontier Communications Corp.	239
46	Qwest Communications
	International, Inc.	322
75	Verizon Communications, Inc.	2,391
13	Windstream Corp.	167

		7,800

	Wireless Telecommunication Services — 0.3%
11	American Tower Corp., Class A (a)	536
7	MetroPCS Communications, Inc. (a)	84
79	Sprint Nextel Corp. (a)	298

		918

	Total Telecommunication Services	8,718

Utilities — 3.4%

	Electric Utilities — 1.8%
4	Allegheny Energy, Inc.	102
13	American Electric Power Co., Inc.	451
35	Duke Energy Corp.	611
9	Edison International	318
5	Entergy Corp.	352
17	Exelon Corp.	688
8	FirstEnergy Corp.	283
11	NextEra Energy, Inc.	556
5	Northeast Utilities	145
6	Pepco Holdings, Inc.	108
3	Pinnacle West Capital Corp.	116
13	PPL Corp.	324
8	Progress Energy, Inc.	338
22	Southern Co.	828

		5,220

	Gas Utilities — 0.1%
1	Nicor, Inc.	52
3	Oneok, Inc.	144

		196

	Independent Power Producers & Energy Traders — 0.2%
18	AES Corp. (The) (a)	191

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Independent Power Producers & Energy Traders — Continued
5	Constellation Energy Group, Inc.	151
7	NRG Energy, Inc. (a)	130

		472

	Multi-Utilities — 1.3%
6	Ameren Corp.	182
11	CenterPoint Energy, Inc.	174
6	CMS Energy Corp.	109
7	Consolidated Edison, Inc.	361
16	Dominion Resources, Inc.	647
4	DTE Energy Co.	199
2	Integrys Energy Group, Inc.	99
7	NiSource, Inc.	123
10	PG&E Corp.	485
13	Public Service Enterprise Group, Inc.	412
3	SCANA Corp.	121
7	Sempra Energy	328
6	TECO Energy, Inc.	95
3	Wisconsin Energy Corp.	186
12	Xcel Energy, Inc.	285

		3,806

	Total Utilities	9,694

	Total Common Stocks (Cost $244,384)	283,290

Investment Company — 0.1%
2	SPDR Trust, Series 1, (Cost $184)	201

Short-Term Investments — 1.8%
	Investment Company — 1.7%
4,792	JPMorgan Liquid Assets Money
	Market Fund, Institutional Class
	Shares, 0.110% (b) (l) (m) (Cost $4,792)	4,792

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.1%
420	U.S. Treasury Bill, 0.128%, 02/10/11 (k) (n) (Cost $420)	420

	Total Short-Term Investments (Cost $5,212)	5,212

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment of Cash Collateral for Securities on Loan — 0.6%

	Investment Company — 0.6%
1,789	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $1,789)	1,789

	Total Investments — 101.2% (Cost $251,569)	290,492
	Liabilities in Excess of Other Assets — (1.2)%	(3,532)

	NET ASSETS — 100.0%	$286,960

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
49	E-mini S&P 500	12/17/10	$2,890	$71

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

SPDR	—	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,194
Aggregate gross unrealized depreciation	(24,271)

Net unrealized appreciation/depreciation	$38,923

Federal income tax cost of investments	$251,569

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$290,072	$420	$—	$290,492

Appreciation in Other Financial Instruments
Futures Contracts	$71	$—	$—	$71

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Bill held as collateral for futures contracts. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.1%
	AH Mortgage Advance Trust,
295	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	296
336	Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	336
	Ally Auto Receivables Trust,
65	Series 2010-1, Class A3, 1.450%, 05/15/14	66
176	Series 2010-4, Class A3, 0.910%, 11/17/14	175
	AmeriCredit Automobile Receivables Trust,
407	Series 2006-BG, Class A4, 5.210%, 09/06/13	414
175	Series 2009-1, Class A3, 3.040%, 10/15/13	178
22	Series 2010-1, Class A2, 0.970%, 01/15/13	22
25	Series 2010-1, Class A3, 1.660%, 03/17/14	25
130	Series 2010-3, Class A3, 1.140%, 04/08/15	130
150	Series 2010-4, Class A2, 0.960%, 05/08/14	150
75	Series 2010-4, Class A3, 1.270%, 04/08/15	75
	Bank of America Auto Trust,
526	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	531
150	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	156
130	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	131
100	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	102
75	Series 2010-2, Class A3, 1.310%, 07/15/14	75
125	Series 2010-2, Class A4, 1.940%, 06/15/17	127
85	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.623%, 04/25/36	58
60	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	61
200	Centex Home Equity, Series 2004- D, Class AF4, SUB, 4.680%, 06/25/32	201
	Chrysler Financial Auto Securitization Trust,
140	Series 2009-A, Class A3, 2.820%, 01/15/16	143
250	Series 2010-A, Class A3, 0.910%, 08/08/13	249
500	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	527
	CNH Equipment Trust,
155	Series 2010-A, Class A3, 1.540%, 07/15/14	156
300	Series 2010-C, Class A3, 1.170%, 05/15/15	300
55	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	38
	Ford Credit Auto Owner Trust,
35	Series 2006-B, Class A4, 5.250%, 09/15/11	35
27	Series 2007-B, Class A3A, 5.150%, 11/15/11	27
230	Series 2009-B, Class A3, 2.790%, 08/15/13	233
200	Series 2009-B, Class A4, 4.500%, 07/15/14	213
200	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	208
111	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	104
144	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	144
	Honda Auto Receivables Owner Trust,
293	Series 2009-2, Class A3, 2.790%, 01/15/13	296
100	Series 2009-2, Class A4, 4.430%, 07/15/15	106
150	Series 2009-3, Class A3, 2.310%, 05/15/13	152
150	Series 2009-3, Class A4, 3.300%, 09/15/15	156
	HSBC Home Equity Loan Trust,
103	Series 2005-2, Class A1, VAR, 0.523%, 01/20/35	94
75	Series 2006-1, Class A1, VAR, 0.413%, 01/20/36	70
87	Series 2007-3, Class APT, VAR, 1.453%, 11/20/36	80
125	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 04/15/15	125
89	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	89
407	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	429
105	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	106
	Nissan Auto Receivables Owner Trust,

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
115	Series 2010-A, Class A3, 0.870%, 07/15/14	115
75	Series 2010-A, Class A4, 1.310%, 09/15/16	75
110	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.200%, 06/16/14	110
225	Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	224
135	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	138

	Total Asset-Backed Securities (Cost $7,984)	8,051

Collateralized Mortgage Obligations — 30.7%

	Agency CMO — 25.4%
98	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	108
	Federal Home Loan Mortgage Corp. REMICS,
9	Series 11, Class D, 9.500%, 07/15/19	10
–(h)	Series 41, Class I, HB, 84.000%, 05/15/20	–	(h)
5	Series 46, Class B, 7.800%, 09/15/20	6
1	Series 47, Class F, 10.000%, 06/15/20	2
–(h)	Series 85, Class C, 8.600%, 01/15/21	–	(h)
5	Series 99, Class Z, 9.500%, 01/15/21	5
23	Series 114, Class H, 6.950%, 01/15/21	26
1	Series 1079, Class S, HB, IF, 32.938%, 05/15/21	2
2	Series 1084, Class F, VAR, 1.262%, 05/15/21	2
1	Series 1084, Class S, HB, IF, 43.819%, 05/15/21	2
12	Series 1144, Class KB, 8.500%, 09/15/21	15
–(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–(h)	Series 1196, Class B, HB, IF, 1,161.253%, 01/15/22	2
17	Series 1206, Class IA, 7.000%, 03/15/22	20
11	Series 1250, Class J, 7.000%, 05/15/22	12
36	Series 1343, Class LA, 8.000%, 08/15/22	42
151	Series 1466, Class PZ, 7.500%, 02/15/23	172
2	Series 1470, Class F, VAR, 2.663%, 02/15/23	2
57	Series 1491, Class I, 7.500%, 04/15/23	67
56	Series 1518, Class G, IF, 8.773%, 05/15/23	62
50	Series 1541, Class O, VAR, 1.970%, 07/15/23	52
3	Series 1602, Class SA, HB, IF, 21.734%, 10/15/23	4
184	Series 1608, Class L, 6.500%, 09/15/23	212
147	Series 1609, Class LG, IF, 16.656%, 11/15/23	179
4	Series 1671, Class L, 7.000%, 02/15/24	4
26	Series 1700, Class GA, PO, 02/15/24	23
294	Series 1706, Class K, 7.000%, 03/15/24	337
884	Series 1720, Class PL, 7.500%, 04/15/24	1,007
21	Series 1745, Class D, 7.500%, 08/15/24	24
62	Series 1798, Class F, 5.000%, 05/15/23	65
3	Series 1807, Class G, 9.000%, 10/15/20	3
257	Series 1927, Class PH, 7.500%, 01/15/27	296
125	Series 1981, Class Z, 6.000%, 05/15/27	138
38	Series 1987, Class PE, 7.500%, 09/15/27	45
34	Series 2025, Class PE, 6.300%, 01/15/13	34
18	Series 2033, Class SN, HB, IF, 23.963%, 03/15/24	12
52	Series 2038, Class PN, IO, 7.000%, 03/15/28	10
231	Series 2040, Class PE, 7.500%, 03/15/28	271
67	Series 2056, Class TD, 6.500%, 05/15/18	72
299	Series 2063, Class PG, 6.500%, 06/15/28	311
49	Series 2064, Class TE, 7.000%, 06/15/28	57
210	Series 2075, Class PH, 6.500%, 08/15/28	241
204	Series 2075, Class PM, 6.250%, 08/15/28	218
58	Series 2089, Class PJ, IO, 7.000%, 10/15/28	12
24	Series 2102, Class TC, 6.000%, 12/15/13	25

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
138	Series 2115, Class PE, 6.000%, 01/15/14	144
155	Series 2125, Class JZ, 6.000%, 02/15/29	167
23	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
506	Series 2169, Class TB, 7.000%, 06/15/29	595
162	Series 2172, Class QC, 7.000%, 07/15/29	186
1	Series 2196, Class TL, 7.500%, 11/15/29	1
83	Series 2201, Class C, 8.000%, 11/15/29	100
161	Series 2210, Class Z, 8.000%, 01/15/30	194
66	Series 2224, Class CB, 8.000%, 03/15/30	79
92	Series 2256, Class MC, 7.250%, 09/15/30	108
139	Series 2259, Class ZM, 7.000%, 10/15/30	163
108	Series 2271, Class PC, 7.250%, 12/15/30	127
189	Series 2283, Class K, 6.500%, 12/15/23	205
59	Series 2296, Class PD, 7.000%, 03/15/31	69
32	Series 2306, Class K, PO, 05/15/24	28
77	Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	12
72	Series 2333, Class HC, 6.000%, 07/15/31	73
69	Series 2344, Class QG, 6.000%, 08/15/16	75
1,294	Series 2344, Class ZD, 6.500%, 08/15/31	1,431
167	Series 2344, Class ZJ, 6.500%, 08/15/31	185
118	Series 2345, Class NE, 6.500%, 08/15/31	127
122	Series 2345, Class PQ, 6.500%, 08/15/16	130
114	Series 2347, Class VP, 6.500%, 03/15/20	119
194	Series 2351, Class PZ, 6.500%, 08/15/31	211
85	Series 2355, Class BP, 6.000%, 09/15/16	91
95	Series 2360, Class PG, 6.000%, 09/15/16	103
81	Series 2366, Class MD, 6.000%, 10/15/16	87
139	Series 2391, Class QR, 5.500%, 12/15/16	150
143	Series 2391, Class VQ, 6.000%, 10/15/12	144
235	Series 2405, Class PE, 6.000%, 01/15/17	254
109	Series 2410, Class NG, 6.500%, 02/15/32	122
147	Series 2410, Class OE, 6.375%, 02/15/32	163
58	Series 2410, Class QX, IF, IO, 8.397%, 02/15/32	12
312	Series 2412, Class SP, IF, 15.593%, 02/15/32	376
62	Series 2423, Class MC, 7.000%, 03/15/32	69
131	Series 2423, Class MT, 7.000%, 03/15/32	147
243	Series 2435, Class CJ, 6.500%, 04/15/32	282
353	Series 2435, Class VH, 6.000%, 07/15/19	361
203	Series 2441, Class GF, 6.500%, 04/15/32	229
156	Series 2444, Class ES, IF, IO, 7.697%, 03/15/32	27
182	Series 2450, Class GZ, 7.000%, 05/15/32	209
62	Series 2450, Class SW, IF, IO, 7.747%, 03/15/32	12
322	Series 2455, Class GK, 6.500%, 05/15/32	356
77	Series 2460, Class VZ, 6.000%, 11/15/29	78
479	Series 2466, Class DH, 6.500%, 06/15/32	533
460	Series 2466, Class PG, 6.500%, 04/15/32	488
217	Series 2474, Class NR, 6.500%, 07/15/32	242
416	Series 2484, Class LZ, 6.500%, 07/15/32	477
607	Series 2500, Class MC, 6.000%, 09/15/32	676
607	Series 2512, Class PG, 5.500%, 10/15/22	678
8	Series 2519, Class BT, 8.500%, 09/15/31	8
165	Series 2535, Class BK, 5.500%, 12/15/22	183
360	Series 2537, Class TE, 5.500%, 12/15/17	392
675	Series 2543, Class YX, 6.000%, 12/15/32	765
49	Series 2565, Class MB, 6.000%, 05/15/30	50
1,000	Series 2568, Class KG, 5.500%, 02/15/23	1,122
810	Series 2575, Class ME, 6.000%, 02/15/33	920

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
126	Series 2586, Class WI, IO, 6.500%, 03/15/33	23
323	Series 2587, Class CO, PO, 03/15/32	318
242	Series 2594, Class VQ, 6.000%, 08/15/20	250
497	Series 2597, Class AD, 6.500%, 03/15/32	516
45	Series 2597, Class DS, IF, IO, 7.297%, 02/15/33	3
189	Series 2599, Class DS, IF, IO, 6.747%, 02/15/33	6
382	Series 2610, Class DS, IF, IO, 6.847%, 03/15/33	19
213	Series 2611, Class SH, IF, IO, 7.397%, 10/15/21	9
405	Series 2617, Class GR, 4.500%, 05/15/18	436
65	Series 2619, Class IM, IO, 5.000%, 10/15/21	2
300	Series 2622, Class PE, 4.500%, 05/15/18	325
848	Series 2628, Class WA, 4.000%, 07/15/28	862
202	Series 2631, Class LC, 4.500%, 06/15/18	217
202	Series 2640, Class VE, 3.250%, 07/15/22	208
10	Series 2643, Class HI, IO, 4.500%, 12/15/16	–	(h)
402	Series 2651, Class VZ, 4.500%, 07/15/18	428
835	Series 2657, Class MD, 5.000%, 12/15/20	863
184	Series 2668, Class SB, IF, 6.975%, 10/15/15	188
202	Series 2672, Class ME, 5.000%, 11/15/22	219
506	Series 2675, Class CK, 4.000%, 09/15/18	541
276	Series 2682, Class YS, IF, 8.619%, 10/15/33	268
1,000	Series 2684, Class PO, PO, 01/15/33	927
147	Series 2684, Class TO, PO, 10/15/33	123
50	Series 2686, Class GB, 5.000%, 05/15/20	51
100	Series 2691, Class WS, IF, 8.620%, 10/15/33	98
1,000	Series 2695, Class DE, 4.000%, 01/15/17	1,028
150	Series 2705, Class SC, IF, 8.620%, 11/15/33	147
150	Series 2705, Class SD, IF, 8.674%, 11/15/33	142
99	Series 2744, Class FE, VAR, 0.000%, 02/15/34	95
405	Series 2744, Class TU, 5.500%, 05/15/32	435
48	Series 2753, Class S, IF, 11.493%, 02/15/34	49
87	Series 2755, Class PA, PO, 02/15/29	86
60	Series 2755, Class SA, IF, 13.693%, 05/15/30	67
151	Series 2776, Class SK, IF, 8.695%, 04/15/34	149
762	Series 2777, Class KO, PO, 02/15/33	725
300	Series 2802, Class MB, 5.500%, 11/15/31	318
159	Series 2815, Class YS, IF, 9.546%, 01/15/34	159
818	Series 2907, Class VC, 4.500%, 05/15/34	872
359	Series 2934, Class EC, PO, 02/15/20	342
281	Series 2990, Class SL, HB, IF, 23.564%, 06/15/34	401
500	Series 2999, Class ND, 4.500%, 07/15/20	544
365	Series 3068, Class AO, PO, 01/15/35	354
400	Series 3117, Class EO, PO, 02/15/36	362
50	Series 3117, Class OK, PO, 02/15/36	44
645	Series 3122, Class OH, PO, 03/15/36	566
556	Series 3137, Class XP, 6.000%, 04/15/36	624
33	Series 3149, Class SO, PO, 05/15/36	29
641	Series 3152, Class MO, PO, 03/15/36	538
2	Series 3158, Class LX, VAR, 0.000%, 05/15/36	2
1,000	Series 3162, Class OB, 6.000%, 11/15/30	1,044
304	Series 3171, Class MO, PO, 06/15/36	265
307	Series 3179, Class OA, PO, 07/15/36	261
1,133	Series 3202, Class HI, IF, IO, 6.397%, 08/15/36	184
316	Series 3232, Class ST, IF, IO, 6.447%, 10/15/36	43
452	Series 3253, Class PO, PO, 12/15/21	435
642	Series 3481, Class SJ, IF, IO, 5.597%, 08/15/38	70

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
361	Series 3607, Class EO, PO, 02/15/33	342
302	Series 3611, Class PO, PO, 07/15/34	276
972	Series 3666, Class VA, 5.500%, 12/15/22	1,088
989	Series 3680, Class MA, 4.500%, 07/15/39	1,062
160	Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	17
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
57	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	67
49	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	58
507	Series T-54, Class 2A, 6.500%, 02/25/43	581
173	Series T-54, Class 3A, 7.000%, 02/25/43	202
1,332	Series T-56, Class A5, 5.231%, 05/25/43	1,451
47	Series T-58, Class APO, PO, 09/25/43	34
372	Series T-76, Class 2A, VAR, 4.781%, 10/25/37	385
196	Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	227
	Federal National Mortgage Association REMICS,
3	Series 1988-7, Class Z, 9.250%, 04/25/18	4
14	Series 1989-70, Class G, 8.000%, 10/25/19	17
7	Series 1989-78, Class H, 9.400%, 11/25/19	8
4	Series 1989-83, Class H, 8.500%, 11/25/19	5
5	Series 1989-89, Class H, 9.000%, 11/25/19	6
2	Series 1990-1, Class D, 8.800%, 01/25/20	2
3	Series 1990-7, Class B, 8.500%, 01/25/20	3
3	Series 1990-60, Class K, 5.500%, 06/25/20	3
3	Series 1990-63, Class H, 9.500%, 06/25/20	3
2	Series 1990-93, Class G, 5.500%, 08/25/20	2
– (h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	–	(h)
–(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
16	Series 1990-102, Class J, 6.500%, 08/25/20	18
6	Series 1990-120, Class H, 9.000%, 10/25/20	7
1	Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	2
–(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	–	(h)
8	Series 1991-42, Class S, IF, 17.183%, 05/25/21	10
121	Series 1992-107, Class SB, HB, IF, 29.236%, 06/25/22	219
8	Series 1992-143, Class MA, 5.500%, 09/25/22	9
56	Series 1993-25, Class J, 7.500%, 03/25/23	64
336	Series 1993-37, Class PX, 7.000%, 03/25/23	379
115	Series 1993-54, Class Z, 7.000%, 04/25/23	130
24	Series 1993-62, Class SA, IF, 16.653%, 04/25/23	33
31	Series 1993-122, Class M, 6.500%, 07/25/23	35
12	Series 1993-165, Class SD, IF, 11.328%, 09/25/23	14
51	Series 1993-178, Class PK, 6.500%, 09/25/23	58
977	Series 1993-183, Class KA, 6.500%, 10/25/23	1,097
395	Series 1993-189, Class PL, 6.500%, 10/25/23	443
36	Series 1993-225, Class SG, HB, IF, 26.331%, 12/25/13	47
83	Series 1993-247, Class SA, HB, IF, 23.645%, 12/25/23	136
156	Series 1993-250, Class Z, 7.000%, 12/25/23	167
193	Series 1993-257, Class C, PO, 06/25/23	188
5	Series 1994-9, Class E, PO, 11/25/23	4
214	Series 1996-14, Class SE, IF, IO, 8.210%, 08/25/23	30
11	Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	11
26	Series 1996-59, Class J, 6.500%, 08/25/22	29
77	Series 1996-59, Class K, 6.500%, 07/25/23	80
108	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	5

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
105	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
53	Series 1997-27, Class J, 7.500%, 04/18/27	60
47	Series 1997-29, Class J, 7.500%, 04/20/27	55
108	Series 1997-39, Class PD, 7.500%, 05/20/27	125
43	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	8
6	Series 1998-4, Class C, PO, 04/25/23	5
75	Series 1998-36, Class ZB, 6.000%, 07/18/28	84
501	Series 1998-43, Class EA, PO, 04/25/23	450
257	Series 2000-2, Class ZE, 7.500%, 02/25/30	295
107	Series 2001-4, Class PC, 7.000%, 03/25/21	118
88	Series 2001-5, Class OW, 6.000%, 03/25/16	93
298	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	56
228	Series 2001-36, Class DE, 7.000%, 08/25/31	261
64	Series 2001-44, Class PD, 7.000%, 09/25/31	73
412	Series 2001-48, Class Z, 6.500%, 09/25/21	465
67	Series 2001-49, Class Z, 6.500%, 09/25/31	76
174	Series 2001-71, Class MB, 6.000%, 12/25/16	188
226	Series 2001-71, Class QE, 6.000%, 12/25/16	244
1,233	Series 2001-74, Class MB, 6.000%, 12/25/16	1,334
70	Series 2001-80, Class PE, 6.000%, 07/25/29	72
52	Series 2001-81, Class LO, PO, 01/25/32	45
142	Series 2002-1, Class HC, 6.500%, 02/25/22	152
54	Series 2002-1, Class SA, HB, IF, 24.364%, 02/25/32	77
100	Series 2002-2, Class UC, 6.000%, 02/25/17	108
215	Series 2002-3, Class OG, 6.000%, 02/25/17	232
542	Series 2002-18, Class PC, 5.500%, 04/25/17	572
183	Series 2002-21, Class PE, 6.500%, 04/25/32	204
358	Series 2002-24, Class AJ, 6.000%, 04/25/17	392
165	Series 2002-28, Class PK, 6.500%, 05/25/32	186
238	Series 2002-37, Class Z, 6.500%, 06/25/32	269
356	Series 2002-56, Class UC, 5.500%, 09/25/17	388
442	Series 2002-84, Class VB, 5.500%, 04/25/15	483
24	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
405	Series 2002-94, Class BK, 5.500%, 01/25/18	447
202	Series 2003-22, Class UD, 4.000%, 04/25/33	215
162	Series 2003-34, Class GB, 6.000%, 03/25/33	184
304	Series 2003-34, Class GE, 6.000%, 05/25/33	354
44	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	8
405	Series 2003-47, Class PE, 5.750%, 06/25/33	457
109	Series 2003-52, Class SX, HB, IF, 22.190%, 10/25/31	166
165	Series 2003-64, Class SX, IF, 13.115%, 07/25/33	180
391	Series 2003-71, Class DS, IF, 7.128%, 08/25/33	389
448	Series 2003-73, Class GA, 3.500%, 05/25/31	464
573	Series 2003-80, Class SY, IF, IO, 7.397%, 06/25/23	60
405	Series 2003-83, Class PG, 5.000%, 06/25/23	436
74	Series 2003-91, Class SD, IF, 12.078%, 09/25/33	81
295	Series 2003-106, Class US, IF, 8.695%, 11/25/23	295
494	Series 2003-116, Class SB, IF, IO, 7.347%, 11/25/33	87
110	Series 2003-128, Class KE, 4.500%, 01/25/14	114
500	Series 2003-128, Class NG, 4.000%, 01/25/19	538
135	Series 2003-130, Class SX, IF, 11.140%, 01/25/34	145
225	Series 2004-14, Class SD, IF, 8.695%, 03/25/34	221
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,073
54	Series 2004-21, Class CO, PO, 04/25/34	44
405	Series 2004-25, Class PC, 5.500%, 01/25/34	460
377	Series 2004-25, Class SA, IF, 18.828%, 04/25/34	487

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
263	Series 2004-36, Class PC, 5.500%, 02/25/34	299
267	Series 2004-36, Class SA, IF, 18.828%, 05/25/34	349
207	Series 2004-46, Class SK, IF, 15.803%, 05/25/34	244
143	Series 2004-61, Class CO, PO, 10/25/31	142
150	Series 2004-61, Class SH, HB, IF, 22.974%, 11/25/32	215
207	Series 2004-74, Class SW, IF, 14.993%, 11/25/31	265
287	Series 2004-76, Class CL, 4.000%, 10/25/19	307
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,862
139	Series 2005-40, Class YA, 5.000%, 09/25/20	144
252	Series 2005-45, Class DC, HB, IF, 23.381%, 06/25/35	398
199	Series 2005-52, Class PA, 6.500%, 06/25/35	218
261	Series 2005-56, Class S, IF, IO, 6.457%, 07/25/35	46
455	Series 2005-56, Class TP, IF, 17.390%, 08/25/33	569
1,394	Series 2005-68, Class PG, 5.500%, 08/25/35	1,564
526	Series 2005-73, Class PS, IF, 16.066%, 08/25/35	676
245	Series 2005-74, Class CS, IF, 19.323%, 05/25/35	322
52	Series 2005-78, Class DS, IF, 13.076%, 03/25/35	52
492	Series 2005-106, Class US, HB, IF, 23.637%, 11/25/35	734
30	Series 2005-110, Class KS, IF, 14.203%, 05/25/35	30
639	Series 2006-27, Class OH, PO, 04/25/36	564
687	Series 2006-43, Class VB, 6.500%, 10/25/17	749
266	Series 2006-44, Class P, PO, 12/25/33	236
611	Series 2006-59, Class QO, PO, 01/25/33	580
220	Series 2006-65, Class QO, PO, 07/25/36	191
330	Series 2006-72, Class GO, PO, 08/25/36	285
500	Series 2006-77, Class PC, 6.500%, 08/25/36	566
262	Series 2006-79, Class DO, PO, 08/25/36	227
645	Series 2006-110, Class PO, PO, 11/25/36	570
1,000	Series 2006-124, Class HB, VAR, 5.988%, 11/25/36	1,097
495	Series 2007-14, Class ES, IF, IO, 6.187%, 03/25/37	67
288	Series 2007-79, Class SB, HB, IF, 23.087%, 08/25/37	410
500	Series 2007-81, Class GE, 6.000%, 08/25/37	574
280	Series 2007-83, Class PA, 6.000%, 03/25/29	283
1,525	Series 2007-84, Class PD, 6.000%, 08/25/32	1,617
481	Series 2007-88, Class VI, IF, IO, 6.287%, 09/25/37	73
1,316	Series 2007-91, Class ES, IF, IO, 6.207%, 10/25/37	177
172	Series 2007-97, Class MS, IF, 14.202%, 12/25/31	184
540	Series 2007-101, Class A2, VAR, 0.503%, 06/27/36	536
416	Series 2007-106, Class A7, VAR, 6.037%, 10/25/37	444
343	Series 2007-116, Class HI, IO, VAR, 6.348%, 01/25/38	21
237	Series 2008-10, Class XI, IF, IO, 5.977%, 03/25/38	27
321	Series 2008-16, Class IS, IF, IO, 5.947%, 03/25/38	36
289	Series 2008-28, Class QS, IF, 19.940%, 04/25/38	384
390	Series 2008-46, Class HI, IO, VAR, 6.684%, 06/25/38	26
162	Series 2008-66, Class GD, 6.000%, 06/25/30	170
350	Series 2009-69, Class PO, PO, 09/25/39	309
758	Series 2009-71, Class BC, 4.500%, 09/25/24	801
660	Series 2009-103, Class MB, 4.000%, 12/25/39	697
1,493	Series 2010-133, Class A, 5.500%, 05/25/38	1,638
5	Series G-14, Class L, 8.500%, 06/25/21	6
24	Series G-18, Class Z, 8.750%, 06/25/21	29
7	Series G-22, Class G, 6.000%, 12/25/16	7
18	Series G-35, Class M, 8.750%, 10/25/21	21
73	Series G92-35, Class E, 7.500%, 07/25/22	84
4	Series G92-42, Class Z, 7.000%, 07/25/22	5
90	Series G92-44, Class ZQ, 8.000%, 07/25/22	109

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
78	Series G92-54, Class ZQ, 7.500%, 09/25/22	89
17	Series G93-5, Class Z, 6.500%, 02/25/23	19
19	Series G95-1, Class C, 8.800%, 01/25/25	23
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
5	Series 218, Class 2, IO, 7.500%, 04/01/23	1
65	Series 329, Class 1, PO, 01/01/33	59
	Federal National Mortgage Association Whole Loan,
6	Series 2002-W5, Class A10, IF, IO, 7.847%, 11/25/30	–	(h)
234	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	268
65	Series 2003-W4, Class 2A, 6.500%, 10/25/42	75
173	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	205
171	Series 2007-W7, Class 1A4, HB, IF, 37.659%, 07/25/37	290
	Government National Mortgage Association,
61	Series 1994-3, Class PQ, 7.488%, 07/16/24	67
210	Series 1994-4, Class KQ, 7.988%, 07/16/24	253
406	Series 1994-7, Class PQ, 6.500%, 10/16/24	469
95	Series 1995-3, Class DQ, 8.050%, 06/16/25	114
23	Series 1995-7, Class CQ, 7.500%, 09/16/25	26
180	Series 1996-16, Class E, 7.500%, 08/16/26	210
36	Series 1998-26, Class K, 7.500%, 09/17/25	43
524	Series 1999-10, Class ZC, 6.500%, 04/20/29	584
64	Series 1999-30, Class S, IF, IO, 8.347%, 08/16/29	9
56	Series 1999-41, Class Z, 8.000%, 11/16/29	67
46	Series 1999-44, Class PC, 7.500%, 12/20/29	55
107	Series 2000-6, Class Z, 7.500%, 02/20/30	124
20	Series 2000-9, Class Z, 8.000%, 06/20/30	24
455	Series 2000-9, Class ZJ, 8.500%, 02/16/30	554
181	Series 2000-14, Class PD, 7.000%, 02/16/30	200
49	Series 2000-16, Class ZN, 7.500%, 02/16/30	55
265	Series 2000-37, Class B, 8.000%, 12/20/30	319
22	Series 2000-38, Class AH, 7.150%, 12/20/30	26
153	Series 2001-7, Class PK, 6.500%, 03/20/31	164
9	Series 2001-32, Class WA, IF, 19.491%, 07/20/31	13
318	Series 2001-64, Class MQ, 6.500%, 12/20/31	341
56	Series 2002-7, Class PG, 6.500%, 01/20/32	64
71	Series 2002-31, Class S, IF, IO, 8.447%, 01/16/31	16
216	Series 2002-40, Class UK, 6.500%, 06/20/32	250
210	Series 2002-47, Class PG, 6.500%, 07/16/32	243
270	Series 2002-47, Class PY, 6.000%, 07/20/32	299
255	Series 2002-47, Class ZA, 6.500%, 07/20/32	282
21	Series 2002-51, Class SG, HB, IF, 31.402%, 04/20/31	37
122	Series 2002-54, Class GB, 6.500%, 08/20/32	135
111	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	7
138	Series 2003-4, Class NY, 5.500%, 12/20/13	148
45	Series 2003-24, Class PO, PO, 03/16/33	39
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	356
201	Series 2003-52, Class AP, PO, 06/16/33	173
43	Series 2004-28, Class S, IF, 18.966%, 04/16/34	56
88	Series 2004-68, Class PO, PO, 05/20/31	86
181	Series 2004-71, Class SB, HB, IF, 28.220%, 09/20/34	249
88	Series 2004-73, Class AE, IF, 14.332%, 08/17/34	104
870	Series 2004-90, Class SI, IF, IO, 5.847%, 10/20/34	106
257	Series 2005-68, Class DP, IF, 15.823%, 06/17/35	331
1,725	Series 2005-68, Class KI, IF, IO, 6.047%, 09/20/35	206
214	Series 2006-59, Class SD, IF, IO, 6.447%, 10/20/36	29
702	Series 2007-17, Class JI, IF, IO, 6.557%, 04/16/37	100

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
904	Series 2007-27, Class SA, IF, IO, 5.947%, 05/20/37	108
1,436	Series 2007-40, Class SB, IF, IO, 6.497%, 07/20/37	183
926	Series 2007-45, Class QA, IF, IO, 6.387%, 07/20/37	120
434	Series 2007-49, Class NO, PO, 12/20/35	423
1,136	Series 2007-50, Class AI, IF, IO, 6.522%, 08/20/37	164
211	Series 2007-53, Class ES, IF, IO, 6.297%, 09/20/37	23
285	Series 2007-53, Class SW, IF, 19.445%, 09/20/37	364
562	Series 2007-57, Class QA, IF, IO, 6.247%, 10/20/37	69
402	Series 2007-71, Class SB, IF, IO, 6.447%, 07/20/36	44
545	Series 2007-72, Class US, IF, IO, 6.297%, 11/20/37	67
546	Series 2007-76, Class SA, IF, IO, 6.277%, 11/20/37	67
143	Series 2008-25, Class SB, IF, IO, 6.647%, 03/20/38	17
309	Series 2008-33, Class XS, IF, IO, 7.447%, 04/16/38	43
571	Series 2008-40, Class SA, IF, IO, 6.147%, 05/16/38	82
500	Series 2008-50, Class KB, 6.000%, 06/20/38	566
778	Series 2008-55, Class SA, IF, IO, 5.947%, 06/20/38	86
678	Series 2008-93, Class AS, IF, IO, 5.447%, 12/20/38	68
305	Series 2009-6, Class SA, IF, IO, 5.847%, 02/16/39	29
311	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	39
1,191	Series 2009-22, Class SA, IF, IO, 6.017%, 04/20/39	112
1,212	Series 2009-31, Class ST, IF, IO, 6.097%, 03/20/39	130
1,212	Series 2009-31, Class TS, IF, IO, 6.047%, 03/20/39	114
696	Series 2009-79, Class OK, PO, 11/16/37	630
1,486	Series 2009-106, Class ST, IF, IO, 5.747%, 02/20/38	179
439	Series 2010-14, Class AO, PO, 12/20/32	411
490	Series 2010-130, Class CP, 7.000%, 10/16/40	557
1,170	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	1,165
	Vendee Mortgage Trust,
979	Series 1993-1, Class ZB, 7.250%, 02/15/23	1,132
389	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	424
552	Series 1996-1, Class 1Z, 6.750%, 02/15/26	638
184	Series 1996-2, Class 1Z, 6.750%, 06/15/26	216
725	Series 1997-1, Class 2Z, 7.500%, 02/15/27	861
183	Series 1998-1, Class 2E, 7.000%, 03/15/28	213

		98,613

	Non-Agency CMO — 5.3%
90	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	91
	American General Mortgage Loan Trust,
350	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	363
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	209
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	398
	ASG Resecuritization Trust,
322	Series 2009-1, Class A60, VAR, 5.434%, 06/26/37 (e)	327
392	Series 2009-2, Class A55, VAR, 5.510%, 05/24/36 (e)	397
745	Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	750
	Banc of America Alternative Loan Trust,
282	Series 2003-7, Class 2A4, 5.000%, 09/25/18	290
212	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	217
67	Series 2003-11, Class PO, PO, 01/25/34	50
	Banc of America Funding Corp.,
79	Series 2004-1, Class PO, PO, 03/25/34	58
117	Series 2004-3, Class 1A7, 5.500%, 10/25/34	119
	Banc of America Mortgage Securities, Inc.,
55	Series 2003-8, Class APO, PO, 11/25/33	40
128	Series 2004-1, Class APO, PO, 02/25/34	101
200	Series 2004-3, Class 1A26, 5.500%, 04/25/34	211
99	Series 2004-6, Class APO, PO, 07/25/34	72

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Non-Agency CMO — Continued
943	BCAP LLC Trust, Series 2010- RR7, Class 2A1, VAR, 4.952%, 07/26/45 (e)	952
238	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.340%, 08/25/35	228
37	Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.000%, 03/25/34	37
	Citigroup Mortgage Loan Trust, Inc.,
82	Series 2003-UP3, Class A3, 7.000%, 09/25/33	83
252	Series 2003-UST1, Class A1, 5.500%, 12/25/18	262
49	Series 2003-UST1, Class PO1, PO, 12/25/18	40
28	Series 2003-UST1, Class PO3, PO, 12/25/18	24
341	Series 2008-AR4, Class 1A1A, VAR, 5.415%, 11/25/38	345
	Countrywide Alternative Loan Trust,
387	Series 2002-8, Class A4, 6.500%, 07/25/32	381
1,480	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,461
335	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	335
71	Series 2005-26CB, Class A10, IF, 12.591%, 07/25/35	73
500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	418
300	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	72
	Countrywide Home Loan Mortgage Pass-Through Trust,
397	Series 2003-26, Class 1A6, 3.500%, 08/25/33	377
151	Series 2003-J7, Class 4A3, IF, 9.446%, 08/25/18	149
78	Series 2003-J13, Class PO, PO, 01/25/34	44
176	Series 2004-5, Class 1A4, 5.500%, 06/25/34	186
52	Series 2004-HYB3, Class 2A, VAR, 2.674%, 06/20/34	46
514	Series 2005-22, Class 2A1, VAR, 3.105%, 11/25/35	400
251	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	171
181	Credit Suisse Mortgage Capital Certificates, Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	182
256	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	261
414	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005- 3, Class 1A1, VAR, 5.296%, 06/25/20	394
75	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	65
	First Horizon Asset Securities, Inc.,
153	Series 2004-AR7, Class 2A1, VAR, 2.861%, 02/25/35	150
202	Series 2004-AR7, Class 2A2, VAR, 2.861%, 02/25/35	185
279	Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	268
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	381
63	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	43
448	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.334%, 08/25/35	4
174	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 2.930%, 08/25/34	174
	MASTR Adjustable Rate Mortgages Trust,
71	Series 2004-3, Class 4A2, VAR, 2.418%, 04/25/34	65
203	Series 2004-13, Class 2A1, VAR, 2.834%, 04/21/34	197
214	Series 2004-13, Class 3A6, VAR, 2.899%, 11/21/34	215
	MASTR Alternative Loans Trust,
373	Series 2003-9, Class 8A1, 6.000%, 01/25/34	362
1,187	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,205
53	Series 2004-7, Class 30PO, PO, 08/25/34	34
108	Series 2004-10, Class 1A1, 4.500%, 09/25/19	109
416	Series 2005-6, Class 3A1, 5.500%, 11/25/20	375
	MASTR Asset Securitization Trust,
327	Series 2003-2, Class 1A1, 5.000%, 03/25/18	335
58	Series 2004-8, Class PO, PO, 08/25/19	48

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations —Continued

	Non-Agency CMO — Continued
334	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	214
73	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.573%, 02/25/35	54
	Nomura Asset Acceptance Corp.,
127	Series 2003-A1, Class A1, 5.500%, 05/25/33	129
62	Series 2003-A1, Class A2, 6.000%, 05/25/33	64
13	Series 2003-A1, Class A5, 7.000%, 04/25/33	14
104	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	106
–(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	–	(h)
	Residential Accredit Loans, Inc.,
554	Series 2002-QS8, Class A5, 6.250%, 06/25/17	561
110	Series 2002-QS16, Class A3, IF, 16.093%, 10/25/17	123
136	Series 2003-QS3, Class A2, IF, 15.942%, 02/25/18	151
559	Series 2003-QS9, Class A3, IF, IO, 7.297%, 05/25/18	87
472	Series 2004-QS3, Class CB, 5.000%, 03/25/19	490
91	Series 2004-QS8, Class A2, 5.000%, 06/25/34	91
66	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	68
	Residential Funding Mortgage Securities I,
51	Series 2003-S7, Class A17, 4.000%, 05/25/33	51
20	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	20
	Salomon Brothers Mortgage Securities VII, Inc.,
185	Series 2003-HYB1, Class A, VAR, 3.202%, 09/25/33	187
28	Series 2003-UP2, Class PO1, PO, 12/25/18	22
	Structured Asset Securities Corp.,
239	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	238
275	Series 2005-6, Class 4A1, 5.000%, 05/25/35	269
39	Series 2005-6, Class 5A8, IF, 13.393%, 05/25/35	39
	WaMu Mortgage Pass-Through Certificates,
217	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	223
78	Series 2003-S10, Class A6, PO, 10/25/18	77
77	Series 2003-S11, Class 2A5, IF, 16.353%, 11/25/33	86
160	Series 2004-AR3, Class A2, VAR, 2.705%, 06/25/34	154
389	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	328
	Washington Mutual MSC Mortgage Pass-Through Certificates,
154	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	157
43	Series 2003-MS7, Class P, PO, 03/25/33	35
	Wells Fargo Mortgage-Backed Securities Trust,
70	Series 2003-11, Class 1APO, PO, 10/25/18	60
283	Series 2003-13, Class A7, 4.500%, 11/25/18	295
291	Series 2003-15, Class 1A1, 4.750%, 12/25/18	302
249	Series 2003-K, Class 1A1, VAR, 4.465%, 11/25/33	248
125	Series 2004-7, Class 2A2, 5.000%, 07/25/19	130
281	Series 2004-BB, Class A4, VAR, 2.832%, 01/25/35	278
211	Series 2004-EE, Class 3A1, VAR, 2.979%, 12/25/34	208

		20,388

	Total Collateralized Mortgage Obligations (Cost $111,808)	119,001

Commercial Mortgage-Backed Securities — 1.3%
	Banc of America Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	145
500	Series 2005-6, Class ASB, VAR, 5.369%, 09/10/47	533
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	55
300	Series 2006-4, Class A4, 5.634%, 07/10/46	320
	Bear Stearns Commercial Mortgage Securities,
287	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	298
360	Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	392
168	Series 2006-PW14, Class A1, 5.044%, 12/11/38	171

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
137	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.919%, 03/15/49	138
300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	322
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	54
474	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	496
22	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.682%, 08/12/41	22
400	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 0.000%, 04/16/40 (e)	429
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.049%, 08/15/39	1,102
631	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	634

	Total Commercial Mortgage- Backed Securities (Cost $4,786)	5,111

Corporate Bonds — 19.7%

Consumer Discretionary — 1.0%

	Automobiles — 0.0% (g)
100	Daimler Finance North America LLC, 7.300%, 01/15/12	107

	Hotels, Restaurants & Leisure — 0.1%
150	McDonald’s Corp., 4.300%, 03/01/13	162

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	51

	Media — 0.7%
	CBS Corp.,
25	5.750%, 04/15/20	27
135	8.875%, 05/15/19	174
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	230
749	Comcast Cable Holdings LLC, 9.800%, 02/01/12	820
	Comcast Corp.,
121	5.500%, 03/15/11	123
100	5.900%, 03/15/16	114
50	Cox Communications, Inc., 5.450%, 12/15/14	56
150	DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.600%, 02/15/21	150
100	News America Holdings, Inc., 7.700%, 10/30/25	120
100	News America, Inc., 7.250%, 05/18/18	123
60	Thomson Reuters Corp., (Canada), 4.700%, 10/15/19	65
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	114
50	6.750%, 07/01/18	60
100	8.250%, 02/14/14	118
150	8.250%, 04/01/19	191
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	250
80	Viacom, Inc., 6.250%, 04/30/16	93

		2,828

	Multiline Retail — 0.1%
40	Kohl’s Corp., 6.250%, 12/15/17	47
400	Target Corp., 6.000%, 01/15/18	475

		522

	Specialty Retail — 0.1%
130	Home Depot, Inc., 5.400%, 03/01/16	148
95	Staples, Inc., 9.750%, 01/15/14	117

		265

	Total Consumer Discretionary	3,935

Consumer Staples — 0.7%

	Beverages — 0.2%
75	Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	84
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	257
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	107
50	4.875%, 03/15/19	57
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	77
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	34
100	5.500%, 04/01/13	110
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	93
6	PepsiCo, Inc., 7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	36

		863

	Food & Staples Retailing — 0.0% (g)
50	Kroger Co. (The), 7.500%, 01/15/14	59

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	54
135	8.500%, 06/15/19	161
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
100	Cargill, Inc., 6.375%, 06/01/12 (e)	107
	Kellogg Co.,

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

	Food Products — Continued
100	4.250%, 03/06/13	107
200	5.125%, 12/03/12	215
	Kraft Foods, Inc.,
100	5.375%, 02/10/20	111
450	6.125%, 02/01/18	530
100	6.500%, 08/11/17	120
150	6.750%, 02/19/14	174

		1,594

	Household Products — 0.1%
83	Procter & Gamble - ESOP, 9.360%, 01/01/21	107

	Total Consumer Staples	2,623

Energy — 0.8%

	Energy Equipment & Services — 0.0% (g)
100	Transocean, Inc., (Switzerland), 6.500%, 11/15/20	109

	Oil, Gas & Consumable Fuels — 0.8%
400	Anadarko Petroleum Corp., 7.625%, 03/15/14	452
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	175
150	ConocoPhillips, 5.750%, 02/01/19	177
100	EnCana Corp., (Canada), 6.500%, 05/15/19	121
200	ENI S.p.A., (Italy), 4.150%, 10/01/20 (e)	202
100	EOG Resources, Inc., 4.100%, 02/01/21	100
	Marathon Oil Corp.,
250	5.900%, 03/15/18	288
175	6.000%, 10/01/17	202
40	PC Financial Partnership, 5.000%, 11/15/14	44
97	Petro-Canada, (Canada), 6.050%, 05/15/18	112
	Shell International Finance B.V., (Netherlands),
55	1.875%, 03/25/13	56
184	3.100%, 06/28/15	193
55	4.000%, 03/21/14	59
195	4.375%, 03/25/20	211
67	Statoil ASA, (Norway), 3.125%, 08/17/17	68
175	Total Capital S.A., (France), 2.300%, 03/15/16	174
250	XTO Energy, Inc., 5.750%, 12/15/13	286

		2,920

	Total Energy	3,029

Financials — 12.2%

	Capital Markets — 3.0%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	259
75	4.600%, 01/15/20	81
	BlackRock, Inc.,
325	3.500%, 12/10/14	340
326	5.000%, 12/10/19	349
100	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	100
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
1,300	Credit Suisse USA, Inc., 6.125%, 11/15/11	1,367
	Goldman Sachs Group, Inc. (The),
121	3.700%, 08/01/15	124
202	4.750%, 07/15/13	215
200	5.150%, 01/15/14	217
300	5.500%, 11/15/14	328
1,100	5.950%, 01/18/18	1,194
486	6.600%, 01/15/12	515
400	6.875%, 01/15/11 (c)	403
150	7.500%, 02/15/19	175
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	110
150	5.500%, 03/15/16	158
125	8.500%, 07/15/19	145
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d)	65
350	6.000%, 07/19/12 (d)	76
455	6.625%, 01/18/12 (d)	98
75	6.750%, 12/28/17 (d)	–	(h)
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	208
157	5.450%, 07/15/14	167
50	6.150%, 04/25/13	54
814	6.400%, 08/28/17	873
266	6.875%, 04/25/18	292
	Morgan Stanley,
104	4.000%, 07/24/15	106
195	4.200%, 11/20/14	202
147	4.750%, 04/01/14	153
1,000	5.300%, 03/01/13	1,073
166	5.500%, 07/24/20	170
350	5.625%, 09/23/19	356
175	5.750%, 08/31/12	186
250	6.000%, 05/13/14	273
100	6.625%, 04/01/18	109
240	6.750%, 04/15/11	245
178	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	195
45	Northern Trust Corp., 5.500%, 08/15/13	50
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	525
100	5.750%, 04/25/18	111
100	5.875%, 12/20/17	111

		11,822

	Commercial Banks — 2.8%
100	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	102
	Bank of Nova Scotia, (Canada),

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

	Commercial Banks — Continued
121	1.650%, 10/29/15 (e)	119
123	3.400%, 01/22/15	130
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	144
	Barclays Bank plc, (United Kingdom),
410	2.500%, 01/23/13	417
200	2.500%, 09/21/15 (e)	197
100	3.900%, 04/07/15	104
200	5.200%, 07/10/14	219
250	6.050%, 12/04/17 (e)	263
	BB&T Corp.,
150	3.375%, 09/25/13	158
150	3.850%, 07/27/12	157
125	3.950%, 04/29/16	130
100	4.900%, 06/30/17	104
152	Branch Banking & Trust Co., 4.875%, 01/15/13	162
1,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	1,032
55	Comerica, Inc., 3.000%, 09/16/15	55
405	Credit Suisse, (Switzerland), 5.000%, 05/15/13	438
350	Fifth Third Bancorp, 5.450%, 01/15/17	365
75	KeyCorp, 6.500%, 05/14/13	82
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	343
200	Marshall & Ilsley Corp., 5.350%, 04/01/11	201
	National Australia Bank Ltd., (Australia),
200	2.500%, 01/08/13 (e)	205
300	2.750%, 09/28/15 (e)	302
100	3.750%, 03/02/15 (e)	105
100	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	100
	PNC Funding Corp.,
133	4.375%, 08/11/20	135
265	5.125%, 02/08/20	283
110	5.250%, 11/15/15	121
115	5.625%, 02/01/17	125
250	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	259
	SunTrust Banks, Inc.,
270	5.250%, 11/05/12	284
229	6.375%, 04/01/11	233
235	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	238
	U.S. Bancorp,
150	2.000%, 06/14/13	153
208	2.875%, 11/20/14	216
250	Wachovia Bank N.A., 6.000%, 11/15/17	279
	Wachovia Corp.,
235	4.875%, 02/15/14	251
850	5.750%, 02/01/18	953
	Wells Fargo & Co.,
500	3.750%, 10/01/14	528
415	5.625%, 12/11/17	465
	Wells Fargo Bank N.A.,
315	4.750%, 02/09/15	336
81	6.450%, 02/01/11	82
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	305

		10,880

	Consumer Finance — 0.9%
200	American Express Credit Corp., 7.300%, 08/20/13	226
91	American General Finance Corp., 5.375%, 10/01/12	84
250	Capital One Bank USA N.A., 8.800%, 07/15/19	311
	Capital One Financial Corp.,
100	5.700%, 09/15/11	104
245	6.250%, 11/15/13	271
100	6.750%, 09/15/17	117
	HSBC Finance Corp.,
200	5.250%, 01/15/14	217
452	6.375%, 10/15/11	472
202	6.375%, 11/27/12	220
835	7.000%, 05/15/12	897
233	SLM Corp., 5.375%, 01/15/13	237
154	Toyota Motor Credit Corp., 3.200%, 06/17/15	164
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	100
202	Washington Mutual Finance Corp., 6.875%, 05/15/11	207

		3,627

	Diversified Financial Services — 3.4%
250	Associates Corp. of North America, 6.950%, 11/01/18	278
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	315
	Bank of America Corp.,
80	5.625%, 07/01/20	80
300	5.650%, 05/01/18	308
170	5.750%, 12/01/17	176
100	6.500%, 08/01/16	109
125	7.375%, 05/15/14	140
405	7.400%, 01/15/11	408
425	Bank of America N.A., 5.300%, 03/15/17	430
	BP Capital Markets plc, (United Kingdom),
100	3.125%, 03/10/12	102
300	5.250%, 11/07/13	326
	Caterpillar Financial Services Corp.,
150	4.850%, 12/07/12	162

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

	Diversified Financial Services — Continued
100	5.500%, 03/15/16	116
150	6.200%, 09/30/13	171
65	7.050%, 10/01/18	81
100	7.150%, 02/15/19	127
	Citigroup, Inc.,
125	4.750%, 05/19/15	130
54	5.375%, 08/09/20	55
506	5.625%, 08/27/12	534
700	6.000%, 08/15/17	757
285	6.010%, 01/15/15	311
300	6.125%, 11/21/17	327
	CME Group, Inc.,
200	5.400%, 08/01/13	222
100	5.750%, 02/15/14	113
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	222
	General Electric Capital Corp.,
95	4.375%, 09/16/20	93
1,600	5.250%, 10/19/12	1,717
500	5.400%, 02/15/17	546
300	5.625%, 05/01/18	327
500	5.650%, 06/09/14	555
2,078	5.875%, 02/15/12	2,194
1,050	6.000%, 06/15/12	1,126
100	Textron Financial Corp., 5.400%, 04/28/13	104

		12,662

	Insurance — 1.6%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	45
50	5.600%, 05/15/15	56
	American International Group, Inc.,
385	4.250%, 05/15/13	393
350	5.450%, 05/18/17	346
200	5.600%, 10/18/16	202
45	AON Corp., 3.500%, 09/30/15	46
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	633
	Berkshire Hathaway Finance Corp.,
500	4.000%, 04/15/12	522
150	5.400%, 05/15/18	167
90	CNA Financial Corp., 5.875%, 08/15/20	91
405	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	430
	MassMutual Global Funding II,
100	2.300%, 09/28/15 (e)	100
250	3.625%, 07/16/12 (e)	260
	Metropolitan Life Global Funding I,
150	2.875%, 09/17/12 (e)	154
222	5.200%, 09/18/13 (e)	243
100	5.750%, 07/25/11 (e)	103
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	54
121	Nationwide Financial Services, 6.250%, 11/15/11	125
506	New York Life Global Funding, 5.375%, 09/15/13 (e)	560
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	158
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	223
765	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	802
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	109
405	Protective Life Secured Trusts, 4.000%, 04/01/11	410
200	Travelers Life & Annuity Global Funding I, 5.125%, 08/15/14 (e)	221
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	54

		6,507

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
125	5.875%, 09/15/20	124
150	6.650%, 01/15/18	161
	Simon Property Group LP,
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	41
100	5.625%, 08/15/14	113
50	5.650%, 02/01/20	56
40	6.100%, 05/01/16	46
50	6.125%, 05/30/18	58
114	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	131

		748

	Thrifts & Mortgage Finance — 0.3%
25	Countrywide Financial Corp., 6.250%, 05/15/16	26
650	Countrywide Home Loans, Inc., 4.000%, 03/22/11	657
523	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	525

		1,208

	Total Financials	47,454

Health Care — 0.2%

	Biotechnology — 0.0% (g)
	Amgen, Inc.,
44	4.500%, 03/15/20	47
40	5.700%, 02/01/19	47

		94

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	54
50	4.625%, 03/15/15	56

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

	Health Care Equipment & Supplies — Continued
40	Becton Dickinson and Co., 5.000%, 05/15/19	45

		155

	Health Care Providers & Services — 0.0% (g)
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
	WellPoint, Inc.,
27	5.875%, 06/15/17	30
18	7.000%, 02/15/19	22

		103

	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	113
75	Eli Lilly & Co., 3.550%, 03/06/12	78
150	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	164
75	Merck & Co., Inc., 6.000%, 09/15/17	90

		445

	Total Health Care	797

Industrials — 0.9%

	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 5.300%, 03/01/18	115
250	Northrop Grumman Systems Corp., 7.125%, 02/15/11	253
64	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	68

		436

	Airlines — 0.0% (g)
39	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	43
80	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	80

		123

	Building Products — 0.0% (g)
45	Masco Corp., 5.850%, 03/15/17	44

	Commercial Services & Supplies — 0.1%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	111
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	134
100	5.000%, 03/15/15	107
50	5.600%, 03/15/18	53
60	Waste Management, Inc., 7.375%, 03/11/19	75

		480

100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	118
50	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	65

		183

	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	57
25	PACCAR, Inc., 6.375%, 02/15/12	27
25	Parker Hannifin Corp., 5.500%, 05/15/18	29

		113

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
19	3.600%, 09/01/20	19
100	5.650%, 05/01/17	114
100	7.000%, 02/01/14	116
202	7.125%, 12/15/10	203
	CSX Corp.,
30	6.250%, 04/01/15	35
30	7.375%, 02/01/19	37
690	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	748
	Norfolk Southern Corp.,
100	6.750%, 02/15/11	101
50	7.700%, 05/15/17	63
55	Ryder System, Inc., 3.600%, 03/01/16	56
	Union Pacific Corp.,
100	4.875%, 01/15/15	110
100	5.650%, 05/01/17	114
250	5.700%, 08/15/18	287
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	158

		2,161

	Total Industrials	3,540

Information Technology — 0.6%

	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.500%, 02/22/16	117

	Computers & Peripherals — 0.4%
256	Dell, Inc., 2.300%, 09/10/15	252
	Hewlett-Packard Co.,
325	5.400%, 03/01/17	373
200	6.125%, 03/01/14	229
	International Business Machines Corp.,
150	5.700%, 09/14/17	176
200	7.625%, 10/15/18	263

		1,293

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
25	3.375%, 11/01/15	25
150	6.875%, 07/01/13	166

		191

	Office Electronics — 0.0% (g)
40	Xerox Corp., 6.750%, 02/01/17	47

	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	28

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

	Software — Continued
120	Microsoft Corp., 1.625%, 09/25/15	119
	Oracle Corp.,
200	5.250%, 01/15/16	230
100	5.750%, 04/15/18	116

		493

	Total Information Technology	2,141

Materials — 0.4%

	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	105
	Dow Chemical Co. (The),
38	4.250%, 11/15/20	37
100	6.000%, 10/01/12	108
254	6.125%, 02/01/11	256
	EI Du Pont de Nemours & Co.,
101	1.950%, 01/15/16	100
50	4.125%, 03/06/13	53
100	6.000%, 07/15/18	118
225	Monsanto Co., 7.375%, 08/15/12	249
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	107
230	Praxair, Inc., 4.625%, 03/30/15	255

		1,388

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
100	5.400%, 03/29/17	114
100	6.500%, 04/01/19	122
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	26
50	8.950%, 05/01/14	61

		323

	Total Materials	1,711

Telecommunication Services — 1.5%

	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
1,020	4.950%, 01/15/13	1,099
135	5.100%, 09/15/14	150
150	5.500%, 02/01/18	171
15	BellSouth Corp., 5.200%, 09/15/14	17
132	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	143
	British Telecommunications plc, (United Kingdom),
100	5.950%, 01/15/18	110
830	9.375%, 12/15/10	833
500	GTE Corp., 6.840%, 04/15/18	586
	Telecom Italia Capital S.A., (Luxembourg),
420	4.950%, 09/30/14	439
225	5.250%, 11/15/13	238
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	295
30	5.877%, 07/15/19	32
109	TELUS Corp., (Canada), 8.000%, 06/01/11	113
100	Verizon Communications, Inc., 5.500%, 02/15/18	113
202	Verizon Florida LLC, 6.125%, 01/15/13	222
250	Verizon Maryland, Inc., 7.150%, 05/01/23	265
100	Verizon New England, Inc., 4.750%, 10/01/13	108
200	Verizon Virginia, Inc., 4.625%, 03/15/13	213

		5,147

	Wireless Telecommunication Services — 0.2%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	167
	New Cingular Wireless Services, Inc.,
194	7.875%, 03/01/11	197
170	8.125%, 05/01/12	187
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	139

		690

	Total Telecommunication Services	5,837

Utilities — 1.4%

	Electric Utilities — 0.9%
81	Alabama Power Co., 4.700%, 12/01/10	81
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	258
150	5.300%, 01/15/19	172
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	112
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	62
25	Columbus Southern Power Co., 6.050%, 05/01/18	29
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	35
	Duke Energy Carolinas LLC,
200	5.625%, 11/30/12	218
205	6.250%, 01/15/12	218
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	61
100	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	103
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	70

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

	Electric Utilities — Continued
150	FPL Group Capital, Inc., 7.875%, 12/15/15	185
40	Georgia Power Co., 6.000%, 11/01/13	45
135	Indiana Michigan Power Co., 7.000%, 03/15/19	165
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	31
26	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	27
60	Nevada Power Co., 7.125%, 03/15/19	73
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	43
60	Nisource Finance Corp., 10.750%, 03/15/16	79
	Oncor Electric Delivery Co. LLC,
25	5.950%, 09/01/13	28
50	6.800%, 09/01/18	60
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	144
60	PacifiCorp, 5.650%, 07/15/18	70
75	Peco Energy Co., 5.350%, 03/01/18	85
51	Public Service Co. of Colorado, 3.200%, 11/15/20	50
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	227
40	Southern Co., 4.150%, 05/15/14	43
30	Southwestern Public Service Co., 8.750%, 12/01/18	39
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	110
30	5.668%, 08/15/14	33
140	6.200%, 04/15/18	160
50	8.000%, 10/01/19	63
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	227
100	5.400%, 04/30/18	115

		3,521

	Gas Utilities — 0.2%
50	AGL Capital Corp., 4.450%, 04/15/13	53
	Atmos Energy Corp.,
100	5.125%, 01/15/13	106
30	8.500%, 03/15/19	39
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	57
263	Southern California Gas Co., 4.800%, 10/01/12	282
50	Texas Eastern Transmission LP, 7.300%, 12/01/10	50
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	107
100	6.500%, 08/15/18	122
30	7.125%, 01/15/19	38

		854

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	211
150	8.875%, 01/15/19	200
100	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	114
50	PG&E Corp., 5.750%, 04/01/14	56
80	Sempra Energy, 8.900%, 11/15/13	95
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	34
100	6.250%, 12/01/15	120

		830

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	230

	Total Utilities	5,435

	Total Corporate Bonds
	(Cost $72,850)	76,502

Foreign Government Securities — 0.2%
100	Province of Manitoba, (Canada), 2.125%, 04/22/13	103
	Province of Ontario, (Canada),
250	2.700%, 06/16/15	260
300	2.950%, 02/05/15	315

	Total Foreign Government Securities (Cost $650)	678

Mortgage Pass-Through Securities — 9.7%
	Federal Home Loan Mortgage Corp.,
63	ARM, 2.428%, 01/01/27	66
17	ARM, 2.625%, 07/01/26	17
720	ARM, 2.964%, 12/01/34	756
219	ARM, 3.651%, 01/01/37	228
334	ARM, 5.652%, 04/01/38	354
333	ARM, 5.741%, 09/01/36	349
267	ARM, 5.934%, 02/01/37	283
533	ARM, 6.011%, 06/01/36	571
380	ARM, 6.219%, 03/01/37	403
209	ARM, 6.248%, 09/01/36	220
388	ARM, 6.679%, 11/01/36	418
454	ARM, 6.783%, 08/01/36	481
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
977	4.000%, 05/01/14 - 06/01/19	1,021
95	4.500%, 10/01/18	101
25	5.500%, 06/01/17	27
556	6.000%, 10/01/17 - 04/01/18	607
1,073	6.500%, 01/01/17 - 03/01/22	1,172
126	7.000%, 09/01/12 - 01/01/17	133
2	7.500%, 07/01/11 - 10/01/14	2

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
29	6.000%, 12/01/22	32
152	6.500%, 12/01/13 - 08/01/26	168
783	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year FHA/VA, 10.000%, 10/01/30	934
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
154	6.000%, 01/01/34	171
264	7.000%, 04/01/22 - 02/01/37	300
12	7.500%, 08/01/25	14
14	8.000%, 07/01/20 - 11/01/24	16
39	8.500%, 07/01/28	46
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
4	12.000%, 08/01/15 - 07/01/19	5
	Federal National Mortgage Association,
249	ARM, 2.041%, 01/01/35	258
9	ARM, 2.114%, 03/01/19	9
301	ARM, 2.226%, 09/01/35	313
348	ARM, 2.264%, 02/01/35	363
212	ARM, 2.444%, 08/01/35	220
185	ARM, 2.460%, 11/01/33	193
375	ARM, 2.552%, 01/01/35	388
257	ARM, 2.607%, 02/01/35	269
354	ARM, 2.625%, 09/01/35	371
214	ARM, 2.638%, 04/01/33	223
393	ARM, 2.787%, 09/01/34	411
389	ARM, 3.060%, 09/01/33	408
4	ARM, 3.098%, 06/01/26	4
370	ARM, 3.101%, 02/01/36	387
301	ARM, 3.391%, 04/01/35	316
27	ARM, 3.432%, 09/01/27	27
317	ARM, 3.786%, 08/01/34	334
27	ARM, 4.020%, 03/01/29	28
3	ARM, 4.174%, 08/01/19	3
334	ARM, 5.117%, 10/01/34	351
333	ARM, 5.735%, 02/01/37	353
261	ARM, 5.801%, 07/01/46	275
137	ARM, 6.047%, 08/01/36	145
227	ARM, 6.163%, 09/01/36	244
144	ARM, 6.334%, 02/01/37	153
	Federal National Mortgage Association, 15 Year, Single Family,
3,614	4.000%, 07/01/18 - 05/01/19	3,806
2,590	4.500%, 05/01/18 - 05/01/19	2,759
1,641	5.000%, 12/01/16 - 04/01/19	1,769
766	5.500%, 01/01/20 - 06/01/20	834
1,917	6.000%, 02/01/19 - 01/01/24	2,096
225	6.500%, 12/01/10 - 08/01/20	246
21	7.500%, 10/01/12	23
9	8.000%, 11/01/12	9
	Federal National Mortgage Association, 20 Year, Single Family,
221	6.000%, 04/01/24	244
288	6.500%, 05/01/22	320
	Federal National Mortgage Association, 30 Year FHA/VA,
23	6.000%, 09/01/33	25
46	6.500%, 03/01/29	53
29	8.500%, 08/01/27 - 02/01/30	34
22	9.000%, 09/01/19 - 12/01/30	25
11	9.500%, 12/01/18	13
	Federal National Mortgage Association, 30 Year, Single Family,
258	4.500%, 08/01/33	270
1,629	5.000%, 07/01/33 - 11/01/33	1,736
1,257	5.500%, 09/01/33 - 12/01/33	1,362
1,117	6.000%, 12/01/32 - 09/01/36	1,229
91	6.500%, 08/01/31	104
32	7.000%, 07/01/25 - 08/01/32	36
26	7.500%, 11/01/22 - 05/01/25	30
797	8.000%, 03/01/21 - 11/01/32	908
15	8.500%, 07/01/24 - 06/01/25	17
1	9.000%, 04/01/26	1
6	10.000%, 02/01/24	6
5	12.500%, 01/01/16	5
	Federal National Mortgage Association, Other,
136	4.000%, 09/01/13	140
610	5.500%, 04/01/38	651
650	6.000%, 03/01/37	699
	Government National Mortgage Association II, 30 Year, Single Family,
92	6.000%, 03/20/28	101
20	7.500%, 02/20/28 - 09/20/28	23
56	8.000%, 12/20/25 - 10/20/28	66
32	8.500%, 03/20/25 - 05/20/25	39
	Government National Mortgage Association, 15 Year, Single Family,
50	6.000%, 10/15/17	55
3	7.500%, 02/15/12 - 03/15/12	3
37	8.000%, 01/15/16	40
	Government National Mortgage Association, 30 Year, Single Family,
925	6.000%, 11/15/28 - 12/15/38	1,035
573	6.500%, 01/15/24 - 12/15/35	653
564	7.000%, 08/15/23 - 06/15/35	640
36	7.500%, 11/15/22 - 09/15/28	41
14	8.000%, 05/15/22 - 08/15/28	17
10	8.500%, 11/15/17	12
18	9.000%, 08/15/16 - 11/15/24	21
363	9.500%, 01/15/17 - 12/15/25	443
11	12.000%, 11/15/19	12

	Total Mortgage Pass-Through Securities (Cost $35,550)	37,592

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $40)	43

U.S. Government Agency Securities — 2.8%
500	Federal Farm Credit Bank, 5.125%, 11/15/18	585
1,386	Federal Home Loan Bank System, 4.720%, 09/20/12	1,465
1,000	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,194
	Federal National Mortgage Association,
1,300	07/05/14	1,226
1,000	Zero Coupon, 06/01/17	840
1,800	5.000%, 05/11/17	2,090
500	5.375%, 06/12/17	592
678	6.250%, 02/01/11	684
500	Federal National Mortgage Association Interest Strip,11/15/21	327
	Financing Corp. Fico,
500	Zero Coupon, 04/05/19	391
300	Zero Coupon, 09/26/19	228
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,187
333	Tennessee Valley Authority STRIP, Zero Coupon, 05/01/19	252

	Total U.S. Government Agency Securities (Cost $10,718)	11,061

U.S. Treasury Obligations — 31.8%
	U.S. Treasury Bonds,
50	7.250%, 05/15/16	65
5,675	7.500%, 11/15/16	7,514
300	8.000%, 11/15/21	442
3,801	8.125%, 08/15/19	5,495
320	8.500%, 02/15/20	476
4,075	8.750%, 05/15/17	5,774
750	8.750%, 08/15/20	1,140
6,090	8.875%, 08/15/17	8,731
2,899	8.875%, 02/15/19	4,324
750	9.250%, 02/15/16	1,041
2,355	9.875%, 11/15/15 (m)	3,312
	U.S. Treasury Bonds Principal STRIPS,
3,500	02/15/15	3,325
400	05/15/16	365
	U.S. Treasury Notes,
380	1.375%, 02/15/13	387
250	1.750%, 01/31/14	258
500	1.875%, 02/28/14	517
100	2.375%, 10/31/14	105
800	2.625%, 07/31/14	848
7,750	2.625%, 12/31/14	8,214
300	2.625%, 02/29/16	316
250	2.625%, 04/30/16	263
300	3.125%, 10/31/16	322
1,625	3.125%, 04/30/17	1,739
1,250	3.250%, 12/31/16	1,351
2,150	3.250%, 03/31/17	2,319
1,950	4.750%, 08/15/17	2,284
	U.S. Treasury STRIPS,
61	02/15/12	61
202	11/15/13	198
5,450	02/15/14 (m)	5,296
12,666	05/15/14 (m)	12,242
7,602	08/15/14 (m)	7,300
3,518	11/15/14 (m)	3,359
3,325	02/15/15	3,155
95	08/15/15	89
32	08/15/15	30
7,452	11/15/15 (m)	6,913
5,766	02/15/16 (m)	5,301
1,072	05/15/16	977
2,005	08/15/16	1,806
300	11/15/16	268
700	11/15/16	625
932	02/15/17	823
257	05/15/17	225
100	08/15/17	87
946	08/15/17	818
1,960	11/15/17	1,677
200	02/15/18	169
495	05/15/19	396
4,350	08/15/19	3,442
2,000	02/15/20	1,536
150	05/15/20	114
4,920	05/15/20	3,728
1,200	08/15/20	897
100	08/15/21	71
1,350	11/15/21	940

	Total U.S. Treasury Obligations (Cost $115,908)	123,470

SHARES
Short-Term Investment — 1.2%

Investment Company — 1.2%
4,704	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $4,704)	4,704

	Investment of Cash Collateral for Securities on Loan —0.1%

	Investment Company — 0.1%
421	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $421)	421

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Total Investments — 99.6% (Cost $365,419)	386,634

	Other Assets in Excess of Liabilities — 0.4%	1,512

	NET ASSETS — 100.0%	$388,146

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2010.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in
effect as of November 30, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $72,000 which amounts to 0.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,444
Aggregate gross unrealized depreciation	(3,229)

Net unrealized appreciation/depreciation	$21,215

Federal income tax cost of investments	$365,419

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$8,051	$—	$8,051
Collateralized Mortgage Obligations
Agency CMO	—	98,613	—	98,613
Non-Agency CMO	—	20,316	72	20,388
Commercial Mortgage-Backed
Securities	—	5,111	—	5,111
Corporate Bonds
Consumer Discretionary	—	3,935	—	3,935
Consumer Staples	—	2,623	—	2,623
Energy	—	3,029	—	3,029
Financials	—	47,454	—	47,454
Health Care	—	797	—	797
Industrials	—	3,540	—	3,540
Information Technology	—	2,141	—	2,141
Materials	—	1,711	—	1,711
Telecommunication Services	—	5,837	—	5,837
Utilities	—	5,435	—	5,435

Total Corporate Bonds	—	76,502	—	76,502

Foreign Government Securities	—	678	—	678
Mortgage Pass-Through Securities	—	37,592	—	37,592
Supranational	—	43	—	43
U.S. Government Agency
Securities	—	11,061	—	11,061
U.S. Treasury Obligations	—	123,470	—	123,470
Short-Term Investment
Investment Company	4,704	—	—	4,704
Investment of Cash Collateral for Securities on Loan
Investment Company	421	—	—	421

Total Investments in Securities	$5,125	$381,437	$72	$386,634

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Asset-Backed Securities	63	0	0	0	0	0	(63)	0
Collateralized Mortgage Obligations	75	0	(3)	0	0	0	—	72

Total	138	0	(3)	0	0	0	(63)	72

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(3,000).

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

By:	/s/
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2011